UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 13 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Emerging Markets Equity Select Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, and Wells Fargo Advantage Intrinsic World Equity Fund. Each series has an October 31 fiscal year end.

The following 2 series of Wells Fargo Funds Trust have an April 30 fiscal year end: Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Absolute Return Fund.

Date of reporting period: January 31, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 21.89%

Brazil: 0.59%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75%	5-22-2018	460,000	$145,719

Germany: 7.50%
KfW (Financials, Banks, TRY)	5.00	1-16-2017	1,025,000	403,252
KfW (Financials, Banks, TRY)	7.75	2-3-2016	600,000	246,856
KfW (Financials, Banks, TRY)	8.50	4-15-2015	1,000,000	409,063
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	6,400,000	579,935
Landwirtschaftliche Rentenbank (Financials, Banks, TRY)	9.50	5-23-2022	500,000	221,596

				1,860,702

Luxembourg: 2.19%
European Investment Bank (Financials, Banks, HUF)	6.25	10-27-2016	22,000,000	86,038
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	2,600,000	243,723
European Investment Bank (Financials, Banks, TRY)	9.25	7-20-2018	500,000	214,944

				544,705

Mexico: 2.93%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	199,500
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	2,750,000	188,911
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	2,500,000	171,787
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	166,333

				726,531

Netherlands: 2.00%
Rabobank Nederland (Financials, Banks, TRY)	6.13	5-2-2017	460,000	181,408
Rabobank Nederland (Financials, Banks, ZAR)	7.50	3-24-2021	3,600,000	315,923

				497,331

United States: 6.68%
Inter-American Development Bank (Financials, Banks, IDR)	7.25	7-17-2017	8,500,000,000	682,363
International Bank for Reconstruction & Development (Financials, Banks, ZAR)	7.00	6-7-2023	5,600,000	468,760
International Bank for Reconstruction & Development (Financials, Banks, MXN)	7.50	3-5-2020	6,600,000	507,940

				1,659,063

Total Foreign Corporate Bonds and Notes (Cost $6,266,714)				5,434,051

Foreign Government Bonds @: 69.48%
Brazil (BRL)	10.00	1-1-2019	3,300,000	1,163,329
Brazil (BRL)	10.00	1-1-2025	4,085,000	1,376,409
Colombia (COP)	7.00	5-4-2022	2,810,000,000	1,194,964
Colombia (COP)	7.75	4-14-2021	975,000,000	445,263
Hungary (HUF)	6.75	11-24-2017	189,500,000	781,748
Indonesia (IDR)	7.38	9-15-2016	11,000,000,000	877,048
Indonesia (IDR)	8.38	3-15-2024	11,180,000,000	957,248
Malaysia (MYR)	3.26	3-1-2018	3,835,000	1,045,023
Malaysia (MYR)	4.18	7-15-2024	3,000,000	849,901
Mexico (MXN)	7.75	11-13-2042	12,000,000	1,000,112
Mexico (MXN)	10.00	12-5-2024	12,650,000	1,149,441
Poland (PLN)	3.25	7-25-2025	6,405,000	1,935,810
Republic of South Africa (ZAR)	8.00	12-21-2018	12,850,000	1,164,579
Romania (RON)	5.85	4-26-2023	3,450,000	1,081,869
Thailand (THB)	3.25	6-16-2017	38,550,000	1,209,499

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund

Security name		Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Turkey (TRY)		9.00%	7-24-2024	2,200,000	$1,018,927

Total Foreign Government Bonds (Cost $19,122,454)					17,251,170

Yankee Corporate Bonds and Notes: 2.08%

Brazil: 1.36%
ITAU Unibanco Holding SA (Financials, Banks)		5.13	5-13-2023	$200,000	197,190
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels)		5.75	1-20-2020	150,000	139,109

					336,299

United Kingdom: 0.72%
Vedanta Resources plc (Materials, Metals & Mining) 144A		6.00	1-31-2019	200,000	179,000

Total Yankee Corporate Bonds and Notes (Cost $563,555)					515,299

		Yield		Shares

Short-Term Investments: 2.78%

Investment Companies: 2.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		691,388	691,388

Total Short-Term Investments (Cost $691,388)					691,388

Total investments in securities (Cost $26,644,111)*	96.23%				23,891,908

Other assets and liabilities, net	3.77				936,102

Total net assets	100.00%				$24,828,010

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $26,650,002 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,699
Gross unrealized losses	(2,801,793)

Net unrealized losses	$(2,758,094)

Abbreviations:

BRL	Brazilian real
COP	Columbian Peso
HUF	Hungarian forint
IDR	Indonesian rupiah
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

2

  Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign corporate bonds and notes	$0	$5,434,051	$0	$5,434,051
Foreign government bonds	0	17,251,170	0	17,251,170
Yankee corporate bonds and notes	0	515,299	0	515,299
Short-term investments
Investment companies	691,388	0	0	691,388

	691,388	23,200,520	0	23,891,908

Forward foreign currency contracts	0	532,952	0	532,952

Total assets	$691,388	$23,733,472	$0	$24,424,860

Liabilities
Forward foreign currency contracts	$0	$196,247	$0	$196,247

Total liabilities	$0	$196,247	$0	$196,247

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of January 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-12-2015	State Street Bank	3,200,000 MYR	$881,491	$954,512	$(73,021)
2-27-2015	State Street Bank	21,300,000 ZAR	1,822,150	1,839,537	(17,387)
3-9-2015	State Street Bank	3,400,000 PLN	916,736	915,243	1,493
3-17-2015	State Street Bank	5,725,000 MXN	380,906	390,311	(9,405)
4-20-2015	State Street Bank	24,500,000 THB	745,775	742,874	2,901
4-20-2015	State Street Bank	1,950,000 BRL	711,432	738,860	(27,428)
4-24-2015	State Street Bank	4,550,000 TRY	1,829,438	1,898,444	(69,006)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains
2-17-2015	State Street Bank	470,000,000 COP	$192,337	$194,859	$2,522
2-27-2015	State Street Bank	21,300,000 ZAR	1,822,150	1,905,716	83,566
3-9-2015	State Street Bank	2,815,000 RON	716,815	780,081	63,266
3-9-2015	State Street Bank	6,915,000 PLN	1,864,479	2,038,692	174,213
3-9-2015	State Street Bank	220,375,000 HUF	800,449	881,757	81,308
3-9-2015	State Street Bank	1,350,000 RON	343,766	375,167	31,401
3-17-2015	State Street Bank	5,725,000 MXN	380,906	384,202	3,296
4-20-2015	State Street Bank	1,950,000 BRL	711,432	727,395	15,963
4-24-2015	State Street Bank	4,550,000 TRY	1,829,438	1,902,055	72,617
5-4-2015	State Street Bank	15,000,000 MXN	995,167	995,573	406

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.10%

United States: 0.10%
NBCUniversal Media LLC (Consumer Discretionary, Media )	2.88%	1-15-2023	$1,265,000	$1,301,211

Total Corporate Bonds and Notes (Cost $1,263,151)				1,301,211

Foreign Corporate Bonds and Notes @: 19.90%

Australia: 0.98%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,179,451
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	4,782,000	6,530,332
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	4,090,000	4,833,308

				12,543,091

Bermuda: 0.52%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	5,204,000	6,597,218

Brazil: 0.33%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	4,161,539

Cayman Islands: 0.33%
Brakes Capital (Consumer Discretionary, Diversified Consumer Services, GBP)	7.13	12-15-2018	1,950,000	2,977,477
Brakes Capital (Consumer Discretionary, Diversified Consumer Services, GBP) 144A	7.13	12-15-2018	825,000	1,259,702

				4,237,179

Czech Republic: 0.73%
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	7,295,000	9,355,359

France: 0.73%
Autoroutes Du Sud de la France (Industrials, Transportation Infrastructure, EUR)	2.95	1-17-2024	7,100,000	9,298,510

Germany: 1.89%
HP Pelzer Holdings (Consumer Discretionary, Auto Components, EUR) 144A	7.50	7-15-2021	1,865,000	2,202,285
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,473,347
KfW (Financials, Banks, AUD)	5.00	3-19-2024	16,755,000	15,170,405
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	489,320
Volkswagen Leasing GmbH Company (Financials, Consumer Finance, EUR)	2.63	1-15-2024	3,726,000	4,828,997

				24,164,354

Ireland: 0.64%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	4.13	9-13-2023	4,700,000	8,129,739

Italy: 0.08%
Marcolin SpA (Consumer Discretionary, Personal Products, EUR) 144A(i)	8.50	11-15-2019	900,000	1,041,408

Luxembourg: 1.86%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	2,925,000	3,465,223
European Investment Bank (Financials, Banks, NOK)	3.00	5-22-2019	34,530,000	4,840,341
European Investment Bank (Financials, Banks, NZD)	4.75	1-22-2019	10,116,000	7,645,577

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Luxembourg (continued)
European Investment Bank (Financials, Banks, ZAR)	9.00%	3-31-2021	5,790,000	$542,753
Gestamp Funding Luxembourg SA (Consumer Discretionary, Auto Components, EUR)	5.88	5-31-2020	2,400,000	2,874,719
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50	10-31-2019	1,683,000	2,517,323
Play Finance 2 SA (Telecommunication Services, Wireless Telecommunication Services, EUR) 144A	5.25	2-1-2019	1,600,000	1,893,879

				23,779,815

Mexico: 0.69%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	5,836,000	7,458,383
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	9,750,000	669,774
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	654,989

				8,783,146

Netherlands: 1.18%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	3.38	9-19-2023	400,000	538,173
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	2.88	3-11-2024	1,000,000	1,301,747
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	3.88	4-11-2022	2,200,000	2,978,598
Grupo Isolux Corsan Finance BV (Industrials, Construction & Engineering, EUR) 144A	6.63	4-15-2021	2,400,000	2,337,743
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	2,236,000	2,728,422
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR) 144A	7.25	12-1-2020	750,000	877,244
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	2,000,000	2,339,316
Samvardhana Motherson Automotive Systems Group (Consumer Discretionary, Auto Components, EUR) 144A	4.13	7-15-2021	1,800,000	2,007,741

				15,108,984

Norway: 0.96%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	12,650,000	11,598,773
Lock AS (Financials, Diversified Financial Services, EUR) 144A	7.00	8-15-2021	600,000	698,394

				12,297,167

Philippines: 0.63%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	9,731,000	8,105,174

Spain: 0.72%
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, GBP)	5.29	12-9-2022	5,100,000	9,224,073

United Kingdom: 4.52%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	4.25	7-31-2043	3,495,000	5,683,211
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	2.75	3-25-2025	2,615,000	3,405,476
Brighthouse Group plc (Consumer Discretionary, Specialty Retail, GBP)	7.88	5-15-2018	900,000	1,274,517
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	3,020,000	5,178,280
GE Capital (Industrials, Industrial Conglomerates, GBP)	5.13	5-24-2023	1,000,000	1,835,191
GHD Bondco plc (Consumer Discretionary, Distributors, GBP)	7.00	4-15-2020	1,975,000	2,647,525
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	2,561,000	3,101,586
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	2.25	2-26-2021	4,669,000	5,650,225

2

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United Kingdom (continued)
Jaguar Land Rover Automobile Company (Consumer Discretionary, Automobiles, GBP)	5.00%	2-15-2022	1,000,000	$1,615,202
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	2,255,000	3,753,094
R&R Ice Cream plc (Consumer Staples, Food & Staples Retailing, GBP)	5.50	5-15-2020	2,560,000	3,744,517
Schaeffler Finance BV (Financials, Diversified Financial Services, EUR)	3.50	5-15-2022	3,200,000	3,760,639
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	2,550,000	3,687,180
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	3,400,000	5,773,530
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	2,450,000	3,789,927
United Utilities Water plc (Utilities, Water Utilities, GBP)	5.75	3-25-2022	1,200,000	2,234,187
Wagamama Finance plc (Financials, Diversified Financial Services, GBP) 144A	7.88	2-1-2020	450,000	689,184

				57,823,471

United States: 3.11%
Albemarle Corporation (Materials, Chemicals, EUR )	1.88	12-8-2021	3,910,000	4,498,791
Amgen Incorporated (Health Care, Biotechnology, GBP )	4.00	9-13-2029	3,500,000	5,970,036
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,868,000	2,110,839
Morgan Stanley (Financials, Capital Markets, EUR )	1.75	1-30-2025	5,750,000	6,565,404
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR )	2.38	9-23-2024	7,409,000	9,093,564
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR )	3.25	2-17-2026	4,864,000	6,549,265
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	1,000,000	1,346,477
Walgreens Boots Alliance Incorporated (Consumer Staples, Food & Staples Retailing, GBP )	3.60	11-20-2025	2,250,000	3,639,478

				39,773,854

Total Foreign Corporate Bonds and Notes (Cost $272,387,875)				254,424,081

Foreign Government Bonds @: 72.98%
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	67,140,000	56,020,301
Bonos y Obligaciones del Estado 144A (EUR)	1.60	4-30-2025	90,625,000	103,059,573
Brazil (BRL)	10.00	1-1-2017	77,650,000	28,043,826
Brazil (BRL)	10.00	1-1-2019	73,100,000	25,769,504
Canada 144A (CAD)	2.90	6-15-2024	33,300,000	29,144,248
Colombia (COP)	7.00	5-4-2022	6,650,000,000	2,827,940
Colombia (COP)	7.75	4-14-2021	1,630,000,000	744,389
Germany (NOK)	4.00	3-4-2016	38,910,000	5,204,710
Hungary (HUF)	6.75	11-24-2017	462,450,000	1,907,755
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	2,047,563
Indonesia (IDR)	8.38	3-15-2024	23,650,000,000	2,024,948
Indonesia (IDR)	10.00	7-15-2017	17,700,000,000	1,499,837
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	3,300,000	3,954,529
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	35,200,000	42,942,555
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	18,190,000	24,461,936
Korea (KRW)	3.00	9-10-2024	28,650,000,000	27,918,817
Korea (KRW)	3.13	3-10-2019	32,550,000,000	31,034,086
Malaysia (MYR)	3.26	3-1-2018	8,002,000	2,180,514
Malaysia (MYR)	4.18	7-15-2024	6,400,000	1,813,123
Mexico (MXN)	7.75	11-13-2042	26,500,000	2,208,580
Mexico (MXN)	10.00	12-5-2024	362,418,000	32,931,065
Mexico (MXN)	10.00	12-5-2024	277,650,000	25,228,632
New Zealand (NZD)	5.50	4-15-2023	61,114,000	51,805,746
Norway (NOK)	2.00	5-24-2023	24,318,000	3,352,390
Norway (NOK)	3.75	5-25-2021	123,824,000	18,776,167

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Norway (NOK)	4.50%	5-22-2019	69,546,000	$10,422,673
Poland (PLN)	3.25	7-25-2025	14,700,000	4,442,843
Poland (PLN)	4.00	10-25-2023	167,000,000	52,610,354
Province of British Columbia (AUD)	4.25	11-27-2024	14,090,000	12,029,067
Province of Ontario (AUD)	6.25	9-29-2020	13,230,000	12,069,550
Queensland Treasury (AUD)	5.75	7-22-2024	26,855,000	25,997,327
Republic of South Africa (ZAR)	7.75	2-28-2023	407,881,000	36,917,696
Republic of South Africa (ZAR)	8.00	12-21-2018	34,500,000	3,126,690
Romania (RON)	5.85	4-26-2023	8,110,000	2,543,176
Singapore (SGD)	3.00	9-1-2024	37,125,000	30,119,852
State of New South Wales Australia (AUD)	5.00	8-20-2024	31,136,000	28,859,536
Thailand (THB)	3.25	6-16-2017	91,207,000	2,861,604
Thailand (THB)	3.88	6-13-2019	1,178,387,000	38,416,784
Turkey (TRY)	9.00	3-8-2017	5,019,000	2,137,840
Turkey (TRY)	9.00	7-24-2024	76,375,000	35,372,961
United Kingdom Gilt (GBP)	2.75	9-7-2024	27,650,000	46,850,600
United Kingdom Gilt (GBP)	3.25	1-22-2044	18,953,000	35,958,978
United Kingdom Gilt (GBP)	3.75	9-7-2021	6,830,000	12,037,438
United Kingdom Gilt (GBP)	4.75	12-7-2030	6,250,000	13,407,957

Total Foreign Government Bonds (Cost $977,830,790)				933,085,660

Yankee Corporate Bonds and Notes: 2.45%

Bermuda: 0.26%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services )	4.75	2-16-2021	$525,000	580,125
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services )	5.00	10-19-2025	2,500,000	2,796,875

				3,377,000

Brazil: 0.47%
ITAU Unibanco Holding SA (Financials, Banks)	5.13	5-13-2023	450,000	443,678
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels )	5.75	1-20-2020	6,016,000	5,579,178

				6,022,856

Cayman Islands: 0.34%
Alibaba Group Holding Limited (Information Technology, Internet Software & Services ) 144A	3.60	11-28-2024	950,000	967,665
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels )	5.00	11-15-2020	2,950,000	3,333,500

				4,301,165

Israel: 0.26%
B Communications Limited (Telecommunication Services, Diversified Telecommunication Services ) 144A	7.38	2-15-2021	3,162,000	3,304,290

Luxembourg: 0.06%
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels )	5.38	1-27-2021	837,000	751,994

Netherlands: 0.55%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels )	5.50	4-20-2021	3,200,000	3,764,000
Myriad International Holdings BV (Consumer Discretionary, Media )	6.00	7-18-2020	2,950,000	3,311,670

				7,075,670

4

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Peru: 0.29%
Banco De Credito Del Peru (Financials, Banks ) 144A		4.25%	4-1-2023	$3,634,000	$3,723,760

United Kingdom: 0.22%
British Sky Broadcasting Group plc (Consumer Discretionary, Media ) 144A		3.13	11-26-2022	1,362,000	1,386,199
Vedanta Resources plc (Materials, Metals & Mining ) 144A		6.00	1-31-2019	1,600,000	1,432,000
					2,818,199

Total Yankee Corporate Bonds and Notes (Cost $30,742,298)					31,374,934

Short-Term Investments: 2.10%

		Yield		Shares

Investment Companies: 2.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		26,816,976	26,816,976

Total Short-Term Investments (Cost $26,816,976)					26,816,976

Total investments in securities (Cost $1,309,041,090)*	97.53%				1,247,002,862

Other assets and liabilities, net	2.47				31,568,692

Total net assets	100.00%				$1,278,571,554

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,310,129,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,558,120
Gross unrealized losses	(69,684,669)

Net unrealized losses	$(63,126,549)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Columbian Peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

5

Wells Fargo Advantage International Bond Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in:
Corporate bonds and notes	$0	$1,301,211	$0	$1,301,211
Foreign corporate bonds and notes	0	254,424,081	0	254,424,081
Foreign government bonds	0	933,085,660	0	933,085,660
Yankee corporate bonds and notes	0	31,374,934	0	31,374,934
Short-term investments
Investment companies	26,816,976	0	0	26,816,976

	26,816,976	1,220,185,886	0	1,247,002,862

Forward foreign currency contracts	0	34,241,837	0	34,241,837

Total assets	$26,816,976	$1,254,427,723	$0	$1,281,244,699

Liabilities
Forward foreign currency contracts	$0	$18,973,868	$0	$18,973,868

Total liabilities	$0	$18,973,868	$0	$18,973,868

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended January 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-10-2015	State Street Bank	3,595,000,000 JPY	$ 30,616,225	$ 30,414,500	$ 201,725
2-10-2015	State Street Bank	3,900,000,000 JPY	33,213,707	32,906,644	307,063
2-10-2015	State Street Bank	13,500,000,000 JPY	114,970,525	112,603,126	2,367,399
2-10-2015	State Street Bank	796,591,058 MXN	53,121,476	54,058,216	(936,740)
2-12-2015	State Street Bank	7,550,000 MYR	2,079,768	2,252,051	(172,283)
2-13-2015	State Street Bank	4,500,000 BRL	1,672,396	1,687,289	(14,893)
2-27-2015	State Street Bank	53,600,000 ZAR	4,585,317	4,629,070	(43,753)

3-9-2015	State Street Bank	6,700,000 PLN	1,806,509	1,803,567	2,942
3-11-2015	State Street Bank	1,200,000 GBP	1,807,006	1,800,666	6,340
3-16-2015	State Street Bank	108,000,000 EUR	122,083,842	134,338,608	(12,254,766)
3-16-2015	State Street Bank	9,753,738 EUR	11,025,684	12,140,000	(1,114,316)
3-16-2015	State Street Bank	8,845,345 EUR	9,998,830	11,000,000	(1,001,170)
3-16-2015	State Street Bank	8,000,000 EUR	9,043,248	9,737,240	(693,992)
3-16-2015	State Street Bank	18,000,000 EUR	20,347,307	20,464,200	(116,893)
3-17-2015	State Street Bank	10,725,000 MXN	713,576	731,194	(17,618)
4-20-2015	State Street Bank	53,000,000 THB	1,613,309	1,607,035	6,274
4-20-2015	State Street Bank	3,850,000 BRL	1,404,622	1,458,775	(54,153)
4-24-2015	State Street Bank	9,915,000 TRY	3,986,566	4,136,938	(150,372)
4-27-2015	State Street Bank	46,000,000 CAD	36,162,403	36,900,665	(738,262)

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2015	In exchange for	U.S. value at January 31, 2015	Unrealized gains (losses)
3-23-2015	State Street Bank	43,805,814 EUR	$ 49,521,331	188,400,000 PLN	$ 50,772,352	$(1,251,021)
4-20-2015	State Street Bank	7,157,317,537 JPY	61,005,511	51,825,000 EUR	58,602,598	2,402,913

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-10-2015	State Street Bank	796,591,058 MXN	$ 53,121,476	$ 55,095,000	$ 1,973,524
2-13-2015	State Street Bank	59,500,000 BRL	22,112,794	22,593,507	480,713
2-13-2015	State Street Bank	85,500,000 BRL	31,775,527	32,925,139	1,149,612
2-17-2015	State Street Bank	830,000,000 COP	339,659	344,113	4,454
2-18-2015	State Street Bank	78,450,000 TRY	31,954,710	34,347,651	2,392,941
2-27-2015	State Street Bank	391,500,000 ZAR	33,491,636	35,027,602	1,535,966
2-27-2015	State Street Bank	5,700,000 ZAR	487,618	484,003	(3,615)
2-27-2015	State Street Bank	47,900,000 ZAR	4,097,700	4,285,625	187,925
3-9-2015	State Street Bank	514,500,000 HUF	1,868,775	2,058,601	189,826
3-9-2015	State Street Bank	15,050,000 PLN	4,057,904	4,437,067	379,163
3-9-2015	State Street Bank	5,995,000 RON	1,526,575	1,661,309	134,734
3-9-2015	State Street Bank	3,775,000 RON	961,271	1,049,077	87,806
3-11-2015	State Street Bank	42,200,000 GBP	63,546,394	63,172,134	(374,260)
3-11-2015	State Street Bank	5,500,000 GBP	8,282,113	8,278,639	(3,474)
3-11-2015	State Street Bank	46,100,000 GBP	69,419,165	72,020,693	2,601,528
3-11-2015	State Street Bank	11,690,000 GBP	17,603,255	18,340,874	737,619
3-12-2015	State Street Bank	3,000,000 NZD	2,174,703	2,231,658	56,955
3-12-2015	State Street Bank	79,500,000 NZD	57,629,629	60,714,150	3,084,521
3-16-2015	State Street Bank	6,700,000 EUR	7,573,720	7,541,433	(32,287)
3-16-2015	State Street Bank	50,352,634 EUR	56,918,917	60,700,000	3,781,083
3-17-2015	State Street Bank	7,500,000 AUD	5,822,976	5,943,570	120,594
3-17-2015	State Street Bank	43,150,000 AUD	33,501,521	35,511,199	2,009,678
3-17-2015	State Street Bank	170,000,000 AUD	131,987,453	139,432,300	7,444,847
3-17-2015	State Street Bank	10,725,000 MXN	713,576	719,750	6,174
4-15-2015	State Street Bank	40,740,000 SGD	30,083,921	30,480,779	396,858
4-20-2015	State Street Bank	3,850,000 BRL	1,404,622	1,436,138	31,516
4-24-2015	State Street Bank	9,915,000 TRY	3,986,566	4,144,807	158,241
5-4-2015	State Street Bank	33,350,000 MXN	2,212,588	2,213,491	903

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.75%
FHLMC Series 2012-K706 Class C 144A±	4.03%	11-25-2044	$446,000	$463,512
FHLMC Series 2013-K713 Class B 144A±	3.16	4-25-2046	125,000	127,599
FREMF Mortgage Trust Series 2011-K703 Class B 144A±	4.88	7-25-2044	250,000	269,600
FREMF Mortgage Trust Series 2013-K502 Class B 144A±	2.73	3-25-2045	250,000	253,002

Total Agency Securities (Cost $1,106,692)				1,113,713

Asset-Backed Securities: 5.61%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82	2-10-2020	250,000	257,209
Avis Budget Rental Car Funding (AESOP) LLC Series 2014-1A Class C 144A	3.75	7-20-2020	400,000	402,546
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	193,750	197,561
CLI Funding LLC Trust Series 2014-1A Class A 144A	3.29	6-18-2029	375,715	380,775
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	301,746
OneMain Financial Issuance Trust Series 2014-1A Class B 144A	3.24	6-18-2024	250,000	252,091
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	97,359
Social Professional Loan Program LLC Series 2014-A Class A2 144A	3.02	10-25-2027	257,270	263,250
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	121,250	121,580

Total Asset-Backed Securities (Cost $2,266,999)				2,274,117

Corporate Bonds and Notes: 31.00%

Consumer Discretionary: 7.79%

Auto Components: 0.93%
United Rentals North America Incorporated	5.75	7-15-2018	365,000	376,863

Automobiles: 0.70%
Ford Motor Company	7.45	7-16-2031	200,000	283,659

Distributors: 0.04%
LKQ Corporation	4.75	5-15-2023	15,000	14,588

Diversified Consumer Services: 0.36%
Service Corporation International	8.00	11-15-2021	124,000	146,630

Hotels, Restaurants & Leisure: 1.05%
CCM Merger Incorporated 144A	9.13	5-1-2019	100,000	108,000
Greektown Holdings LLC 144A	8.88	3-15-2019	120,000	120,900
Hilton Worldwide Finance LLC	5.63	10-15-2021	5,000	5,275
NAI Entertainment Holdings LLC 144A	5.00	8-1-2018	25,000	25,875
Pinnacle Entertainment Incorporated	7.50	4-15-2021	160,000	166,400

				426,450

Household Durables: 1.93%
DR Horton Incorporated	4.75	5-15-2017	375,000	389,063
Pulte Group Incorporated	7.63	10-15-2017	350,000	391,125

				780,188

Media: 1.60%
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	5,000	5,175
CBS Outdoor Americas Capital LLC 144A	5.88	3-15-2025	15,000	15,600
CCO Holdings LLC	5.13	2-15-2023	10,000	9,800
CCOH Safari LLC	5.75	12-1-2024	55,000	55,756
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	30,000	29,326
Cinemark USA Incorporated	5.13	12-15-2022	200,000	199,000
Gray Television Incorporated	7.50	10-1-2020	105,000	107,888
Lamar Media Corporation	5.38	1-15-2024	5,000	5,188
Lamar Media Corporation	5.88	2-1-2022	150,000	155,625

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Live Nation Entertainment Incorporated 144A	7.00%	9-1-2020	$5,000	$5,338
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	25,000	26,031
Nielsen Finance LLC 144A	5.00	4-15-2022	35,000	35,088

				649,815

Specialty Retail: 1.17%
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	5,000	5,300
Chinos Intermediate Holdings A Incorporated 144A	7.75	5-1-2019	25,000	21,000
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	52,000
Sally Holdings Incorporated	6.88	11-15-2019	360,000	382,050
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,738

				475,088

Textiles, Apparel & Luxury Goods: 0.01%
William Carter Company	5.25	8-15-2021	5,000	5,175

Consumer Staples: 1.27%

Beverages: 0.96%
Constellation Brands Incorporated	7.25	9-1-2016	350,000	379,750
Cott Beverages Incorporated 144A	6.75	1-1-2020	10,000	9,875

				389,625

Food Products: 0.31%
B&G Foods Incorporated	4.63	6-1-2021	25,000	24,875
Darling Ingredients Incorporated	5.38	1-15-2022	5,000	4,988
Simmons Foods Incorporated 144A	7.88	10-1-2021	50,000	48,500
WhiteWave Foods Company	5.38	10-1-2022	45,000	47,475

				125,838

Energy: 5.27%

Energy Equipment & Services: 2.01%
Bristow Group Incorporated	6.25	10-15-2022	150,000	142,875
Compressco Partners LP 144A	7.25	8-15-2022	30,000	24,900
Era Group Incorporated	7.75	12-15-2022	130,000	124,800
Forum Energy Technologies Incorporated	6.25	10-1-2021	5,000	4,738
Hilcorp Energy Company 144A	5.00	12-1-2024	10,000	9,000
NGPL PipeCo LLC 144A	7.12	12-15-2017	75,000	72,758
NGPL PipeCo LLC 144A	7.77	12-15-2037	245,000	259,700
PHI Incorporated	5.25	3-15-2019	85,000	73,950
Targa Resources Partners 144A	5.00	1-15-2018	100,000	102,000

				814,721

Oil, Gas & Consumable Fuels: 3.26%
Denbury Resources Incorporated	6.38	8-15-2021	150,000	139,500
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	25,000	11,000
Exterran Partners LP	6.00	4-1-2021	50,000	42,750
Northern Tier Energy LLC	7.13	11-15-2020	25,000	25,375
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	49,631
Sabine Pass Liquefaction LLC	5.63	4-15-2023	120,000	120,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	25,000	25,156
Sabine Pass Liquefaction LLC	6.25	3-15-2022	50,000	51,813
Sabine Pass LNG LP	6.50	11-1-2020	175,000	177,625
Sabine Pass LNG LP	7.50	11-30-2016	50,000	52,625
SemGroup Corporation	7.50	6-15-2021	20,000	19,900
Suburban Propane Partners LP	5.50	6-1-2024	15,000	14,775
Suburban Propane Partners LP	7.38	3-15-2020	45,000	46,800

2

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corporation 144A	6.13%	10-1-2024	$30,000	$25,650
Williams Companies Incorporated	4.55	6-24-2024	150,000	139,485
WPX Energy Incorporated	5.25	1-15-2017	375,000	377,813

				1,319,898

Financials: 8.59%

Banks: 1.81%
Bank of America Corporation	4.20	8-26-2024	150,000	156,041
CIT Group Incorporated	3.88	2-19-2019	5,000	4,988
CIT Group Incorporated	4.25	8-15-2017	375,000	379,613
CIT Group Incorporated	5.38	5-15-2020	50,000	53,375
CIT Group Incorporated 144A	6.63	4-1-2018	5,000	5,388
JPMorgan Chase & Company	6.00	12-31-2049	135,000	136,308

				735,713

Capital Markets: 0.80%
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	49,638
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	23,500
Jefferies Finance LLC 144A	7.50	4-15-2021	25,000	23,500
Level 3 Financing Incorporated 144A	5.63	2-1-2023	5,000	5,086
Level 3 Financing Incorporated	6.13	1-15-2021	5,000	5,188
Morgan Stanley	4.10	5-22-2023	210,000	217,682

				324,594

Consumer Finance: 2.90%
Ally Financial Incorporated	5.13	9-30-2024	75,000	77,719
Ally Financial Incorporated	7.50	9-15-2020	112,000	133,000
General Motors Financial Company Incorporated	2.75	5-15-2016	400,000	405,000
Navient LLC	6.00	1-25-2017	350,000	366,660
Navient LLC	8.00	3-25-2020	30,000	33,600
SLM Corporation	6.13	3-25-2024	30,000	29,250
SLM Corporation	8.45	6-15-2018	75,000	84,796
Springleaf Finance Corporation	8.25	10-1-2023	40,000	45,200

				1,175,225

Diversified Financial Services: 0.86%
Denali Borrower LLC 144A	5.63	10-15-2020	80,000	85,600
Infinity Acquisition LLC 144A	7.25	8-1-2022	65,000	58,338
Moody’s Corporation	4.88	2-15-2024	180,000	205,135

				349,073

Insurance: 0.58%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	201,757
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	35,000	34,300

				236,057

Real Estate Management & Development: 0.10%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	40,000	40,000

REITs: 1.54%
American Tower Corporation	3.50	1-31-2023	200,000	202,005
Crown Castle International Corporation	4.88	4-15-2022	25,000	25,325
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,188
Iron Mountain Incorporated	5.75	8-15-2024	41,000	41,718

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Iron Mountain Incorporated	6.00%	8-15-2023	$75,000	$78,563
Omega Healthcare Investors Incorporated 144A	4.50	1-15-2025	175,000	181,705
The Geo Group Incorporated	5.88	10-15-2024	5,000	5,150

				622,654

Health Care: 2.15%

Health Care Equipment & Supplies: 0.54%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	70,000	60,550
Medtronic Incorporated 144A	3.15	3-15-2022	150,000	157,520

				218,070

Health Care Providers & Services: 1.16%
Aviv Healthcare Properties LP	6.00	10-15-2021	10,000	10,450
Capella Healthcare Incorporated	9.25	7-1-2017	25,000	26,063
Centene Corporation	4.75	5-15-2022	20,000	20,300
Community Health Systems Incorporated	6.88	2-1-2022	30,000	31,913
HCA Incorporated	4.25	10-15-2019	15,000	15,431
HCA Incorporated	5.25	4-15-2025	5,000	5,431
HealthSouth Corporation	5.75	11-1-2024	15,000	15,488
Lifepoint Hospitals Incorporated	5.50	12-1-2021	25,000	26,281
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	100,000	103,750
Select Medical Corporation	6.38	6-1-2021	55,000	55,337
Tenet Healthcare Corporation 144A	5.50	3-1-2019	100,000	101,500
Tenet Healthcare Corporation	6.00	10-1-2020	55,000	59,400

				471,344

Health Care Technology: 0.13%
Emdeon Incorporated	11.00	12-31-2019	50,000	54,563

Pharmaceuticals: 0.32%
Endo Finance LLC 144A	6.00	2-1-2025	25,000	25,547
Endo Finance LLC 144A	7.25	1-15-2022	90,000	95,625
Pinnacle Incorporated 144A	9.50	10-1-2023	6,000	6,660

				127,832

Industrials: 1.81%

Airlines: 0.32%
American Airlines Incorporated	4.38	4-1-2024	125,000	128,750

Commercial Services & Supplies: 0.33%
ADT Corporation	4.13	4-15-2019	5,000	4,994
ADT Corporation	4.13	6-15-2023	10,000	9,375
ADT Corporation	6.25	10-15-2021	45,000	47,686
Covanta Holding Corporation	5.88	3-1-2024	45,000	46,294
Covanta Holding Corporation	7.25	12-1-2020	25,000	26,563

				134,912

Construction & Engineering: 0.17%
AECOM Technology Corporation 144A	5.75	10-15-2022	5,000	5,231
AECOM Technology Corporation 144A	5.88	10-15-2024	60,000	62,625

				67,856

Machinery: 0.94%
Case New Holland Industrial Incorporated	7.88	12-1-2017	330,000	363,382

4

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
EnPro Industries Incorporated 144A	5.88%	9-15-2022	$20,000	$20,400

				383,782

Trading Companies & Distributors: 0.05%
H&E Equipment Services Incorporated	7.00	9-1-2022	10,000	9,550
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	15,000	10,313

				19,863

Information Technology: 1.30%

Electronic Equipment, Instruments & Components: 0.12%
Zebra Technologies Corporation 144A	7.25	10-15-2022	45,000	48,263

Internet Software & Services: 0.12%
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	50,000	50,000

IT Services: 0.43%
Audatex North America Incorporated 144A	6.00	6-15-2021	40,000	41,600
Audatex North America Incorporated 144A	6.13	11-1-2023	10,000	10,425
Cardtronics Incorporated 144A	5.13	8-1-2022	80,000	78,000
First Data Corporation 144A	7.38	6-15-2019	30,000	31,463
First Data Corporation	11.75	8-15-2021	3,000	3,458
SunGard Data Systems Incorporated	6.63	11-1-2019	10,000	10,050

				174,996

Software: 0.15%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	16,069
Activision Blizzard Incorporated 144A	6.13	9-15-2023	5,000	5,450
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	50,000	40,750

				62,269

Technology Hardware, Storage & Peripherals: 0.48%
NCR Corporation	5.00	7-15-2022	175,000	171,500
NCR Corporation	5.88	12-15-2021	10,000	10,325
NCR Corporation	6.38	12-15-2023	10,000	10,450

				192,275

Materials: 1.06%

Containers & Packaging: 0.10%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	5,000	5,206
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	5,000	5,225
Sealed Air Corporation 144A	8.38	9-15-2021	25,000	28,063

				38,494

Metals & Mining: 0.96%
Alcoa Incorporated	5.13	10-1-2024	10,000	10,936
Commercial Metals Company	7.35	8-15-2018	350,000	378,875

				389,811

Telecommunication Services: 1.37%

Diversified Telecommunication Services: 0.36%
Frontier Communications Corporation	6.25	9-15-2021	30,000	30,900

5

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
GCI Incorporated	6.75%	6-1-2021	$115,000	$114,713

				145,613

Wireless Telecommunication Services: 1.01%
Level 3 Communications Incorporated 144A	5.38	8-15-2022	20,000	20,350
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	155,963
Sprint Capital Corporation	6.88	11-15-2028	25,000	22,969
Sprint Communications Incorporated	7.00	8-15-2020	10,000	10,075
Sprint Corporation	7.25	9-15-2021	10,000	9,985
Sprint Corporation	7.88	9-15-2023	90,000	91,238
T-Mobile USA Incorporated	5.25	9-1-2018	10,000	10,350
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	20,525
T-Mobile USA Incorporated	6.46	4-28-2019	5,000	5,181
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,188
T-Mobile USA Incorporated	6.54	4-28-2020	5,000	5,180
T-Mobile USA Incorporated	6.63	4-1-2023	5,000	5,187
T-Mobile USA Incorporated	6.63	4-28-2021	5,000	5,191
T-Mobile USA Incorporated	6.73	4-28-2022	15,000	15,563
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,063

				409,008

Utilities: 0.39%

Independent Power & Renewable Electricity Producers: 0.39%
Calpine Corporation 144A	6.00	1-15-2022	35,000	37,538
NSG Holdings LLC 144A	7.75	12-15-2025	105,570	113,488
TerraForm Power Operating LLC 144A	5.88	2-1-2023	5,000	5,106

				156,132

Total Corporate Bonds and Notes (Cost $12,659,824)				12,565,687

Foreign Government Bonds @: 20.44%
Brazil (BRL)	10.00	1-1-2017	1,830,000	660,917
Brazil (BRL)	10.00	1-1-2019	1,300,000	458,281
Hungary (HUF)	4.00	4-25-2018	145,750,000	561,570
Hungary (HUF)	6.75	11-24-2017	83,500,000	344,464
Indonesia (IDR)	5.25	5-15-2018	2,850,000,000	215,198
Indonesia (IDR)	7.38	9-15-2016	2,000,000,000	159,463
Indonesia (IDR)	7.88	4-15-2019	10,200,000,000	835,406
Mexico (MXN)	10.00	12-5-2024	9,150,000	831,414
Republic of South Africa (ZAR)	7.75	2-28-2023	6,350,000	574,745
Republic of South Africa (ZAR)	8.00	12-21-2018	6,150,000	557,366
Romania (RON)	4.75	6-24-2019	2,090,000	589,199
Romania (RON)	6.00	4-30-2016	2,050,000	549,729
Thailand (THB)	3.88	6-13-2019	19,900,000	648,763
Turkey (TRY)	8.50	7-10-2019	3,000,000	1,299,922

Total Foreign Government Bonds (Cost $9,014,451)				8,286,437

Loans: 22.03%
Accellent Incorporated ±	4.50	3-12-2021	$69,475	67,564
Access CIG LLC ±	6.00	10-17-2021	20,000	19,838
ADS Waste Holdings Incorporated ±<%%	0.00	10-9-2019	50,000	48,500
Advantage Sales & Marketing LLC ±	4.25	7-25-2021	44,888	44,333
Albertson’s Holdings LLC ±	4.50	8-25-2021	6,112	6,096
Albertson’s Holdings LLC ±	4.75	3-21-2019	17,949	17,887
Albertson’s Holdings LLC ±	5.50	8-25-2021	60,000	59,843
Alliance Laundry Systems LLC ±	4.25	12-10-2018	72,179	71,308
Allison Transmission Incorporated ±	3.75	8-23-2019	151,858	150,909
American Beacon Advisors Incorporated ±	4.75	11-22-2019	59,409	58,963

6

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Loans (continued)
Anchor Glass Container Corporation ±<%%	4.25%	6-30-2021	$62,313	$61,924
Applied Systems Incorporated ±<%%	4.25	1-25-2021	99,274	98,436
Applied Systems Incorporated ±	7.50	1-22-2022	5,000	4,919
Ardagh Holdings USA Incorporated ±	4.00	12-17-2019	24,813	24,347
Arris Group Incorporated ±	3.25	4-17-2020	36,254	35,952
Avaya Incorporated ±<%%	0.00	10-26-2017	25,000	23,938
Belmond Interfin Limited ±	4.00	3-21-2021	104,213	102,866
BMC Software Finance Incorporated ±	5.00	9-10-2020	133,978	129,541
Capella Healthcare Incorporated ±	5.25	12-31-2021	25,000	25,000
Capital Automotive LP ±	4.00	4-10-2019	125,928	125,221
CBS Outdoor Americas Capital LLC ±	3.00	1-31-2021	65,000	63,664
CCC Information Services Incorporated ±	4.00	12-20-2019	59,587	58,619
CCM Merger Incorporated ±	4.50	8-8-2021	34,198	34,006
CDW LLC ±	3.25	4-29-2020	58,950	57,607
Charter Communications Operating LLC ±	4.25	9-12-2021	75,000	75,291
CityCenter Holdings LLC ±	4.25	10-16-2020	63,649	63,251
Community Health Systems Incorporated ±	4.25	1-27-2021	107,985	107,861
Crown Americas LLC ±<%%	0.00	10-22-2021	10,000	10,048
Crown Castle Operating Company ±	3.00	1-31-2021	245,024	240,808
Darling International Incorporated ±	3.25	1-3-2021	4,963	4,910
Dave & Buster’s Incorporated ±	4.25	7-25-2020	28,396	28,233
Dell Incorporated ±	4.50	4-29-2020	267,244	267,357
Doosan Infracore International Incorporated ±	4.50	5-27-2021	123,940	123,631
Emdeon Business Services LLC ±	3.75	11-2-2018	248,071	244,454
EMI Music Publishing ±	3.75	6-29-2018	58,520	57,880
Equipower Resources Holdings LLC ±	4.25	12-21-2018	66,029	65,600
Equipower Resources Holdings LLC ±	4.25	12-31-2019	64,075	63,658
Exgen Renewables I LLC ±	5.25	2-14-2021	18,771	18,865
Federal Mogul Corporation ±	4.75	4-15-2021	333,325	329,742
First Data Corporation ±	3.67	3-24-2018	55,000	53,952
First Data Corporation ±	3.67	9-24-2018	350,000	343,438
Focus Brands Incorporated ±	4.25	2-21-2018	166,309	164,698
Gates Global LLC ±	4.25	7-3-2021	74,813	72,867
Granite Acquisition Incorporated ±	5.00	12-19-2021	50,000	50,237
HGIM Corporation ±	5.50	6-18-2020	217,820	139,405
Hilton Worldwide Finance LLC ±	3.50	10-26-2020	21,667	21,384
Hub International Limited ±	4.25	10-2-2020	253,088	245,072
Hubbard Radio LLC ±	4.50	4-29-2019	38,274	37,724
IMS Health Incorporated ±	3.50	3-17-2021	54,588	53,496
Intelsat Jackson Holdings ±	3.75	6-30-2019	240,332	237,388
Interactive Data Corporation ±	4.75	5-2-2021	149,250	148,541
Ipreo Holdings LLC ±	4.25	8-6-2021	69,825	68,545
KAR Auction Services Incorporated ±	3.50	3-7-2021	136,952	134,470
Learfield Communications Incorporated ±	4.50	10-9-2020	138,901	138,468
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	285,467
Live Nation Entertainment Incorporated ±	3.50	8-17-2020	148,869	146,636
LTS Buyer LLC ±	4.00	4-11-2020	39,698	38,775
Mannington Mills Incorporated ±	4.75	10-1-2021	44,888	44,102
MedAssets Incorporated ±	4.00	12-12-2019	37,292	37,012
MGM Resorts International ±	3.50	12-20-2019	245,000	241,019
MPH Acquisition Holdings LLC ±	3.75	3-31-2021	180,680	176,002
Neff Rental LLC ±	7.25	6-9-2021	12,496	12,215
New Albertson’s Incorporated ±	4.75	6-27-2021	39,900	39,364
Nusil Technology LLC ±	5.25	4-7-2017	4,864	4,812
Ortho-Clinical Diagnostics ±	4.75	6-30-2021	69,650	66,794
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	14,925	14,757
OSG International Incorporated ±	5.75	8-5-2019	119,400	118,206
Panda Power Funds Term Loan B1 ±	6.50	11-10-2021	45,000	45,225
Peak 10 Incorporated ±	5.00	6-17-2021	4,975	4,889
Peak 10 Incorporated ±	8.25	6-17-2022	10,000	9,625
Pep Boys-Manny, Moe & Jack ±	4.25	10-11-2018	196,000	194,285
Philadelphia Energy Solutions LLC ±	6.25	4-4-2018	4,363	3,927

7

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Loans (continued)
Rack Merger Sub Incorporated ±	4.75%	10-1-2021	$19,950	$19,888
Rent-A-Center Incorporated ±	3.75	3-19-2021	74,438	73,507
Rexnord LLC ±<%%	0.00	8-21-2020	10,000	9,875
Salem Communications Corporation ±	4.50	3-16-2020	27,400	26,921
Salix Pharmaceuticals Limited ±	4.25	1-2-2020	34,175	33,987
SBA Senior Finance II LLC ±	3.25	3-24-2021	199,000	195,352
Sedgwick Claims Management Services Incorporated ±<%%	3.75	3-1-2021	74,625	71,920
Sedgwick Claims Management Services Incorporated ±	6.75	2-28-2022	10,000	9,375
Sophia LP ±	4.00	7-19-2018	157,992	156,116
Spin Holdco Incorporated ±	4.25	11-14-2019	303,416	298,234
Stater Bros. Markets ±	4.75	5-12-2021	9,811	9,762
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	25,000	24,344
Surgical Care Affiliates LLC ±	4.00	6-30-2018	24,625	24,276
Syniverse Holdings Incorporated ±	4.00	4-23-2019	242,380	234,050
Tallgrass Operations LLC ±	4.25	11-13-2018	88,134	85,490
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	400,000	247,916
TGI Friday’s Incorporated ±	5.25	7-15-2020	13,399	13,365
TGI Friday’s Incorporated ±	9.25	7-15-2021	10,000	9,950
The Geo Group Incorporated ±	3.25	4-3-2020	37,674	37,345
TMFS Holdings LLC ±	5.50	7-30-2021	49,875	48,379
TransDigm Incorporated ±	3.75	2-28-2020	297,722	293,208
TWCC Holdings Corporation ±<%%	0.00	2-11-2017	30,000	29,330
United Surgical Partners International Incorporated ±	4.75	4-3-2019	9,825	9,784
USI Incorporated ±	4.25	12-27-2019	39,624	38,881
USIC Holdings Incorporated ±	4.00	7-10-2020	29,698	28,845
Valeant Pharmaceuticals International Incorporated ±	3.50	12-11-2019	170,559	169,244
Valeant Pharmaceuticals International Incorporated ±	3.50	8-5-2020	7,962	7,904
Vertafore Incorporated ±	4.25	10-3-2019	73,340	72,698
Vertafore Incorporated ±	9.75	10-29-2017	10,000	10,013
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	118,793	115,823
Zayo Group LLC ±	4.00	7-2-2019	39,847	39,414

Total Loans (Cost $9,289,054)				8,930,863

Municipal Obligations: 1.49%

Idaho: 0.32%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	130,000	130,569

Illinois: 0.53%
Chicago IL Refunding Taxable Project Series E (GO)	6.05	1-1-2029	200,000	213,606

Texas: 0.64%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	258,472

Total Municipal Obligations (Cost $588,438)				602,647

Non-Agency Mortgage-Backed Securities: 8.98%
Americold LLC Trust Series 2010-ART Class B 144A	6.03	1-14-2029	200,000	230,562
Banc of America Merrill Lynch Trust Series 2014-ICTS Class D 144A±	2.07	6-15-2028	230,000	229,807
BB-UBS Trust Series 2012-TFT Class C 144A±	3.47	6-5-2030	150,000	146,701
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93	12-10-2044	175,000	197,818
DB Master Finance LLC Dunkin Trust Series 2015-1A Class A2II 144A	3.98	2-20-2045	400,000	405,080
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	250,320
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.53	9-10-2047	500,000	465,911
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.68	4-15-2047	493,000	469,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B 144A±	5.32	8-15-2046	250,000	290,424
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class D 144A±	4.42	12-15-2047	329,000	344,890
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	26,817

8

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44%	8-15-2045	$250,000	$274,014
Morgan Stanley Trust Series 2013-C7 Class C ±	4.19	2-15-2046	80,000	83,733
Winwater Mortgage Loan Trust Series 2014-1 Class A4 144A±	3.50	6-20-2044	220,369	226,189

Total Non-Agency Mortgage-Backed Securities (Cost $3,598,741)				3,642,048

Yankee Corporate Bonds and Notes: 4.13%

Energy: 0.35%

Oil, Gas & Consumable Fuels: 0.35%
Transocean Incorporated	3.80	10-15-2022	195,000	143,813

Financials: 0.74%

Banks: 0.74%
BPCE SA 144A	5.15	7-21-2024	230,000	246,790
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	50,000	51,375

				298,165

Health Care: 0.12%

Pharmaceuticals: 0.12%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	10,000	10,206
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	10,000	10,638
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	25,000	27,375

				48,219

Industrials: 1.11%

Building Products: 1.00%
ArcelorMittal	4.25	8-5-2015	400,000	404,500

Semiconductors & Semiconductor Equipment: 0.11%
Sensata Technologies BV 144A	5.63	11-1-2024	45,000	47,588

Information Technology: 0.46%

Technology Hardware, Storage & Peripherals: 0.46%
Seagate HDD (Cayman) 144A	4.75	1-1-2025	175,000	185,558

Materials: 0.58%

Chemicals: 0.58%
Agrium Incorporated	5.25	1-15-2045	200,000	235,789

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.47%
Intelsat Jackson Holdings SA	5.50	8-1-2023	90,000	88,875
Intelsat Luxembourg SA	7.75	6-1-2021	5,000	4,956
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	85,956
Virgin Media Finance plc 144A	5.38	4-15-2021	5,000	5,188
Virgin Media Finance plc 144A	6.38	4-15-2023	5,000	5,325

				190,300

9

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Advantage Strategic Income Fund

Security name		Interest rate	Maturity date	Principal	Value

Utilities: 0.30%

Electric Utilities: 0.30%
Comision Federal de Electricidad 144A		4.88%	1-15-2024	$115,000	$121,670

Total Yankee Corporate Bonds and Notes (Cost $1,658,210)					1,675,602

		Yield		Shares

Short-Term Investments: 1.96%

Investment Companies: 1.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		583,358	583,358

				Principal

U.S. Treasury Securities: 0.52%
Treasury Bill #(z)		0.01	3-19-2015	$210,000	209,998

Total Short-Term Investments (Cost $793,352)					793,356

Total investments in securities (Cost $40,975,761)*	98.39%				39,884,470

Other assets and liabilities, net	1.61				653,109

Total net assets	100.00%				$40,537,579

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $41,257,402 and unrealized gains (losses) consists of:

Gross unrealized gains	$371,383
Gross unrealized losses	(1,744,315)

Net unrealized losses	$(1,372,932)

Abbreviations:

BRL	Brazilian real
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HUF	Hungarian forint
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
plc	Public limited company
RON	Romanian lei
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

10

  Wells Fargo Advantage Strategic Income Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2015, the Fund had unfunded term loan commitments of $175,906.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,113,713	$0	$1,113,713
Asset-backed securities	0	2,274,117	0	2,274,117
Corporate bonds and notes	0	12,565,687	0	12,565,687
Foreign government bonds	0	8,286,437	0	8,286,437
Loans	0	7,875,642	1,055,221	8,930,863
Municipal obligations	0	602,647	0	602,647
Non-agency mortgage-backed securities	0	3,642,048	0	3,642,048
Yankee corporate bonds and notes	0	1,675,602	0	1,675,602
Short-term investments
Investment companies	583,358	0	0	583,358
U.S. Treasury securities	184,998	25,000	0	209,998

	$768,356	$38,060,893	$1,055,221	$39,884,470

2

Forward foreign currency contracts	0	502,499	0	502,499

Total assets	$768,356	$38,563,392	$1,055,221	$40,386,969

Liabilities
Forward foreign currency contracts	$0	$67,079	$0	$67,079
Futures contracts	92,359	0	0	92,359

Total liabilities	$92,359	$67,079	$0	$159,438

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Total
Balance as of October 31, 2014	$1,127,246
Accrued discounts (premiums)	(33)
Realized gains (losses)	197
Change in unrealized gains (losses)	(2,010)
Purchases	24,750
Sales	(62,692)
Transfers into Level 3	429,347
Transfers out of Level 3	(461,584)

Balance as of January 31, 2015	$1,055,221

Change in unrealized gains (losses) relating to securities still held at January 31, 2015	$(1,197)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the three months ended January 31, 2015, the Fund entered into futures contracts to manage duration exposure.

At January 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract Value at January 31, 2015	Unrealized losses
3-20-2015	JPMorgan Securities LLC	111 Short	10-Year U.S. Treasury Notes	$14,527,125	$(544,695)
3-20-2015	JPMorgan Securities LLC	3 Short	U.S. Treasury Bonds	536,813	(10,667)
3-31-2015	JPMorgan Securities LLC	22 Short	5-Year U.S. Treasury Bond	2,669,563	(55,729)

During the three months ended January 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

3

At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized losses
2-10-2015	State Street Bank	13,211,777 MXN	$881,041	$902,043	$(21,002)
2-13-2015	State Street Bank	150,000 BRL	55,747	56,243	(496)
2-13-2015	State Street Bank	1,000,000 BRL	371,644	385,655	(14,011)
2-27-2015	State Street Bank	4,400,000 ZAR	376,407	379,999	(3,592)
3-16-2015	State Street Bank	115,000 EUR	129,997	139,973	(9,976)
3-16-2015	State Street Bank	160,000 EUR	180,865	182,184	(1,319)
4-24-2015	State Street Bank	1,100,000 TRY	442,282	458,965	(16,683)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains
2-10-2015	State Street Bank	13,211,777 MXN	$881,041	$915,000	$33,959
2-13-2015	State Street Bank	3,157,788 BRL	1,173,571	1,195,000	21,429
2-27-2015	State Street Bank	6,363,225 ZAR	544,355	550,000	5,645
2-27-2015	State Street Bank	6,850,000 ZAR	585,997	612,871	26,874
3-16-2015	State Street Bank	2,650,000 EUR	2,995,576	3,282,225	286,649
3-16-2015	State Street Bank	1,200,000 GBP	1,806,945	1,882,221	75,276
4-24-2015	State Street Bank	3,300,000 TRY	1,326,845	1,379,512	52,667

.

4

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 91.01%

Australia: 4.18%
AMP Limited (Financials, Insurance)	348,157	$1,552,646
Healthscope Limited (Health Care, Health Care Providers & Services)†	681,600	1,425,674
Insurance Australia Group Limited (Financials, Insurance)	244,300	1,210,198
Medibank Private Limited (Financials, Insurance)†	511,627	947,958
Mirvac Group (Financials, REITs)	816,890	1,221,844
SunCorp-Metway Limited (Financials, Insurance)	69,300	789,589

		7,147,909

China: 23.28%
Agricultural Bank of China (Financials, Banks)	8,627,000	4,212,680
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	12,400	1,104,592
AviChina Industry & Technology Company Limited (Industrials, Aerospace & Defense)	3,252,000	2,101,232
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	5,505	1,199,650
Bank of China Limited (Financials, Banks)	8,193,000	4,573,812
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,806,000	1,185,692
BYD Company Limited (Consumer Discretionary, Automobiles)	174,000	631,933
China Auto Rental Incorporated (Consumer Discretionary, Automobiles)†«	619,000	950,235
China BlueChemical Limited (Materials, Chemicals)	3,562,000	1,238,265
China Cinda Asset Management Company Limited (Financials, Capital Markets)†	6,061,000	2,866,843
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	196,500	2,575,816
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	2,092,000	1,655,269
China Shipping Container Lines Company Limited Class H (Industrials, Marine)†	3,113,000	976,939
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	510,000	781,763
Dalian Wanda Commercial Properties Company Limited (Financials, Real Estate Management & Development)†	206,900	1,278,396
Guangzhou R&F Properties Company Limited (Financials, Real Estate Management & Development)	725,200	822,197
Huaneng Renewables Corporation Limited (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,580,392
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	5,318,000	3,792,408
Kingdee International Software Group Company Limited (Information Technology, Software)†	2,748,000	888,438
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,144,000	1,242,271
Ping An Insurance Group Company of China Limited (Financials, Insurance)	112,500	1,192,380
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)	862,500	391,368
Shanghai Fosun Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	233,000	841,001
Tencent Holdings Limited (Information Technology, Internet Software & Services)	54,500	919,227
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	2,548,000	775,892

		39,778,691

Hong Kong: 5.58%
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	854,271
China Everbright Limited (Financials, Capital Markets)	714,000	1,544,082
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	474,000	1,741,880
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	854,000	2,462,499
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,327,000	1,321,182
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	664,241	961,210
WH Group Limited (Consumer Staples, Food Products)†	1,153,000	654,412

		9,539,536

India: 7.45%
Asian Paints Limited (Materials, Chemicals)	54,900	759,222
Bharat Electronics Limited (Industrials, Aerospace & Defense)	8,600	462,537
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	193,900	1,167,939
Havells India Limited (Industrials, Electrical Equipment)	199,600	828,932
HDFC Bank Limited (Financials, Banks)	92,600	1,601,593
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	1,449,825
Infosys Technologies Limited (Information Technology, IT Services)	20,600	708,060
ITC Limited (Consumer Staples, Tobacco)	138,200	819,634
Kaveri Seed Company Limited (Consumer Staples, Food Products)	68,900	810,310
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	116,900	660,880
SKS Microfinance Limited (Financials, Consumer Finance)†	128,400	899,716
State Bank of India (Financials, Banks)	331,800	1,650,136

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name	Shares	Value

India (continued)
Suzlon Energy Limited (Industrials, Electrical Equipment)†	3,504,400	$914,800

		12,733,584

Indonesia: 1.98%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	930,600	851,481
PT Blue Bird Tbk (Industrials, Road & Rail)†	880,000	757,213
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	197,800	899,312
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	3,923,400	870,984

		3,378,990

Japan: 28.89%
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,100	1,204,882
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	58,000	978,074
Credit Saison Company Limited (Financials, Consumer Finance)	46,300	779,988
FANUC Corporation (Industrials, Machinery)	10,400	1,746,569
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	33,900	1,222,681
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	54,800	1,852,113
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	300,000	2,265,627
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	135,700	1,806,507
Japan Airlines Company Limited (Industrials, Airlines)	114,600	3,879,851
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,500	1,647,513
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	1,945,196
Kubota Corporation (Industrials, Machinery)	86,000	1,276,703
M3 Incorporated (Health Care, Health Care Technology)	167,700	3,373,406
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	104,100	1,182,563
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	137,000	1,584,505
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	161,000	888,654
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	101,000	2,553,441
Nagoya Railroad Company Limited (Industrials, Road & Rail)	504,000	1,979,970
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	25,300	1,497,424
Otsuka Corporation (Information Technology, IT Services)	23,100	797,593
Resona Holdings Incorporated (Financials, Banks)	688,000	3,413,312
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	43,900	2,583,588
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	87,000	1,243,411
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	808,000	2,841,353
Toshiba Corporation (Industrials, Industrial Conglomerates)	449,000	1,795,364
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	31,500	2,030,834
Tsukui Corporation (Health Care, Health Care Providers & Services)	107,500	993,568

		49,364,690

Malaysia: 1.03%
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	635,000	908,119
Nirvana Asia Limited (Consumer Discretionary, Diversified Consumer Services)†	400	96
Tenaga Nasional Bhd (Utilities, Electric Utilities)	214,400	855,139

		1,763,354

New Zealand: 1.48%
Air New Zealand Limited (Industrials, Airlines)	1,332,000	2,519,985

Philippines: 0.64%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	969,200	1,095,528

Singapore: 1.84%
Keppel DC REIT (Financials, REITs)†	1,707,000	1,299,682
Singapore Post Limited (Industrials, Air Freight & Logistics)	661,000	1,044,960
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	798,724

		3,143,366

2

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Shares	Value

South Korea: 5.50%
Hana Financial Group Incorporated (Financials, Banks)		23,390	$683,707
Hyundai Mobis (Consumer Discretionary, Auto Components)		3,300	746,024
Hyundai Motor Company (Consumer Discretionary, Automobiles)		5,600	860,630
KB Financial Group Incorporated (Financials, Banks)		25,000	839,831
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)		22,510	957,918
Korea Electric Power Corporation (Utilities, Electric Utilities)		35,190	1,375,891
LG Chem Limited (Materials, Chemicals)		4,700	845,254
POSCO (Materials, Metals & Mining)		8,800	2,044,197
Suprema Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†		42,600	1,046,743

			9,400,195

Taiwan: 7.44%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		718,000	901,606
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		360,795	990,034
China Trust Financial Holding Company Limited (Financials, Banks)		1,323,000	839,251
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		309,000	770,164
CTCI Corporation (Industrials, Construction & Engineering)		490,000	774,290
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		342,000	820,369
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		1,047,000	874,669
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		58,000	881,904
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)		496,000	900,894
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		836,000	3,676,418
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		1,036,000	1,286,286

			12,715,885

Thailand: 1.72%
BTS Group Holdings PCL (Industrials, Road & Rail)		3,185,400	958,637
Carabao Group PCL (Consumer Staples, Beverages)†		993,100	1,046,806
Intouch Holding PCL (Telecommunication Services, Wireless Telecommunication Services)		380,800	937,177

			2,942,620

Total Common Stocks (Cost $146,027,971)			155,524,333

Exchange-Traded Funds: 1.32%

United States: 1.32%
Market Vectors India Small-Cap Index ETF «		47,536	2,254,157

Total Exchange-Traded Funds (Cost $2,063,787)			2,254,157

	Expiration date

Participation Notes: 2.94%

China: 2.74%
HSBC Bank plc (Baoshan Iron & Steel Company Limited) (Industrials, Machinery)†	2-19-2019	904,800	859,840
HSBC Bank plc (Qingdao Haier Company Limited Class A) (Consumer Discretionary, Household Durables)†	6-8-2020	275,500	879,312
HSBC Bank plc (Shanghai International Airport Company Limited Class A) (Industrials, Transportation Infrastructure)†	8-20-2020	693,500	2,262,257
Standard Chartered Bank (SAIC Motor Corporation Limited Class A) (Consumer Discretionary, Automobiles)†	4-29-2015	187,000	677,623

			4,679,032

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name			Expiration date	Shares	Value

India: 0.20%
HSBC Bank plc (Havells India Limited) (Industrials, Electronic Equipment, Instruments & Components)†			6-18-2024	83,700	$349,641

Total Participation Notes (Cost $3,550,703)					5,028,673

		Dividend yield
Preferred Stocks: 0.97%

South Korea: 0.97%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) ±		1.88%		1,700	1,654,686

Total Preferred Stocks (Cost $1,178,284)					1,654,686

		Yield
Short-Term Investments: 2.47%

Investment Companies: 2.47%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13		594,400	594,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		3,630,652	3,630,652

Total Short-Term Investments (Cost $4,225,052)					4,225,052

Total investments in securities (Cost $157,045,797)*	98.71%				168,686,901

Other assets and liabilities, net	1.29				2,212,568

Total net assets	100.00%				$170,899,469

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $158,116,749 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,820,286
Gross unrealized losses	(8,250,134)

Net unrealized gains	$10,570,152

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

  Wells Fargo Advantage Asia Pacific Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$947,958	$6,199,951	$0	$7,147,909
China	3,582,638	36,196,053	0	39,778,691
Hong Kong	654,412	8,885,124	0	9,539,536
India	757,213	11,976,371	0	12,733,584
Indonesia	0	3,378,990	0	3,378,990
Japan	0	49,364,690	0	49,364,690
Malaysia	96	1,763,258	0	1,763,354
New Zealand	0	2,519,985	0	2,519,985
Philippines	0	1,095,528	0	1,095,528
Singapore	1,299,682	1,843,684	0	3,143,366
South Korea	0	9,400,195	0	9,400,195
Taiwan	0	12,715,885	0	12,715,885
Thailand	2,005,443	937,177	0	2,942,620
Exchange-traded funds
United States	2,254,157	0	0	2,254,157
Participation notes
China	0	4,679,032	0	4,679,032
India	0	349,641	0	349,641
Preferred stocks
South Korea	0	1,654,686	0	1,654,686
Short-term investments
Investment companies	3,630,652	594,400	0	4,225,052

Total assets	$15,132,251	$153,554,650	$0	$168,686,901

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $147,931,579 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 94.69%

Australia: 1.71%
Arrium Limited (Materials, Metals & Mining)	397,400	$62,715
Bendigo Bank Limited (Financials, Banks)	26,100	270,293
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	176,600
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	137,345
Fortescue Metals Group Limited (Materials, Metals & Mining)	29,600	53,673
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	268,104
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	32,173
Mineral Resources Limited (Materials, Metals & Mining)	14,900	77,181
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	124,279
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	60,643
Toll Holdings Limited (Industrials, Air Freight & Logistics)	26,100	124,811
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	19,576

		1,407,393

Austria: 0.31%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	131,763
Voestalpine AG (Materials, Metals & Mining)	3,400	121,083

		252,846

Belgium: 1.80%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	5,323	649,225
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	299,471
Telenet Group Holding NV (Consumer Discretionary, Media)†	4,300	239,134
UCB SA (Health Care, Pharmaceuticals)	3,763	292,531

		1,480,361

Brazil: 0.32%
Ambev SA ADR (Consumer Staples, Beverages)	7,778	51,179
Banco do Brasil SA (Financials, Banks)	12,100	93,165
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	17,700	88,213
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	33,579

		266,136

Canada: 1.76%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,000	384,324
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	3,700	292,809
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	3,430	548,697
WestJet Airlines Limited (Industrials, Airlines)	9,200	220,968

		1,446,798

China: 8.06%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	835	74,382
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	7,159	1,560,089
Biostime International Holdings Limited (Consumer Staples, Food Products)«	59,500	161,745
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	99,069
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	99,000	1,297,739
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	369,200	292,125
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	162,187
China Resources Cement Holdings Limited (Materials, Construction Materials)	236,000	140,053
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	394,000	569,819
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	980,000	698,864
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	95,948
Ping An Insurance Group Company of China Limited (Financials, Insurance)	21,435	227,188
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,400	177,208
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	59,900	129,709
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	102,500	147,721
Tencent Holdings Limited (Information Technology, Internet Software & Services)	35,800	603,823

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value

China (continued)
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	586,241	$206,013

		6,643,682

Czech Republic: 0.09%
CEZ AS (Utilities, Electric Utilities)	3,200	74,900

Finland: 0.17%
TietoEnator Oyj (Information Technology, IT Services)	5,800	142,531

France: 4.78%
Alstom SA (Industrials, Machinery)†	5,100	166,177
Arkema SA (Materials, Chemicals)	910	64,914
AXA SA (Financials, Insurance)	9,900	231,580
BNP Paribas SA (Financials, Banks)	3,600	189,019
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	136,335
Credit Agricole SA (Financials, Banks)	10,900	129,270
L’Oreal SA (Consumer Staples, Personal Products)	1,261	225,472
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,273	204,729
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	18,726	329,448
Pernod-Ricard SA (Consumer Staples, Beverages)	1,040	124,704
Renault SA (Consumer Discretionary, Automobiles)	2,500	191,066
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,700	340,918
Schneider Electric SA (Industrials, Electrical Equipment)	3,761	282,721
SCOR SE (Financials, Insurance)	7,700	239,700
Societe Generale SA (Financials, Banks)	3,700	148,578
Thales SA (Industrials, Aerospace & Defense)	4,200	221,181
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	307,983
Zodiac Aerospace SA (Industrials, Aerospace & Defense)«	12,301	407,966

		3,941,761

Germany: 10.27%
Allianz AG (Financials, Insurance)	3,977	655,773
BASF SE (Materials, Chemicals)	2,900	259,369
Bayer AG (Health Care, Pharmaceuticals)	12,703	1,829,630
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,092	243,280
Beiersdorf AG (Consumer Staples, Personal Products)	4,371	383,648
Daimler AG (Consumer Discretionary, Automobiles)	4,800	434,711
Deutsche Bank AG (Financials, Capital Markets)	3,300	95,791
Deutsche Post AG (Industrials, Air Freight & Logistics)	11,861	383,859
E.ON SE (Utilities, Multi-Utilities)	8,100	125,387
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	197,180
Linde AG (Materials, Chemicals)	4,813	922,028
Merck KGaA (Health Care, Pharmaceuticals)	381	38,068
Metro AG (Consumer Staples, Food & Staples Retailing)†	18,444	567,549
MTU Aero Engines AG (Industrials, Aerospace & Defense)	975	89,200
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,400	280,674
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	97,584
Rheinmetall AG (Industrials, Industrial Conglomerates)	6,019	260,463
SAP AG (Information Technology, Software)	6,787	442,972
Siemens AG (Industrials, Industrial Conglomerates)«	6,756	713,683
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,900	89,918
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	355,242

		8,466,009

Hong Kong: 3.66%
AIA Group Limited (Financials, Insurance)	180,800	1,049,533
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	44,500	339,736
China Everbright Limited (Financials, Capital Markets)	444,000	960,185
Television Broadcasts Limited (Consumer Discretionary, Media)	26,800	166,528
Value Partners Group Limited (Financials, Capital Markets)	259,000	220,091
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	124,471

2

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	$156,302

		3,016,846

India: 0.71%
Gail Limited (Utilities, Gas Utilities)	1,800	74,700
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	3,811	77,442
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	325,512
Tata Steel Limited GDR (Industrials, Machinery)	17,100	107,748

		585,402

Ireland: 0.22%
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	184,390

Israel: 0.52%
Bank Hapoalim Limited (Financials, Banks)	38,000	168,798
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	261,250

		430,048

Italy: 3.77%
Anima Holding SpA (Financials, Capital Markets)†	139,882	698,828
Enel SpA (Utilities, Electric Utilities)	48,100	217,333
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	40,469	681,035
Intesa Sanpaolo SpA (Financials, Banks)	197,711	578,158
Prysmian SpA (Industrials, Electrical Equipment)	39,328	727,511
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	178,742	207,692

		3,110,557

Japan: 18.02%
Adeka Corporation (Materials, Chemicals)	20,600	252,704
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	115,288
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	179,398
Aozora Bank Limited (Financials, Banks)	41,000	149,206
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,053	42,086
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	4,102	68,298
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	42,800	788,186
Daiwa Securities Group Incorporated (Financials, Capital Markets)	11,000	79,923
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	158,602
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	113,063
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	111,000	838,282
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	132,000	687,729
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	147,832
JS Group Corporation (Industrials, Building Products)	11,700	227,963
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	105,172
Kawasaki Heavy Industries Limited (Industrials, Machinery)	28,582	136,940
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	10,300	727,066
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	159,729
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	173,587
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	165,592
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	80,616
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	153,518
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	188,500	1,001,739
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	14,400	183,236
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	19,000	480,350
Mizuho Financial Group Incorporated (Financials, Banks)	154,300	252,299
NGK Insulators Limited (Industrials, Machinery)	20,000	403,025
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	7,900	467,575
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	15,800	134,730
Nitto Denko Corporation (Materials, Chemicals)	6,600	394,010
Nomura Holdings Incorporated (Financials, Capital Markets)	122,300	650,226
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	11,700	197,511
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	21,300	736,640
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,600	168,391

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value

Japan (continued)
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	3,700	$114,475
Resona Holdings Incorporated (Financials, Banks)	43,800	217,301
Sankyu Incorporated (Industrials, Road & Rail)	28,000	112,013
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	32,644
Sharp Corporation (Consumer Discretionary, Household Durables)†	58,000	113,536
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	7,441	437,915
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	100,048
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	196,380
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	157,213
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	268,455
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	135,712
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	9,500	213,974
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	24,700	1,592,430
Tsumura & Company (Health Care, Pharmaceuticals)	5,600	127,433
West Holdings Corporation (Consumer Discretionary, Household Durables)	21,500	170,336
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,700	47,301
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,000	197,567

		14,855,245

Liechtenstein: 0.14%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,400	112,982

Mexico: 0.97%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)†	24,516	799,467

Netherlands: 3.00%
Aegon NV (Financials, Insurance)	17,300	123,295
Akzo Nobel NV (Materials, Chemicals)	10,576	761,908
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	8,817	919,686
ING Groep NV (Financials, Banks)†	16,600	206,378
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	15,600	281,556
Unilever NV (Consumer Staples, Food Products)	4,151	180,007

		2,472,830

Norway: 1.59%
DnB Nor ASA (Financials, Banks)	12,100	175,312
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	25,569	130,726
Marine Harvest ASA (Consumer Staples, Food Products)	51,490	673,568
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	95,454
Yara International ASA (Materials, Chemicals)	4,600	239,487

		1,314,547

Poland: 0.11%
Asseco Poland SA (Information Technology, Software)	5,900	87,402

Russia: 0.35%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	122,335
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	169,764

		292,099

Singapore: 0.30%
DBS Group Holdings Limited (Financials, Banks)	17,000	247,854

South Africa: 0.31%
Barclays Africa Group Limited (Financials, Banks)	9,300	158,104
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	100,411

		258,515

South Korea: 2.65%
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	5,250	124,820
Hana Financial Group Incorporated (Financials, Banks)	16,119	471,170

4

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

South Korea (continued)
Industrial Bank of Korea (Financials, Banks)	13,500	$158,589
KJB Financial Group Company Limited (Financials, Banks)†	1,044	8,525
KNB Financial Group Company Limited (Financials, Banks)†	1,595	15,818
Naver Corporation (Information Technology, Internet Software & Services)	159	103,058
Orion Corporation (Consumer Staples, Food Products)	3	2,863
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)	837	515,290
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,566	672,461
Woori Bank (Financials, Banks)	13,760	110,724

		2,183,318

Spain: 1.07%
Banco Santander Central Hispano SA (Financials, Banks)	22,800	153,354
Grifols SA (Health Care, Biotechnology)	4,024	168,804
Grifols SA ADR (Health Care, Biotechnology)	3,523	121,403
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	29,376	440,505

		884,066

Sweden: 1.52%
Boliden AB (Materials, Metals & Mining)	9,400	146,844
Nordea Bank AB (Financials, Banks)	15,000	190,436
Saab AB (Industrials, Aerospace & Defense)	5,200	126,581
Swedbank AB (Financials, Banks)	11,917	288,282
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	17,700	109,063
Volvo AB Class B (Industrials, Machinery)	33,135	387,919

		1,249,125

Switzerland: 7.48%
ABB Limited (Industrials, Electrical Equipment)	27,464	528,029
Actelion Limited (Health Care, Biotechnology)	3,298	364,299
Baloise Holding AG (Financials, Insurance)	2,000	260,334
Credit Suisse Group AG (Financials, Capital Markets)	9,117	191,966
Georg Fischer AG (Industrials, Machinery)	300	179,901
Nestle SA (Consumer Staples, Food Products)	10,642	812,740
Novartis AG (Health Care, Pharmaceuticals)	8,939	871,130
Roche Holdings AG (Health Care, Pharmaceuticals)	2,540	684,574
Swiss Life Holding (Financials, Insurance)	600	133,892
Swiss Reinsurance AG (Financials, Insurance)	3,900	351,809
Syngenta AG (Materials, Chemicals)	553	180,131
Zurich Financial Services AG (Financials, Insurance)	4,838	1,604,176

		6,162,981

Thailand: 0.17%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	141,688

United Kingdom: 16.42%
Amlin plc (Financials, Insurance)	19,500	142,882
Anglo American plc (Materials, Metals & Mining)	9,600	160,355
AstraZeneca plc (Health Care, Pharmaceuticals)	3,900	277,623
Aviva plc (Financials, Insurance)	22,000	174,545
Babcock International Group plc (Industrials, Commercial Services & Supplies)	9,232	139,601
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	378,347
Barclays plc (Financials, Banks)	50,000	175,601
Bellway plc (Consumer Discretionary, Household Durables)	4,200	114,977
BP plc (Energy, Oil, Gas & Consumable Fuels)	155,924	1,001,661
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	105,607	662,541
Capita plc (Industrials, Professional Services)	15,775	264,918
Centrica plc (Utilities, Multi-Utilities)	41,800	184,464
Croda International plc (Materials, Chemicals)	9,957	397,646
Delphi Automotive plc (Consumer Discretionary, Auto Components)	3,404	233,957
Diageo plc (Consumer Staples, Beverages)	1,021	30,222
Firstgroup plc (Industrials, Road & Rail)†	32,500	48,504
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,400	96,882

5

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name			Shares	Value

United Kingdom (continued)
Indivior plc (Health Care, Pharmaceuticals)†			5,780	$15,148
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			6,939	276,711
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			54,000	206,929
Johnson Matthey plc (Materials, Chemicals)			12,296	601,529
Liberty Global plc Class A (Consumer Discretionary, Media)			10,290	480,749
Liberty Global plc Class C (Consumer Discretionary, Media)†			17,093	779,270
Lloyds Banking Group plc (Financials, Banks)†			311,727	345,335
Man Group plc (Financials, Capital Markets)			347,563	935,690
Mondi plc (Materials, Paper & Forest Products)			12,800	228,338
Old Mutual plc (Financials, Insurance)			59,600	185,944
Pace plc (Consumer Discretionary, Household Durables)			19,300	96,859
Petrofac Limited (Energy, Energy Equipment & Services)			5,600	59,330
Prudential plc (Financials, Insurance)			14,878	361,690
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			5,780	489,190
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			19,600	620,536
SABMiller plc (Consumer Staples, Beverages)			11,189	609,422
Saga plc (Financials, Diversified Financial Services)†			2,705	7,423
Smiths Group plc (Industrials, Industrial Conglomerates)			26,424	447,201
Tesco plc (Consumer Staples, Food & Staples Retailing)			39,100	132,223
Tullett Prebon plc (Financials, Capital Markets)			20,600	103,602
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			206,595	726,487
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			48,700	131,399
Wolseley plc (Industrials, Trading Companies & Distributors)			12,268	711,116
WPP plc (Consumer Discretionary, Media)			22,581	496,569

				13,533,416

United States: 2.44%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)			956	101,492
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†			7,277	393,904
Medtronic plc (Health Care, Health Care Equipment & Supplies)			10,418	743,880
QUALCOMM Incorporated (Information Technology, Communications Equipment)			7,896	493,184
Schlumberger Limited (Energy, Energy Equipment & Services)			3,370	277,653
				2,010,113

Total Common Stocks (Cost $69,725,771)				78,055,308

		Expiration date

Participation Notes: 0.76%

China: 0.44%
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		12-4-2024	996	28,233
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		2-19-2019	3,100	87,873
Standard Chartered Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		4-24-2015	8,730	247,461
				363,567

United Kingdom: 0.32%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		11-17-2016	22,400	262,779

Total Participation Notes (Cost $499,941)				626,346

	Dividend yield

Preferred Stocks: 1.16%

Brazil: 0.16%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	7.73%		13,600	60,366
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	2.26		11,100	68,464

				128,830

6

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Dividend yield	Shares	Value

Germany: 1.00%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.46%	3,438	$393,624
Porsche AG (Consumer Discretionary, Automobiles) ±		3.26	2,009	168,360
Volkswagen AG (Consumer Discretionary, Automobiles) ±		2.49	1,182	263,690

				825,674

Total Preferred Stocks (Cost $1,064,206)				954,504

		Yield

Short-Term Investments: 4.22%

Investment Companies: 4.22%
Securities Lending Cash Investments, LLC (r)(l)(u)		0.13	1,184,479	1,184,479
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	2,293,485	2,293,485

Total Short-Term Investments (Cost $3,477,964)				3,477,964

Total investments in securities (Cost $74,767,882)*	100.83%			83,114,122

Other assets and liabilities, net	(0.83)			(687,792)

Total net assets	100.00%			$82,426,330

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $76,898,915 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,651,623
Gross unrealized losses	(8,436,416)

Net unrealized gains	$6,215,207

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
SDR	Swedish depository receipt

7

  Wells Fargo Advantage Diversified International Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

1

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,407,393	$0	$1,407,393
Austria	0	252,846	0	252,846
Belgium	0	1,480,361	0	1,480,361
Brazil	177,923	88,213	0	266,136
Canada	1,446,798	0	0	1,446,798
China	1,634,471	5,009,211	0	6,643,682
Czech Republic	0	74,900	0	74,900
Finland	0	142,531	0	142,531
France	0	3,941,761	0	3,941,761
Germany	0	8,466,009	0	8,466,009
Hong Kong	156,302	2,860,544	0	3,016,846
India	400,212	185,190	0	585,402
Ireland	0	184,390	0	184,390
Israel	0	430,048	0	430,048
Italy	0	3,110,557	0	3,110,557

2

Japan	0	14,855,245	0	14,855,245
Liechtenstein	112,982	0	0	112,982
Mexico	799,467	0	0	799,467
Netherlands	0	2,472,830	0	2,472,830
Norway	130,726	1,183,821	0	1,314,547
Poland	0	87,402	0	87,402
Russia	169,764	122,335	0	292,099
Singapore	0	247,854	0	247,854
South Africa	0	258,515	0	258,515
South Korea	119,249	2,064,069	0	2,183,318
Spain	121,403	762,663	0	884,066
Sweden	0	1,249,125	0	1,249,125
Switzerland	0	6,162,981	0	6,162,981
Thailand	141,688	0	0	141,688
United Kingdom	1,509,124	12,024,292	0	13,533,416
United States	1,908,621	101,492	0	2,010,113
Participation notes
China	0	363,567	0	363,567
United Kingdom	0	262,779	0	262,779
Preferred stocks
Brazil	128,830	0	0	128,830
Germany	0	825,674	0	825,674
Short-term investments
Investment companies	2,293,485	1,184,479	0	3,477,964

	$11,251,045	$71,863,077	$0	$83,114,122

Forward foreign currency contracts	0	77,518	0	77,518

Total assets	$11,251,045	$71,940,595	$0	$83,191,640

Liabilities
Forward foreign currency contracts	$0	$17,625	$0	$17,625

Total liabilities	$0	$17,625	$0	$17,625

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $70,052,253 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended January 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

3

At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
4-8-2015	Credit Suisse	341,601 EUR	$386,225	$402,363	$16,138
4-8-2015	Credit Suisse	328,700 EUR	371,639	388,599	16,960
4-8-2015	Credit Suisse	191,300 GBP	288,012	289,445	1,433
4-8-2015	Credit Suisse	197,025 GBP	296,631	296,682	51
4-8-2015	Credit Suisse	340,625 EUR	385,121	403,641	18,520
4-8-2015	Credit Suisse	197,025 GBP	296,631	297,803	1,172
4-8-2015	Credit Suisse	197,025 GBP	296,631	299,056	2,425
4-8-2015	Credit Suisse	340,625 EUR	385,121	405,940	20,819
4-8-2015	Barclays	150,013,000 JPY	1,278,461	1,260,836	(17,625)

4

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 93.39%

Argentina: 0.54%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	204,300	$25,320,942

Brazil: 9.16%
All America Latina Logistica SA (Industrials, Road & Rail)	13,132,870	18,843,399
Ambev SA ADR (Consumer Staples, Beverages)	13,427,000	88,349,660
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	3,261,424	27,712,836
Banco Bradesco SA ADR (Financials, Banks)	5,237,708	65,366,596
BM&F Bovespa SA (Financials, Diversified Financial Services)	10,304,000	34,945,085
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,119,078	26,544,530
CETIP SA (Financials, Capital Markets)	4,147,437	53,248,562
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,136,600	29,863,151
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	1,421,200	25,524,132
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	2,543,200	15,284,632
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	2,462,953	15,147,161
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	2,322,600	22,375,556
Vale SA ADR (Materials, Metals & Mining)«	1,221,636	8,588,101

		431,793,401

Chile: 1.50%
Banco Santander Chile SA ADR (Financials, Banks)	1,791,200	34,104,448
Inversiones La Construccion (Financials, Diversified Financial Services)	60,000	719,530
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,470,356	35,995,319

		70,819,297

China: 18.68%
51Job Incorporated ADR (Industrials, Professional Services)«†	1,288,382	45,363,930
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	100,037	8,911,296
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	208,540	45,445,037
China Auto Rental Incorporated (Consumer Discretionary, Automobiles)†	1,256,469	1,928,822
China Life Insurance Company Limited (Financials, Insurance)	33,127,290	128,371,298
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	10,805,165	141,639,272
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	54,080,000	71,756,807
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	860,816	40,936,105
First Tractor Company (Industrials, Machinery) «	6,432,000	4,727,212
Hengan International Group Company Limited (Consumer Staples, Personal Products)	6,110,000	72,526,382
Mindray Medical International Limited ADR (Health Care, Health Care Equipment & Supplies)«	1,084,148	29,662,289
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	2,286,182	41,814,269
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	28,370,000	30,807,018
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	14,024,000	11,016,880
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	18,684,000	7,859,169
SINA Corporation (Information Technology, Internet Software & Services)†	1,691,907	61,280,872
Tingyi Holding Corporation (Consumer Staples, Food Products)	25,878,000	63,740,629
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	7,782,000	52,080,278
Vipshop Holdings Limited (Consumer Discretionary, Internet & Catalog Retail)†	261,760	5,860,806
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	1,143,046	14,219,492

		879,947,863

Colombia: 0.65%
Bancolombia SA ADR (Financials, Banks)«	660,400	30,556,708

Hong Kong: 5.71%
AIA Group Limited (Financials, Insurance)	14,311,400	83,076,792
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	66,216,000	74,952,211
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,164,250	15,176,117
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«†	20,484,208	8,938,036
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	3,937,848
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)«	30,990,500	28,023,091
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,164,000	5,864,663

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name	Shares	Value

Hong Kong (continued)
WH Group Limited (Consumer Staples, Food Products)†	86,122,500	$48,880,848

		268,849,606

India: 9.29%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,888,728	29,446,809
Bharti Infratel Limited (Telecommunication Services, Wireless Telecommunication Services)	5,348,464	31,247,949
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,250,700	45,735,927
ICICI Bank Limited ADR (Financials, Banks)	7,641,775	91,777,718
Infosys Technologies Limited ADR (Information Technology, IT Services)«	2,101,230	71,609,918
ITC Limited (Consumer Staples, Tobacco)	11,582,640	68,694,065
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	3,244,200	47,858,565
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	37,005,792
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	14,491,705

		437,868,448

Indonesia: 2.00%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	9,021,442
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	10,026,582
PT Blue Bird Tbk (Industrials, Road & Rail)†	13,605,309	11,706,956
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)†	44,178,161	16,373,907
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	12,792,873
PT Telekomunikasi Indonesia Persero ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)	768,877	33,907,476
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,000,000	443,995

		94,273,231

Israel: 0.17%
Israel Chemicals Limited (Materials, Chemicals)	1,099,600	7,901,562

Malaysia: 1.33%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	20,613,208
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,396,300	20,547,308
KLCC Property Holdings Bhd (Financials, REITs)	3,437,900	6,538,454
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,865,937	15,195,272

		62,894,242

Mexico: 11.39%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	4,047,320	86,572,175
Cemex SAB de CV ADR (Materials, Construction Materials)†	5,359,370	47,644,799
Fibra Uno Administracion SAB de CV (Financials, REITs)	22,677,493	68,382,713
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)†	1,257,100	105,043,276
Grupo Financiero Banorte SAB de CV (Financials, Banks)	12,648,611	64,409,652
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,248,441	23,788,506
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	4,264,153	6,525,879
Grupo Televisa SAB ADR (Consumer Discretionary, Media)†	2,054,000	66,980,940
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	34,777,100	67,074,016

		536,421,956

Peru: 0.43%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,753,600	20,026,112

Philippines: 0.61%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	10,641,450
Metropolitan Bank & Trust Company (Financials, Banks)	3,700,521	7,971,733
SM Investments Corporation (Industrials, Industrial Conglomerates)	488,582	10,272,357

		28,885,540

Russia: 2.30%
LUKOIL ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	956,249	37,599,087

2

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Russia (continued)
Magnit (Consumer Staples, Food & Staples Retailing)(a)	99,300	$15,123,154
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	2,827,800	22,226,508
Sberbank of Russia (Financials, Banks)(a)	5,517,377	4,879,833
Sberbank of Russia ADR (Financials, Banks)	2,181,195	8,038,591
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,375,106	20,475,328

		108,342,501

South Africa: 5.47%
Anglo American Platinum Limited (Materials, Metals & Mining)†	106,832	3,275,089
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,077,592	13,340,589
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,020,000	7,911,241
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	5,668,130
Impala Platinum Holdings Limited (Materials, Metals & Mining)†	1,290,758	8,374,588
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,292,643	39,590,962
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	16,976,381
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	4,088,100	64,623,278
Standard Bank Group Limited (Financials, Banks)	2,295,190	30,308,501
Tiger Brands Limited (Consumer Staples, Food Products)	2,000,333	67,458,898

		257,527,657

South Korea: 9.32%
Amorepacific Corporation (Consumer Staples, Personal Products)	8,490	20,461,007
Cheil Industries Incorporated (Industrials, Industrial Conglomerates)†	9,487	1,179,802
KB Financial Group Incorporated (Financials, Banks)	315,000	10,581,866
KB Financial Group Incorporated ADR (Financials, Banks)	93,117	3,142,699
KT Corporation (Telecommunication Services, Diversified Telecommunication Services)†	20,000	544,534
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	4,334,813	58,259,887
KT&G Corporation (Consumer Staples, Tobacco)	682,091	49,791,270
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	176,336	218,903,264
Samsung Life Insurance Company Limited (Financials, Insurance)	618,337	63,511,906
Shinhan Financial Group Company Limited (Financials, Banks)	315,945	12,899,531

		439,275,766

Taiwan: 8.96%
104 Corporation (Industrials, Commercial Services & Supplies)(l)	1,655,000	8,268,486
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	26,388,675	26,559,296
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	46,252,018	22,188,360
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,679,881	40,748,231
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	3,535,000	27,174,580
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,135,224	40,173,323
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	8,087,852	183,675,119
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	45,996,508	73,291,947

		422,079,342

Thailand: 3.81%
Bangkok Bank PCL (Financials, Banks)	3,729,800	21,865,930
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	6,378,139	21,240,976
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	3,475,900	36,744,925
Siam Commercial Bank PCL (Financials, Banks)	9,505,100	52,128,489
Thai Beverage PCL (Consumer Staples, Beverages)	89,027,000	47,438,795

		179,419,115

Turkey: 0.94%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†	2,920,453	25,623,799
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)†	378,063	8,036,331

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name				Shares	Value

Turkey (continued)
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†				741,462	$10,706,711

					44,366,841

United Arab Emirates: 0.06%
Emaar Malls Group (Financials, Real Estate Management & Development)†				3,773,147	2,853,552

United Kingdom: 1.07%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	6,065,383
Standard Chartered plc (Financials, Banks)				3,326,301	44,355,843

					50,421,226

Total Common Stocks (Cost $4,360,192,785)					4,399,844,908

		Interest rate	Maturity date	Principal

Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)(s)		6.50%	4-15-2018	$303,000	1,807

Total Convertible Debentures (Cost $160,691)					1,807

		Dividend yield		Shares

Preferred Stocks: 2.05%

Brazil: 2.05%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.33		15,349,628	88,954,334
Vale SA ADR (Materials, Metals & Mining) ±		4.23		1,203,500	7,533,910

Total Preferred Stocks (Cost $103,493,593)					96,488,244

			Expiration date

Warrants: 0.02%

Malaysia: 0.02%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)†			12-18-2018	940,625	684,468

Total Warrants (Cost $443,203)					684,468

Short-Term Investments: 6.99%

		Yield
Investment Companies: 6.99%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13		138,369,300	138,369,300
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		191,109,418	191,109,418

Total Short-Term Investments (Cost $329,478,718)					329,478,718

Total investments in securities (Cost $4,793,768,990)*	102.45%				4,826,498,145

Other assets and liabilities, net	(2.45)				(115,211,276)

Total net assets	100.00%				$4,711,286,869

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

4

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,816,188,351 and unrealized gains (losses) consists of:

Gross unrealized gains	$708,429,771
Gross unrealized losses	(698,119,977)

Net unrealized gains	$10,309,794

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

5

  Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$25,320,942	$0	$0	$25,320,942
Brazil	431,793,401	0	0	431,793,401
Chile	70,819,297	0	0	70,819,297
China	304,510,976	575,436,887	0	879,947,863
Colombia	30,556,708	0	0	30,556,708
Hong Kong	76,903,939	191,945,667	0	268,849,606
India	206,342,541	231,525,907	0	437,868,448
Indonesia	50,281,383	43,991,848	0	94,273,231
Israel	0	7,901,562	0	7,901,562
Malaysia	6,538,454	56,355,788	0	62,894,242
Mexico	536,421,956	0	0	536,421,956
Peru	20,026,112	0	0	20,026,112

Philippines	0	28,885,540	0	28,885,540
Russia	42,701,836	65,640,665	0	108,342,501
South Africa	26,919,960	230,607,697	0	257,527,657
South Korea	62,582,388	376,693,378	0	439,275,766
Taiwan	183,675,119	238,404,223	0	422,079,342
Thailand	110,114,390	69,304,725	0	179,419,115
Turkey	18,743,042	25,623,799	0	44,366,841
United Arab Emirates	0	2,853,552	0	2,853,552
United Kingdom	6,065,383	44,355,843	0	50,421,226
Convertible debentures	0	0	1,807	1,807

Preferred stocks
Brazil	96,488,244	0	0	96,488,244
Warrants
Malaysia	0	684,468	0	684,468
Short-term investments
Investment companies	191,109,418	138,369,300	0	329,478,718

Total assets	$2,497,915,489	$2,328,580,849	$1,807	$4,826,498,145

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $2,169,524,093 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 82.40%

Brazil: 6.34%
Alupar Investimento SA (Utilities, Electric Utilities)	131,160	$928,738
Ambev SA (Consumer Staples, Beverages)	149,800	984,244
Cielo SA (Information Technology, IT Services)	77,700	1,158,297
Itau Unibanco Holding SA ADR (Financials, Banks)	138,223	1,675,263
Natura Cosmeticos SA (Consumer Staples, Personal Products)	36,700	428,788
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	23,546	434,188
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	30,700	439,920

		6,049,438

Cayman Islands: 0.48%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	259,000	456,373

Chile: 0.93%
Aguas Andinas SA Class A (Utilities, Water Utilities)	815,170	469,615
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	44,752	422,383

		891,998

China: 19.03%
Agricultural Bank of China (Financials, Banks)	4,905,000	2,395,177
Bank of China Limited (Financials, Banks)	4,722,000	2,636,096
Beijing Capital International Airport Company Limited Class H (Industrials, Transportation Infrastructure)	514,000	488,373
China BlueChemical Limited (Materials, Chemicals)	2,464,000	856,565
China Communications Construction Company Limited (Industrials, Construction & Engineering)	858,000	932,117
China Construction Bank (Financials, Banks)	1,719,000	1,376,026
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	223,500	2,929,745
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	1,705,600	1,349,535
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,104,000	603,601
Guangzhou R&F Properties Company Limited (Financials, Real Estate Management & Development)	372,400	422,209
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	3,133,000	2,234,226
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,252,000	1,359,548
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)	1,283,000	582,182

		18,165,400

Czech Republic: 1.32%
CEZ AS (Utilities, Electric Utilities)	22,347	523,059
Komercni Banka AS (Financials, Banks)	3,604	733,426

		1,256,485

Hong Kong: 4.46%
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,694,000	961,789
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	1,377,517	1,993,376
Franshion Properties China Limited (Financials, Real Estate Management & Development)	1,604,000	470,935
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	222,500	828,028

		4,254,128

Indonesia: 3.05%
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	311,800	410,843
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	2,753,000	1,093,673

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Shares	Value

Indonesia (continued)
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	6,328,400	$1,404,888

		2,909,404

Malaysia: 4.47%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	455,700	425,353
Sunway Real Estate Investment Trust (Financials, REITs)	1,028,400	439,366
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	507,081	975,472
Tenaga Nasional Bhd (Utilities, Electric Utilities)	171,200	682,835
Westports Holdings (Industrials, Transportation Infrastructure)	889,782	857,354
YTL Corporation Bhd (Utilities, Multi-Utilities)	1,836,600	890,964

		4,271,344

Mexico: 8.24%
Bolsa Mexicana de Valores (Financials, Diversified Financial Services)	482,201	795,867
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	406,209	1,871,225
Grupo Aeroportuario del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	208,983	1,381,788
Grupo Financiero Santander SAB de CV (Financials, Banks)	655,513	1,390,224
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A	887,204	1,460,177
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	499,040	962,490

		7,861,771

Panama: 1.09%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	37,374	1,041,613

Philippines: 0.51%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	7,245	487,483

Poland: 0.68%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	4,794	651,984

Russia: 1.36%
Mining & Metallurgical Company Norilsk Nickell (Materials, Metals & Mining)	28,318	466,741
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	57,400	451,164
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	381,079	383,628

		1,301,533

Singapore: 0.91%
Asian Pay Television Trust (Consumer Discretionary, Media)	812,000	546,215
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	457,000	325,868

		872,083

South Africa: 5.33%
Barclays Africa Group Limited (Financials, Banks)	57,497	977,473
Coronation Fund Managers Limited (Financials, Capital Markets)	90,332	799,446
FirstRand Limited (Financials, Diversified Financial Services)	104,600	465,509
MMI Holdings Limited (Financials, Insurance)	175,100	471,093
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	20,028	345,858
Sanlam Limited (Financials, Insurance)	176,215	1,056,187
Standard Bank Group Limited (Financials, Banks)	41,812	552,137
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	178,692	420,879

		5,088,582

South Korea: 6.83%
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,730	1,336,616
Hite Jinro Company Limited (Consumer Staples, Beverages)	34,320	722,967

2

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

South Korea (continued)
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	40,614	$1,197,679
Korea Electric Power Corporation (Utilities, Electric Utilities)	17,651	690,135
KT&G Corporation (Consumer Staples, Tobacco)	12,357	902,036
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	58,172	1,672,445

		6,521,878

Taiwan: 12.01%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	809,000	1,015,877
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	322,465	884,855
China Trust Financial Holding Company Limited (Financials, Banks)	770,000	488,453
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	174,000	433,685
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	145,000	709,066
CTCI Corporation (Industrials, Construction & Engineering)	808,000	1,276,789
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	78,000	476,416
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	207,000	496,539
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,050,000	877,175
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	31,000	471,362
Mega Financial Holding Company Limited (Financials, Banks)	580,065	442,615
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	298,000	541,263
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	313,530	991,854
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	331,000	558,142
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	358,309	852,775
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	762,000	946,091

		11,462,957

Thailand: 2.32%
BTS Group Holdings PCL (Industrials, Road & Rail)	3,410,700	1,026,440
Intouch Holding PCL (Telecommunication Services, Wireless Telecommunication Services)	418,300	1,029,467
Major Cineplex Group PCL (Consumer Discretionary, Media)	190,900	158,350

		2,214,257

Turkey: 2.70%
Cimsa Cimento Sanayi ve Ticaret AS (Materials, Construction Materials)	167,108	1,177,756
Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary, Distributors)	150,181	853,161
Emlak Konut Gayrimenkul Yati (Financials, REITs)	419,722	548,086

		2,579,003

United Arab Emirates: 0.34%
Damac Properties Dubai Company (Financials, Real Estate Management & Development)†	668,815	325,936

Total Common Stocks (Cost $76,283,282)		78,663,650

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value

Participation Notes: 6.61%

China: 1.56%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)†			2-11-2019	340,000	$713,659
HSBC Bank plc (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†			10-28-2020	138,622	235,524
Standard Chartered Bank (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†			4-3-2015	316,000	536,896

					1,486,079

India: 4.13%
HSBC Bank plc (Power Finance Corporation) (Financials, Diversified Financial Services)†			11-21-2023	192,487	928,523
HSBC Bank plc (Akzo Nobel) (Financials, Diversified Financial Services )			1-09-2025	30,986	750,009
HSBC Bank plc (Credit Analysis & Research) (Financials, Diversified Financial Services )†			5-2-2024	42,456	1,146,731
HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels)†			1-10-2024	196,077	1,113,491

					3,938,754

Qatar: 0.92%
HSBC Bank plc (Qatar National Bank) (Financials, Diversified Financial Services )†			1-2-2020	385,518	881,700

Total Participation Notes (Cost $5,375,063)					6,306,533

		Dividend yield

Preferred Stocks: 1.89%

Brazil: 1.89%
Banco Bradesco SA (Financials, Banks) ±		4.16%		105,900	1,331,224
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		12.11		56,900	350,953
Vale SA ADR (Materials, Metals & Mining) ±		11.65		19,281	120,699

Total Preferred Stocks (Cost $2,401,402)					1,802,876

Short-Term Investments: 5.58%
		Yield

Investment Companies: 5.58%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.10		5,330,649	5,330,649

Total Short-Term Investments (Cost $5,330,649)					5,330,649

Total investments in securities (Cost $89,390,396)*	96.48%				92,103,708

Other assets and liabilities, net	3.52				3,356,999

Total net assets	100.00%				$95,460,707

±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
*	Cost for federal income tax purposes is $90,031,084 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,664,064
Gross unrealized losses	(4,591,440)

Net unrealized gains	$2,072,624

4

  Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities. Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$6,049,439	$0	$0	$6,049,439
Cayman Islands	456,373	0	0	456,373
Chile	0	891,998	0	891,998
China	0	18,165,400	0	18,165,400
Czech Republic	0	1,256,485	0	1,256,485
Hong Kong	828,028	3,426,100	0	4,254,128
Indonesia	0	2,909,404	0	2,909,404
Malaysia	1,330,330	2,941,014	0	4,271,344
Mexico	7,861,771	0	0	7,861,771
Panama	1,041,613	0	0	1,041,613
Philippines	0	487,483	0	487,483
Poland	0	651,984	0	651,984
Russia	451,164	850,369	0	1,301,533
Singapore	546,215	325,868	0	872,083
South Africa	471,093	4,617,489	0	5,088,582
South Korea	1,672,445	4,849,433	0	6,521,878
Taiwan	852,775	10,610,182	0	11,462,957
Thailand	1,184,790	1,029,467	0	2,214,257
Turkey	0	2,579,003	0	2,579,003
United Arab Emirates	325,936		0	325,936
Participation notes
China	0	1,486,079	0	1,486,079
India	0	3,938,754	0	3,938,754
Qatar	0	881,700	0	881,700
Preferred stocks
Brazil	1,802,876	0	0	1,802,876
Short-term investments
Investment companies	5,330,648	0	0	5,330,648

Total assets	$30,205,496	$61,898,212	$0	$92,103,708

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $55,208,046 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 90.94%

Argentina: 0.64%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	420	$52,055

Brazil: 9.54%
All America Latina Logistica SA (Industrials, Road & Rail)	26,400	37,879
Ambev SA ADR (Consumer Staples, Beverages)	22,500	148,050
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	5,400	45,885
Banco Bradesco SA ADR (Financials, Banks)	10,200	127,296
BM&F Bovespa SA (Financials, Diversified Financial Services)	22,500	76,307
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	2,300	54,556
CETIP SA (Financials, Capital Markets)	7,700	98,860
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,200	57,803
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	2,800	50,287
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	9,000	54,090
Vale SA ADR (Materials, Metals & Mining)«	3,900	27,417

		778,430

Chile: 1.80%
Banco Santander Chile SA ADR (Financials, Banks)	4,000	76,160
SACI Falabella (Consumer Discretionary, Multiline Retail)	10,709	70,466

		146,626

China: 18.89%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	184	16,391
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	410	89,347
China Auto Rental Incorporated (Consumer Discretionary, Automobiles)†	1,705	2,617
China Life Insurance Company Limited (Financials, Insurance)	59,000	228,630
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	19,500	255,615
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	95,000	126,052
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	1,600	76,088
Hengan International Group Company Limited (Consumer Staples, Personal Products)	11,500	136,506
Mindray Medical International Limited ADR (Health Care, Health Care Equipment & Supplies)	2,750	75,240
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	4,150	75,904
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	54,000	58,639
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	36,000	28,281
SINA Corporation (Information Technology, Internet Software & Services)†	2,860	103,589
Tingyi Holding Corporation (Consumer Staples, Food Products)	48,000	118,230
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	16,000	107,078
Vipshop Holdings Limited ADS (Consumer Discretionary, Internet & Catalog Retail)†	700	15,673
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	2,149	26,734

		1,540,614

Colombia: 0.74%
Bancolombia SA ADR (Financials, Banks)«	1,300	60,151

Hong Kong: 5.14%
AIA Group Limited (Financials, Insurance)	25,200	146,285
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	111,000	125,645
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	57,000	51,542
WH Group Limited (Consumer Staples, Food Products)†	168,500	95,636

		419,108

India: 6.47%
HDFC Bank Limited ADR (Financials, Banks)	2,210	125,926
ICICI Bank Limited ADR (Financials, Banks)	10,000	120,100
Infosys Technologies Limited ADR (Information Technology, IT Services)«	3,900	132,912
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	5,000	148,428

		527,366

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Security name	Shares	Value

Indonesia: 2.33%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	76,000	$46,798
PT Bank Central Asia Tbk (Financials, Banks)	48,000	50,398
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	18,100	22,106
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	320,000	71,039

		190,341

Malaysia: 1.46%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,700	50,312
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,000	45,794
Sime Darby Bhd (Industrials, Industrial Conglomerates)	9,000	23,314

		119,420

Mexico: 11.76%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	7,400	158,286
Cemex SAB de CV ADR (Materials, Construction Materials)†	9,700	86,233
Fibra Uno Administracion SAB de CV (Financials, REITs)	39,250	118,356
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)†	2,200	183,832
Grupo Financiero Banorte SAB de CV (Financials, Banks)	23,100	117,631
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	4,250	44,965
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	5,000	7,652
Grupo Televisa SAB ADR (Consumer Discretionary, Media)†	3,700	120,657
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	63,000	121,507

		959,119

Peru: 0.43%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	3,100	35,402

Philippines: 1.53%
Ayala Corporation (Financials, Diversified Financial Services)	2,800	46,008
Metropolitan Bank & Trust Company (Financials, Banks)	12,000	25,851
SM Investments Corporation (Industrials, Industrial Conglomerates)	2,500	52,562

		124,421

Russia: 2.38%
LUKOIL ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	1,500	58,979
Magnit (Consumer Staples, Food & Staples Retailing)(a)	250	38,074
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	5,000	39,300
Sberbank of Russia ADR (Financials, Banks)	6,000	22,112
Yandex NV Class A (Information Technology, Internet Software & Services)†	2,400	35,736

		194,201

South Africa: 5.41%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	2,200	27,236
Impala Platinum Holdings Limited (Materials, Metals & Mining)†	1,300	8,435
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	5,100	88,070
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	600	21,672
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	7,200	113,815
Standard Bank Group Limited (Financials, Banks)	5,000	66,026
Tiger Brands Limited (Consumer Staples, Food Products)	3,450	116,347

		441,601

South Korea: 8.94%
Amorepacific Corporation (Consumer Staples, Personal Products)	10	24,100
Cheil Industries Incorporated (Industrials, Industrial Conglomerates)†	17	2,114
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	8,500	114,240
KT&G Corporation (Consumer Staples, Tobacco)	1,200	87,598
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	305	378,627

2

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Shares	Value

South Korea (continued)
Samsung Life Insurance Company Limited (Financials, Insurance)		1,190	$122,230

			728,909

Taiwan: 7.90%
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)		21,420	21,558
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		4,000	60,821
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)		6,000	46,124
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)		17,000	386,070
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		81,360	129,641

			644,214

Thailand: 4.04%
Bangkok Bank PCL (Financials, Banks)		6,500	38,106
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)		12,000	39,963
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		6,000	63,428
Siam Commercial Bank PCL (Financials, Banks)		18,000	98,717
Thai Beverage PCL (Consumer Staples, Beverages)		167,000	88,987

			329,201

Turkey: 0.65%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†		6,000	52,643

United Kingdom: 0.89%
Standard Chartered plc (Financials, Banks)		5,462	72,835

Total Common Stocks (Cost $7,994,347)			7,416,657

	Dividend yield

Preferred Stocks: 1.82%

Brazil: 1.82%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.82%	25,550	148,068

Total Preferred Stocks (Cost $148,568)			148,068

Exchange-Traded Funds: 1.89%

United States: 1.89%
iShares MSCI South Korea Capped ETF		1,400	77,938
iShares MSCI Taiwan ETF		5,000	76,150

Total Exchange-Traded Funds (Cost $157,672)			154,088

	Yield
Short-Term Investments: 7.73%

Investment Companies: 7.73%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.13	239,775	239,775
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	390,606	390,606

Total Short-Term Investments (Cost $630,381)			630,381

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Security name		Value

Total investments in securities (Cost $8,930,968)*	102.38%	$8,349,194

Other assets and liabilities, net	(2.38)	(193,862)

Total net assets	100.00%	$8,155,332

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $8,930,968 and unrealized gains (losses) consists of:

Gross unrealized gains	$439,991
Gross unrealized losses	(1,021,765)

Net unrealized losses	$(581,774)

Abbreviations:

ADR	American depositary receipt
ADS	American depositary shares
ETF	Exchange-traded fund
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

4

  Wells Fargo Advantage Emerging Markets Equity Select Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$52,055	$0	$0	$52,055
Brazil	778,430	0	0	778,430
Chile	146,626	0	0	146,626
China	507,247	1,033,367	0	1,540,614
Colombia	60,151	0	0	60,151
Hong Kong	147,178	271,930	0	419,108
India	378,938	148,428	0	527,366
Indonesia	0	190,341	0	190,341
Malaysia	0	119,420	0	119,420
Mexico	959,119	0	0	959,119
Peru	35,402	0	0	35,402
Philippines	0	124,421	0	124,421
Russia	75,036	119,165	0	194,201
South Africa	27,236	414,365	0	441,601
South Korea	116,354	612,555	0	728,909
Taiwan	386,070	258,144	0	644,214
Thailand	202,108	127,093	0	329,201
Turkey	0	52,643	0	52,643
United Kingdom	72,835	0	0	72,835
Preferred stocks
Brazil	148,068	0	0	148,068
Exchange-Traded Funds
United States	154,088	0	0	154,088
Short-term investments
Investment companies	390,606	239,775	0	630,381

Total assets	$4,637,547	$3,711,647	$0	$8,349,194

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $3,433,798 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 167.68%

Australia: 0.67%
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)«	137,399	$927,310

Canada: 6.00%
Canadian Western Bank (Financials, Banks)	22,720	460,765
Capstone Mining Corporation (Materials, Metals & Mining)†	220,268	201,079
Cott Corporation (Consumer Staples, Beverages)	205,300	1,560,280
Cott Corporation - Canadian Exchange (Consumer Staples, Beverages)	139,045	1,057,035
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	331,571	4,383,369
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals)(i)	84,000	2,314
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)«	142,772	288,757
Transglobe Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	132,059	384,527

		8,338,126

Denmark: 1.07%
Jyske Bank AS (Financials, Banks)†	32,767	1,483,141

France: 7.90%
ALTEN SA (Information Technology, IT Services)	72,494	3,036,356
Eutelsat Communications SA (Consumer Discretionary, Media)	52,584	1,806,443
M6 Metropole Television SA (Consumer Discretionary, Media)	80,546	1,472,667
Mersen SA (Industrials, Electrical Equipment)	61,675	1,456,949
Teleperformance SA (Industrials, Professional Services)	44,778	3,208,158

		10,980,573

Germany: 8.02%
Amadeus Fire AG (Industrials, Professional Services)	10,939	813,780
Bilfinger SE (Industrials, Commercial Services & Supplies)	8,136	425,051
Cancom SE (Information Technology, IT Services)«	12,674	542,095
Deutsche Wohnen AG (Financials, Real Estate Management & Development)	78,014	2,026,521
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	40,158	2,189,380
Hochtief AG (Industrials, Construction & Engineering)	25,214	1,753,519
Kion Group AG (Industrials, Machinery)	37,774	1,463,217
TLG Immobilien AG (Financials, REITs)†	91,596	1,428,865
TOM TAILOR Holding AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	40,907	502,256

		11,144,684

Hong Kong: 1.72%
Sunlight REIT (Financials, REITs)	4,734,000	2,391,544

Italy: 4.47%
Azimut Holding SpA (Financials, Capital Markets)	57,424	1,338,626
Beni Stabili SpA (Financials, REITs)	2,032,734	1,518,767
Credito Emiliano SpA (Financials, Banks)	105,190	818,428
Davide Campari-Milano SpA (Consumer Staples, Beverages)	291,867	1,978,403
Salvatore Ferragamo SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	19,551	565,974

		6,220,198

Japan: 13.50%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	84,700	1,896,956
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	36,400	613,826
Chiba Bank Limited (Financials, Banks)	225,000	1,516,313
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	46,200	2,001,096
Hitachi Chemical Company Limited (Materials, Chemicals)	85,600	1,722,114
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	66,400	1,250,240
Nissin Kogyo Company Limited (Consumer Discretionary, Auto Components)	95,130	1,456,309

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name	Shares	Value

Japan (continued)
ORIX JREIT Incorporated (Financials, REITs)	1,381	$2,069,430
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	380,000	2,126,946
Taikisha Limited (Industrials, Construction & Engineering)	52,500	1,248,915
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	35,955	1,236,367
Toshiba Machine Company Limited (Industrials, Machinery)	424,263	1,626,950

		18,765,462

Netherlands: 3.32%
Arcadis NV (Industrials, Construction & Engineering)	54,464	1,648,369
BinckBank NV (Financials, Capital Markets)	151,355	1,243,239
USG People NV (Industrials, Professional Services)	148,982	1,716,960

		4,608,568

Norway: 2.55%
Atea ASA (Information Technology, IT Services)	198,319	2,201,149
SpareBank 1 SR Bank ASA (Financials, Banks)	215,103	1,350,328

		3,551,477

Portugal: 0.19%
Banco BPI SA (Financials, Banks)†«	284,811	267,270

Russia: 0.23%
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	73,627	317,655

South Korea: 1.77%
BS Financial Group Incorporated (Financials, Banks)	119,424	1,509,527
Hy-Lok Corporation (Industrials, Machinery)	37,601	948,965

		2,458,492

Spain: 2.92%
Almirall SA (Health Care, Pharmaceuticals)†	96,521	1,683,766
Merlin Properties Socimi SA (Financials, REITs)†	135,018	1,620,297
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	135,886	755,776

		4,059,839

Sweden: 0.18%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)†	68,590	256,978

Switzerland: 3.38%
Aryzta AG (Consumer Staples, Food Products)	14,698	1,101,900
Dufry AG (Consumer Discretionary, Specialty Retail)†	12,669	1,861,105
Kuoni Reisen Holding AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,190	1,740,928

		4,703,933

Taiwan: 0.57%
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	466,000	785,784

United Kingdom: 16.17%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	176,548	2,203,943
Cambian Group plc (Health Care, Health Care Providers & Services)†	517,297	1,729,720
Catlin Group Limited (Financials, Insurance)	211,358	2,216,733
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	148,305	1,890,888
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,154,791	1,302,858
IMI plc (Industrials, Machinery)	56,940	1,090,354
Jupiter Fund Management plc (Financials, Capital Markets)	373,658	2,125,482

2

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

United Kingdom (continued)
Keller Group plc (Industrials, Construction & Engineering)	78,060	$1,044,998
Mears Group plc (Industrials, Commercial Services & Supplies)	252,967	1,581,230
Morgan Advanced Materials plc (Industrials, Machinery)	409,567	1,869,996
Pace plc (Consumer Discretionary, Household Durables)	199,220	999,805
Savills plc (Financials, Real Estate Management & Development)	173,444	1,903,377
SIG plc (Industrials, Trading Companies & Distributors)	592,259	1,642,518
Stock Spirits Group plc (Consumer Staples, Beverages)	296,450	882,980

		22,484,882

United States: 93.05%
A. Schulman Incorporated (Materials, Chemicals)	89,611	3,122,943
ACI Worldwide Incorporated (Information Technology, Software)†	209,400	3,867,618
Acxiom Corporation (Information Technology, IT Services)†	83,900	1,526,980
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	28,324	2,309,256
Associated Banc-Corp (Financials, Banks)	81,400	1,368,334
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)	41,900	1,197,502
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	14,361	1,643,904
Blyth Incorporated (Consumer Discretionary, Household Durables)	85,100	630,591
Bonanza Creek Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†	29,400	766,752
Brown & Brown Incorporated (Financials, Insurance)	121,722	3,755,124
CARBO Ceramics Incorporated (Energy, Energy Equipment & Services)«	38,200	1,252,196
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)†	172,028	896,266
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	25,200	1,559,376
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	72,800	673,400
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	172,560	1,877,453
Dixie Group Incorporated (Consumer Discretionary, Household Durables)†«	178,671	1,443,662
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	142,757	1,445,186
Douglas Dynamics Incorporated (Industrials, Machinery)	147,702	2,982,103
DST Systems Incorporated (Information Technology, IT Services)	25,256	2,442,255
Eagle Materials Incorporated (Materials, Construction Materials)	29,500	2,100,990
First Citizens BancShares Corporation Class A (Financials, Banks)	14,096	3,440,129
Forward Air Corporation (Industrials, Air Freight & Logistics)	78,721	3,534,573
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	112,862	3,861,009
Guess? Incorporated (Consumer Discretionary, Specialty Retail)	98,900	1,857,342
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†	87,500	3,465,000
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies)†	28,169	2,354,365
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals)†	494,388	1,858,899
Innospec Incorporated (Materials, Chemicals)	99,205	3,915,621
Ixia Corporation (Information Technology, Communications Equipment)†	117,600	1,192,464
Kadant Incorporated (Industrials, Machinery)	78,276	3,110,688
Knowles Corporation (Information Technology, Electronic Equipment, Instruments & Components)†«	123,200	2,613,072
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	257,300	5,009,631
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)†«	85,700	3,085,200
Matthews International Corporation Class A (Industrials, Commercial Services & Supplies)	66,740	3,092,064
Mueller Industries Incorporated (Industrials, Machinery)	113,200	3,553,348
Neenah Paper Incorporated (Materials, Paper & Forest Products)	42,850	2,458,733
Pier 1 Imports Incorporated (Consumer Discretionary, Specialty Retail)	107,700	1,810,437
ProAssurance Corporation (Financials, Insurance)	56,900	2,524,653
Progress Software Corporation (Information Technology, Software)†	83,400	2,089,170
Quanex Building Products Corporation (Industrials, Building Products)	62,789	1,182,317
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)	87,500	3,400,250
Simpson Manufacturing Company Incorporated (Industrials, Building Products)	113,816	3,714,954
Steel Excel Incorporated (Energy, Energy Equipment & Services)†(a)	93,134	2,281,783
Steris Corporation (Health Care, Health Care Equipment & Supplies)«	43,600	2,843,592
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†	68,964	971,013
Teradata Corporation (Information Technology, IT Services)†	50,100	2,232,456
Theravance Incorporated (Health Care, Pharmaceuticals)	99,908	1,125,963
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†	55,100	4,997,570
UMB Financial Corporation (Financials, Banks)	47,600	2,309,552
Validus Holdings Limited (Financials, Insurance)	35,500	1,407,575
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	219,490	2,989,454

3

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name			Shares	Value

United States (continued)
WD-40 Company (Consumer Staples, Household Products)			44,516	$3,652,983
West Pharmaceutical Services Incorporated (Health Care, Health Care Equipment & Supplies)			40,900	2,016,779
Westwood Holdings Group Incorporated (Financials, Capital Markets)			43,050	2,539,520

				129,354,050

Total Common Stocks (Cost $212,735,635)				233,099,966

Exchange-Traded Funds: 1.00%

United States: 1.00%
iShares MSCI EAFE Small Cap Index Fund			29,723	1,392,225

Total Exchange-Traded Funds (Cost $1,489,758)				1,392,225

		Dividend yield

Preferred Stocks: 1.03%

Germany: 1.03%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies)		1.13%	14,232	1,432,995

Total Preferred Stocks (Cost $1,439,559)				1,432,995

Short-Term Investments: 16.12%
		Yield

Investment Companies: 16.12%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.13	8,464,762	8,464,762
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	13,941,416	13,941,416

Total Short-Term Investments (Cost $22,406,178)				22,406,178

Total investments in securities (Cost $238,071,130)*	185.83%			258,331,364

Other assets and liabilities, net	(85.83)			(119,319,578)

Total net assets	100.00%			$139,011,786

†	Non-income-earning security
(i)	Illiquid security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $239,539,615 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,715,105
Gross unrealized losses	(18,923,356)

Net unrealized gains	$18,791,749

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

  Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$927,310	$0	$927,310
Canada	8,338,126	0	0	8,338,126
Denmark	0	1,483,141	0	1,483,141
France	0	10,980,573	0	10,980,573
Germany	1,428,865	9,715,819	0	11,144,684
Hong Kong	0	2,391,544	0	2,391,544
Italy	0	6,220,198	0	6,220,198
Japan	0	18,765,462	0	18,765,462
Netherlands	0	4,608,568	0	4,608,568
Norway	3,551,477	0	0	3,551,477
Portugal	0	267,270	0	267,270
Russia	0	317,655	0	317,655
South Korea	948,965	1,509,527	0	2,458,492
Spain	1,620,297	2,439,542	0	4,059,839
Sweden	256,978	0	0	256,978
Switzerland	1,740,928	2,963,005	0	4,703,933
Taiwan	0	785,784	0	785,784
United Kingdom	6,084,818	16,400,064	0	22,484,882
United States	125,627,081	3,726,969	0	129,354,050

Exchange-traded funds
United States	1,392,225	0	0	1,392,225
Preferred stocks
Germany	0	1,432,995	0	1,432,995
Short-term investments
Investment companies	13,941,416	8,464,762	0	22,406,178

Total assets	$164,931,176	$93,400,188	$0	$258,331,364

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $82,335,990 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage International Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 92.90%

Canada: 1.87%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	22,003	$3,519,820

China: 8.15%
Biostime International Holdings Limited (Consumer Staples, Food Products)«	433,000	1,177,072
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	386,000	5,059,873
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	2,832,000	4,095,753
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	4,800,000	3,423,009
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,521,715	1,588,992

		15,344,699

Germany: 10.83%
Bayer AG (Health Care, Pharmaceuticals)	30,127	4,339,231
Metro AG (Consumer Staples, Food & Staples Retailing)†	130,400	4,012,600
Rheinmetall AG (Industrials, Industrial Conglomerates)	42,693	1,847,476
SAP AG (Information Technology, Software)	51,197	3,341,513
Siemens AG (Industrials, Industrial Conglomerates)«	46,664	4,929,438
Volkswagen AG (Consumer Discretionary, Automobiles)	8,574	1,912,755

		20,383,013

Hong Kong: 4.56%
China Everbright Limited (Financials, Capital Markets)	3,234,000	6,993,785
Value Partners Group Limited (Financials, Capital Markets)	1,859,000	1,579,725

		8,573,510

Italy: 9.60%
Anima Holding SpA (Financials, Capital Markets)†	997,180	4,981,750
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	230,235	3,874,527
Intesa Sanpaolo SpA (Financials, Banks)	1,365,870	3,994,158
Prysmian SpA (Industrials, Electrical Equipment)	281,424	5,205,934

		18,056,369

Japan: 19.23%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	29,330	488,343
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	308,900	5,688,569
Daiwa Securities Group Incorporated (Financials, Capital Markets)	77,000	559,464
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	786,000	5,935,943
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,122,900	5,967,389
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	139,000	3,514,142
Nitto Denko Corporation (Materials, Chemicals)	49,888	2,978,236
Nomura Holdings Incorporated (Financials, Capital Markets)	867,700	4,613,256
Sharp Corporation (Consumer Discretionary, Household Durables)†	414,000	810,411
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	63,800	4,113,245
West Holdings Corporation (Consumer Discretionary, Household Durables)	151,200	1,197,896
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	25,500	325,992

		36,192,886

Netherlands: 2.95%
Akzo Nobel NV (Materials, Chemicals)	77,098	5,554,233

Norway: 2.90%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	270,139	1,381,132
Marine Harvest ASA (Consumer Staples, Food Products)	311,452	4,074,269

		5,455,401

South Korea: 5.04%
Hana Financial Group Incorporated (Financials, Banks)	109,437	3,198,924

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage International Equity Fund

Security name				Shares	Value

South Korea (continued)
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)				7,232	$4,452,305
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)				6,990	1,831,840

					9,483,069

Sweden: 1.72%
Volvo AB Class B (Industrials, Machinery)				275,740	3,228,154

Switzerland: 7.95%
ABB Limited (Industrials, Electrical Equipment)				208,709	4,012,683
Novartis AG (Health Care, Pharmaceuticals)				47,737	4,652,100
Zurich Financial Services AG (Financials, Insurance)				18,989	6,296,338

					14,961,121

United Kingdom: 16.23%
BP plc (Energy, Oil, Gas & Consumable Fuels)				753,986	4,843,630
Capita plc (Industrials, Professional Services)				113,451	1,905,244
Indivior plc (Health Care, Pharmaceuticals)†				42,649	111,774
Man Group plc (Financials, Capital Markets)				2,526,058	6,800,513
Reckitt Benckiser Group plc (Consumer Staples, Household Products)				42,649	3,609,592
Smiths Group plc (Industrials, Industrial Conglomerates)				150,535	2,547,659
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)				1,486,295	5,226,523
Wolseley plc (Industrials, Trading Companies & Distributors)				94,727	5,490,859

					30,535,794

United States: 1.87%
QUALCOMM Incorporated (Information Technology, Communications Equipment)				56,279	3,515,186

Total Common Stocks (Cost $145,856,549)					174,803,255

			Expiration date
Participation Notes: 1.36%

China: 1.36%
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†			12-4-2024	7,469	211,717
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†			2-19-2019	21,100	598,102
Standard Chartered Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†			4-24-2015	61,639	1,747,224

Total Participation Notes (Cost $2,218,860)					2,557,043

		Yield
Short-Term Investments: 8.64%

Investment Companies: 8.64%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.13%		5,136,329	5,136,329
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		11,129,777	11,129,777

Total Short-Term Investments (Cost $16,266,106)					16,266,106

Total investments in securities (Cost $164,341,515)*	102.90%				193,626,404

Other assets and liabilities, net	(2.90)				(5,463,448)

Total net assets	100.00%				$188,162,956

2

Wells Fargo Advantage International Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $166,431,736 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,856,456
Gross unrealized losses	(9,661,788)

Net unrealized gains	$27,194,668

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$3,519,820	$0	$0	$3,519,820
China	0	15,344,699	0	15,344,699
Germany	0	20,383,013	0	20,383,013
Hong Kong	0	8,573,510	0	8,573,510
Italy	0	18,056,369	0	18,056,369
Japan	0	36,192,886	0	36,192,886
Netherlands	0	5,554,233	0	5,554,233
Norway	1,381,132	4,074,269	0	5,455,401
South Korea	0	9,483,069	0	9,483,069
Sweden	0	3,228,154	0	3,228,154
Switzerland	0	14,961,121	0	14,961,121
United Kingdom	111,774	30,424,020	0	30,535,794
United States	3,515,186	0	0	3,515,186
Participation notes
China	0	2,557,043	0	2,557,043

Short-term investments
Investment companies	11,129,777	5,136,329	0	16,266,106

	19,657,689	173,968,715	0	193,626,404
Forward foreign currency contracts	0	609,356	0	609,356

Total assets	$19,657,689	$174,578,071	$0	$193,235,760

Liabilities
Forward foreign currency contracts	$0	$127,608	$0	$127,608

Total liabilities	$0	$127,608	$0	$127,608

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $166,275,342 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended January 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
4-8-2015	Credit Suisse	1,395,550 GBP	$ 2,101,070	$ 2,109,374	$ 8,304
4-8-2015	Credit Suisse	2,689,525 EUR	3,040,863	3,187,087	146,224
4-8-2015	Credit Suisse	2,697,234 EUR	3,049,579	3,176,999	127,420
4-8-2015	Credit Suisse	1,395,550 GBP	2,101,070	2,101,429	359
4-8-2015	Credit Suisse	1,368,800 GBP	2,060,797	2,071,049	10,252
4-8-2015	Credit Suisse	2,621,000 EUR	2,963,386	3,098,625	135,239
4-8-2015	Credit Suisse	2,689,525 EUR	3,040,863	3,205,241	164,378
4-8-2015	Credit Suisse	1,395,550 GBP	2,101,070	2,118,250	17,180
4-8-2015	Barclays	1,086,102,000 JPY	9,256,126	9,128,518	(127,608)

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 99.29%

Chile: 0.34%
Enersis SA ADR (Utilities, Electric Utilities)	37,740	$575,535

France: 6.24%
Kering (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,765	2,979,035
L’Oreal SA (Consumer Staples, Personal Products)	10,257	1,833,995
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	30,313	2,793,036
Societe Generale SA (Financials, Banks)	73,812	2,964,017

		10,570,083

Germany: 1.90%
Siemens AG (Industrials, Industrial Conglomerates)«	30,444	3,216,009

Hong Kong: 2.51%
AIA Group Limited (Financials, Insurance)	730,730	4,241,842

Japan: 6.62%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	103,120	3,111,620
Kao Corporation (Consumer Staples, Personal Products)	85,800	3,762,161
ORIX Corporation (Financials, Diversified Financial Services)	149,000	1,712,131
ORIX Corporation ADR (Financials, Diversified Financial Services)	10,410	598,887
TOTO Limited (Industrials, Building Products)	182,440	2,014,013

		11,198,812

Luxembourg: 1.64%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	43,540	2,776,568

Netherlands: 8.13%
Airbus Group NV (Industrials, Aerospace & Defense)	46,901	2,498,889
Heineken NV (Consumer Staples, Beverages)	41,232	3,077,072
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	80,062	3,948,658
Unilever NV (Consumer Staples, Food Products)	97,731	4,238,593

		13,763,212

South Korea: 2.39%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,253	4,038,270

Switzerland: 4.23%
Novartis AG ADR (Health Care, Pharmaceuticals)	42,381	4,127,909
UBS Group AG (Financials, Capital Markets)	180,637	3,027,667

		7,155,576

United Kingdom: 6.13%
Barclays plc (Financials, Banks)	810,873	2,847,808
BG Group plc (Energy, Oil, Gas & Consumable Fuels)	197,166	2,629,775
Diageo plc (Consumer Staples, Beverages)	78,476	2,322,938
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	79,857	2,429,724
Standard Chartered plc (Financials, Banks)	11,089	147,871
		10,378,116

1

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund

Security name			Shares	Value

United States: 59.16%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			86,908	$3,890,002
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			36,040	4,222,446
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)			34,452	3,657,540
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			50,352	3,540,249
BB&T Corporation (Financials, Banks)			84,640	2,986,946
Charles Schwab Corporation (Financials, Capital Markets)			124,295	3,229,184
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			32,171	3,298,493
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)			149,437	3,874,901
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			36,165	3,219,770
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†			56,884	4,591,108
FMC Corporation (Materials, Chemicals)			31,826	1,829,995
Franklin Resources Incorporated (Financials, Capital Markets)			76,359	3,934,779
Goldman Sachs Group Incorporated (Financials, Capital Markets)			20,379	3,513,543
Honeywell International Incorporated (Industrials, Aerospace & Defense)			17,400	1,701,024
JPMorgan Chase & Company (Financials, Banks)			78,100	4,247,078
Microsoft Corporation (Information Technology, Software)			81,100	3,276,440
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)			36,916	2,953,280
Oracle Corporation (Information Technology, Software)			105,753	4,429,993
PepsiCo Incorporated (Consumer Staples, Beverages)			41,308	3,873,864
QUALCOMM Incorporated (Information Technology, Communications Equipment)			39,826	2,487,532
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			1,280,970	3,887,586
Schlumberger Limited (Energy, Energy Equipment & Services)			41,150	3,390,349
SunTrust Banks Incorporated (Financials, Banks)			86,984	3,341,925
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			68,503	3,661,485
The Procter & Gamble Company (Consumer Staples, Household Products)			14,244	1,207,884
The Walt Disney Company (Consumer Discretionary, Media)			54,796	4,984,247
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			36,724	3,629,800
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			60,900	2,783,739
Visa Incorporated Class A (Information Technology, IT Services)			15,823	4,033,441
Zions Bancorporation (Financials, Banks)			19,061	456,702

				100,135,325

Total Common Stocks (Cost $134,282,342)				168,049,348

		Yield

Short-Term Investments: 3.76%

Investment Companies: 3.76%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	3,223,245	3,223,245
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	3,148,952	3,148,952

Total Short-Term Investments (Cost $6,372,197)				6,372,197

Total investments in securities (Cost $140,654,539)*	103.05%			174,421,545

Other assets and liabilities, net	(3.05)			(5,162,516)

Total net assets	100.00%			$169,259,029

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

2

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — January 31, 2015 (unaudited)

*	Cost for federal income tax purposes is $141,447,976 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,221,152
Gross unrealized losses	(10,247,583)

Net unrealized gains	$32,973,569

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

  Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Chile	$575,535	$0	$0	$575,535
France	0	10,570,083	0	10,570,083
Germany	0	3,216,009	0	3,216,009
Hong Kong	0	4,241,842	0	4,241,842
Japan	598,887	10,599,925	0	11,198,812
Luxembourg	0	2,776,568	0	2,776,568
Netherlands	8,187,251	5,575,961	0	13,763,212
South Korea	0	4,038,270	0	4,038,270
Switzerland	7,155,576	0	0	7,155,576
United Kingdom	0	10,378,116	0	10,378,116
United States	92,590,199	7,545,126	0	100,135,325
Short-term investments
Investment companies	3,148,952	3,223,245	0	6,372,197

Total assets	$112,256,400	$62,165,145	$0	$174,421,545

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $58,941,901 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Shares	Value

Investment Companies: 100.17%
Asset Allocation Trust (l)	381,046,659	$5,871,021,660

Total Investment Companies (Cost $4,204,161,522)		5,871,021,660

Total investments in securities (Cost $4,204,161,522)*	100.17%	5,871,021,660
Other assets and liabilities, net	0.17	(10,171,347)

Total net assets	100.00%	$5,860,850,313

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $4,204,337,116 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,666,684,544
Gross unrealized losses	0

Net unrealized gains	$1,666,684,544

1

  Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At January 31, 2015, the Fund owned 100% of Asset Allocation Trust.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Absolute Return Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Shares	Value

Investment Companies: 99.79%
GMO Benchmark-Free Allocation Fund, Class MF (l)		452,712,560	$11,892,758,948

Total Investment Companies (Cost $11,890,445,169)			11,892,758,948

Total investments (Cost $11,890,445,169)*	99.79%		11,892,758,948

Other assets and liabilities, net	0.21		25,023,635

Total net assets	100.00%		$11,917,782,583

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $11,891,489,757 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,269,191
Gross unrealized losses	0

Net unrealized gains	$1,269,191

1

  Wells Fargo Advantage Absolute Return Fund (the “Fund”)

  Notes to Portfolio of investments – January 31, 2015 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether now existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of January 31, 2015, the Fund owned 59% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2015 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	COMMON STOCKS (a)— 44.2%

	Australia — 0.1%
309,868	Origin Energy Ltd	2,556,975
302,519	Woodside Petroleum Ltd	8,034,596

	Total Australia	10,591,571

	Austria — 0.1%
185,083	OMV AG	4,601,321
149,909	Voestalpine AG	5,338,638

	Total Austria	9,939,959

	Belgium — 0.1%
248,557	Belgacom SA	9,257,312
180,644	Delhaize Group	15,027,124

	Total Belgium	24,284,436

	Brazil — 0.3%
216,700	Aes Tiete SA	1,102,954
2,187,500	Banco do Brasil SA	16,860,228
456,200	Banco Santander Brasil SA	2,128,011
561,700	Centrais Eletricas Brasileiras SA	1,077,879
186,800	Cia de Saneamento de Minas Gerais-COPASA	1,181,072
540,500	Companhia de Saneamento Basico do Estado de Sao Paulo	2,693,727
626,300	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	3,043,818
1,295,700	Companhia Siderurgica Nacional SA	2,008,800
244,600	Companhia Siderurgica Nacional SA Sponsored ADR	366,900
338,100	CPFL Energia SA	2,131,991
84,300	CPFL Energia SA ADR	1,054,593
495,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,996,429
468,167	Duratex SA	1,294,429
1,104,800	EDP-Energias do Brasil SA	3,551,583
249,000	Equatorial Energia SA	2,311,601
175,800	Grupo BTG Pactual	1,724,060
381,700	Klabin SA	1,954,081
552,000	Light SA	2,916,693
693,100	MRV Engenharia e Participacoes SA	1,793,268
622,400	Tim Participacoes SA	2,736,583
354,400	Tractebel Energia SA	4,120,973
470,800	Transmissora Alianca de Energia Eletrica SA	3,452,989

	Total Brazil	61,502,662

	Canada — 0.6%
204,500	Canadian Natural Resources Ltd	5,928,842
526,400	Canadian Oil Sands Ltd	3,251,940
470,360	Catamaran Corp	23,475,668
257,500	Cenovus Energy Inc	4,877,646
109,700	Husky Energy Inc	2,361,136
68,000	Imperial Oil Ltd	2,527,992
643,500	Suncor Energy Inc	19,193,083
5,167,673	Talisman Energy Inc	38,860,901
168,992	Valeant Pharmaceuticals International Inc	27,033,650

	Total Canada	127,510,858

	Chile — 0.0%
5,880,877	Enersis SA	1,814,749

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

117,700	Enersis SA Sponsored ADR	1,794,925
83,764	ENTEL Chile SA	790,590

	Total Chile	4,400,264

	China — 1.9%
1,308,500	Anhui Conch Cement Co Ltd	4,388,675
7,698,000	Bank of China Ltd	4,287,571
5,998,000	Belle International Holdings Ltd.	6,773,898
2,898,000	China Coal Energy Co Ltd	1,603,981
8,088,000	China Communications Construction Co Ltd	8,765,873
760,000	China Communications Services Corp Ltd	343,215
5,931,000	China Construction Bank Corp	4,755,271
10,115,000	China Mobile Ltd	132,074,826
7,182,000	China National Building Material Co Ltd	6,922,702
46,428,000	China Petroleum & Chemical Corp	36,855,428
4,021,500	China Railway Construction Corp Ltd	4,599,096
5,996,000	China Railway Group Ltd	4,384,440
2,104,000	China Shanshui Cement Group Ltd.	937,532
7,054,000	China Shenhua Energy Co Ltd	19,363,466
20,062,000	China Telecom Corp Ltd	11,864,379
3,588,000	China Unicom Hong Kong Ltd	5,370,502
33,516,000	CNOOC Ltd	44,558,546
890,000	COSCO Pacific Ltd	1,294,763
2,934,000	Datang International Power Generation Co Ltd	1,604,136
4,522,000	Dongfeng Motor Group Co Ltd	6,551,475
5,885,000	Geely Automobile Holdings Ltd.	2,418,577
11,321,000	GOME Electrical Appliances Holding Ltd.	1,572,932
1,314,000	Huabao International Holdings Ltd.	1,035,404
5,500,000	Huaneng Power International Inc	7,656,320
7,026,000	Industrial & Commercial Bank of China	5,019,409
764,000	Jiangsu Expressway Co Ltd	937,430
3,648,000	Kunlun Energy Co Ltd	3,798,343
42,632,000	PetroChina Co Ltd	46,183,787
3,616,000	Shanghai Electric Group Co Ltd	2,212,507
254,000	Shanghai Industrial Holdings Ltd	750,405
698,500	Shenzhen International Holdings Ltd.	1,006,667
323,000	Weichai Power Co Ltd	1,277,823
2,098,000	Yanzhou Coal Mining Co Ltd	1,679,217
996,000	Zhejiang Expressway Co Ltd	1,270,040
5,600,000	Zijin Mining Group Co Ltd	1,734,283

	Total China	385,852,919

	Colombia — 0.0%
1,779,131	Ecopetrol SA	1,425,492

	Czech Republic — 0.1%
649,729	CEZ AS	15,207,719

	Denmark — 0.1%
7,141	AP Moeller - Maersk A/S	14,430,169
62,534	Carlsberg A/S	4,591,905
210,562	TDC A/S	1,558,326

	Total Denmark	20,580,400

	Egypt — 0.0%
1,161,281	Al Ezz Steel Rebars SAE	2,319,842
8,532,920	Orascom Telecom Media And Technology Holding SAE	1,449,657
690,488	Telecom Egypt Co	1,106,036

	Total Egypt	4,875,535

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

	Finland — 0.1%
327,901	Fortum Oyj	6,994,373
22,623	Kesko Oyj-Class B	826,698
68,296	Metso Oyj	2,077,923
847,243	Nokia Oyj	6,515,757
356,711	UPM–Kymmene Oyj	6,270,043

	Total Finland	22,684,794

	France — 2.4%
222,679	Bouygues SA	7,935,174
40,561	Casino Guichard-Perrachon SA	3,679,791
23,862	Christian Dior SA	4,104,003
367,972	Cie de Saint-Gobain	15,675,857
201,664	Compagnie Generale des Etablissements Michelin	19,638,434
2,125,432	GDF Suez	47,138,630
17,948	LVMH Moet Hennessy Louis Vuitton SA	2,886,475
3,443,985	Orange	60,590,274
455,538	Peugeot SA	6,566,312
718,769	Renault SA	54,932,898
202,650	Rexel SA	3,786,254
492,471	Sanofi	45,376,216
169,787	Schneider Electric SA	12,763,187
196,027	Suez Environnement SA	3,603,435
2,367,369	Total SA	121,518,382
273,651	Veolia Environnement SA	5,013,045
328,478	Vinci SA	17,256,321
2,183,802	Vivendi SA	51,641,221

	Total France	484,105,909

	Germany — 1.7%
14,545	Axel Springer SE	894,379
832,329	BASF SE	74,441,537
394,531	Bayerische Motoren Werke AG	45,880,242
40,251	Bilfinger SE	2,102,841
831,804	Daimler AG	75,332,148
233,712	Deutsche Lufthansa AG (Registered)	3,952,993
1,971,031	Deutsche Telekom AG	33,976,805
3,387,119	E.ON AG (Registered)	52,432,373
41,228	Fresenius Medical Care AG & Co	3,055,541
223,558	K+S AG (Registered)	7,058,441
102,742	Metro AG	3,161,523
91,201	ProSiebenSat.1 Media AG	4,037,259
866,798	RWE AG	24,044,463
41,724	Siemens AG	4,407,592
33,162	Volkswagen AG	7,362,826

	Total Germany	342,140,963

	Greece — 0.0%
170,980	Hellenic Telecommunications Organization SA	1,409,952
156,184	OPAP SA	1,319,929

	Total Greece	2,729,881

	Hong Kong — 0.0%
682,000	China Resources Enterprise Ltd	1,496,662
856,000	China Resources Power Holdings Co Ltd	2,407,716
1,237,500	Fosun International Ltd	1,734,639

	Total Hong Kong	5,639,017

	Hungary — 0.0%
991,420	Magyar Telekom Telecommunications Plc	1,286,309

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

26,098	MOL Hungarian Oil and Gas Plc	1,044,501
274,970	OTP Bank Plc	3,646,145

	Total Hungary	5,976,955

	India — 0.3%
1,689,969	Bharat Heavy Electricals Ltd	7,937,748
1,264,687	Cairn India Ltd	4,757,454
930,346	Coal India Ltd	5,401,702
545,285	GAIL India Ltd	3,727,766
208,875	Hindustan Petroleum Corp Ltd	2,225,184
807,205	Jindal Steel & Power Ltd	2,075,630
2,487,324	NTPC Ltd	5,752,854
1,483,284	Oil & Natural Gas Corp Ltd	8,403,467
415,918	Reliance Energy Ltd	3,405,285
523,876	Tata Motors Ltd	4,951,001
19,452	Tata Motors Ltd - Class A	114,082
84,600	Tata Motors Ltd Sponsored ADR	4,172,472

	Total India	52,924,645

	Indonesia — 0.1%
16,058,800	Adaro Energy Tbk PT	1,261,834
15,610,300	Astra International Tbk PT	9,612,137
1,033,400	Indo Tambangraya Megah Tbk PT	1,361,659
6,233,800	Perusahaan Gas Negara Persero Tbk PT	2,476,476
52,900,000	Telekomunikasi Indonesia Persero Tbk PT	11,743,659
34,900	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,539,090
378,000	United Tractors Tbk PT	531,906

	Total Indonesia	28,526,761

	Ireland — 0.1%
354,601	CRH Plc	8,554,983

	Israel — 0.1%
301,300	Check Point Software Technologies Ltd	23,251,321

	Italy — 0.7%
9,352,599	Enel SPA	42,258,390
2,729,322	ENI SPA	45,930,605
459,260	Finmeccanica SPA	5,015,839
1,159,941	Mediaset SPA	5,267,377
21,106,528	Telecom Italia SPA	24,525,073
11,891,533	Telecom Italia SPA-Di RISP	11,229,968

	Total Italy	134,227,252

	Japan — 3.1%
394,100	Aeon Co Ltd	4,162,536
109,800	Aisin Seiki Co Ltd	3,835,930
691,000	Asahi Glass Co Ltd	3,676,109
420,000	Asahi Kasei Corp	4,147,945
17,500	Asatsu-DK, Inc.	437,770
107,700	Bridgestone Corp	4,304,481
76,600	Brother Industries Ltd	1,311,836
491,022	Canon Inc	15,533,693
31,600	Central Japan Railway Co	5,418,883
138,200	Daihatsu Motor Co Ltd	1,927,126
170,000	Daiichi Sanyko Co Ltd.	2,466,251
38,200	Daito Trust Construction Co Ltd	4,252,225
26,100	FamilyMart Co Ltd	1,130,489
196,468	FujiFilm Holdings Corp	6,640,164
659,427	Honda Motor Co Ltd	19,898,045
1,058,192	Inpex Corp	11,710,328

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

194,900	IT Holdings Corp	3,237,370
2,183,700	Itochu Corp	22,110,953
83,000	Japan Airlines Co Ltd	2,810,014
1,466,689	Japan Tobacco, Inc.	39,947,702
183,542	K’s Holdings Corp	5,390,602
2,136,000	Kawasaki Kisen Kaisha Ltd	6,114,226
153,100	KDDI Corp.	10,807,161
116,200	Kirin Holdings Co Ltd.	1,564,541
136,700	Kuraray Co Ltd	1,716,526
753,180	Kyocera Corp	33,150,960
2,368,200	Marubeni Corp	13,071,836
256,904	Medipal Holdings Corp	2,997,374
1,173,300	Mitsubishi Chemical Holdings Corp	6,081,015
1,496,369	Mitsubishi Corp	26,104,455
1,701,474	Mitsui & Co Ltd	21,650,831
691,943	Nippon Telegraph & Telephone Corp	40,953,848
12,231,128	Nissan Motor Co Ltd	104,297,483
1,488,329	NTT Docomo, Inc.	25,124,935
826,000	Osaka Gas Co Ltd	3,255,791
125,800	Otsuka Holdings Co Ltd	3,892,134
343,700	Ricoh Co Ltd	3,352,922
105,000	Sekisui Chemical Co Ltd	1,148,359
137,500	Sekisui House Ltd	1,778,084
28,700	Shimamura Co Ltd	2,552,895
4,461,700	Sojitz Corp	5,767,213
1,522,600	Sumitomo Corp	15,025,552
279,000	Sumitomo Metal Mining Co Ltd	3,987,489
151,400	Sumitomo Rubber Industries Ltd	2,354,343
55,152	Suzuken Co Ltd	1,553,767
269,326	Takeda Pharmaceutical Co., Ltd.	13,455,351
1,419,664	Tokyo Electron Ltd(b)	99,366,861
347,800	Toyota Tsusho Corp	8,236,785
512,000	UNY Co Ltd	2,945,828
1,753,567	Yamada Denki Co Ltd	6,514,732

	Total Japan	633,173,749

	Mexico — 0.2%
18,589,200	America Movil SAB de CV - Class L	19,916,779
699,100	America Movil SAB de CV ADR	14,953,749

	Total Mexico	34,870,528

	Netherlands — 0.2%
441,510	Fiat Chrysler Automobiles NV	5,822,965
13,404	Heineken Holding NV	877,189
977,276	Koninklijke Ahold NV	17,638,346
3,073,932	Koninklijke KPN NV	9,487,324
280,441	PostNL NV*	1,014,439
85,275	SNS REAAL NV*(c)	—
208,809	Unilever NV	9,054,924
165,972	Wolters Kluwer NV	4,958,053

	Total Netherlands	48,853,240

	Norway — 0.3%
337,156	Orkla ASA	2,484,785
1,349,435	Statoil ASA	22,598,015
565,189	Telenor ASA	12,141,824
284,096	Yara International ASA	14,790,703

	Total Norway	52,015,327

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

	Philippines — 0.0%
36,575	Philippine Long Distance Telephone Co	2,460,967

	Poland — 0.2%
42,313	Asseco Poland SA	626,818
756,359	KGHM Polska Miedz SA	21,442,451
505,589	Orange Polska SA	1,219,650
1,568,682	PGE SA	8,219,584
233,956	Polski Koncern Naftowy Orlen SA	3,451,919

	Total Poland	34,960,422

	Portugal — 0.0%
2,098,642	EDP-Energias de Portugal SA	7,983,088

	Qatar — 0.0%
549	Industries Qatar QSC	22,395

	Russia — 2.1%
78,600	Bashneft OAO - Class S	1,706,515
82,432	Gazprom Neft JSC Sponsored ADR	960,415
17,147,884	Gazprom OAO Sponsored ADR	68,833,115
7,936,760	Lukoil OAO Sponsored ADR	312,068,229
3,509,288	Rosneft OJSC GDR (Registered)	11,374,185
2,126,709	Sberbank Sponsored ADR	7,837,788
215,523	Severstal PAO GDR (Registered Shares)	1,959,950
2,549,568	Surgutneftegas Sponsored ADR	11,069,653
299,010	Tatneft Sponsored GDR	7,001,839

	Total Russia	422,811,689

	South Africa — 0.4%
2,691,606	African Bank Investments Ltd*(c)	231
195,909	Bidvest Group Ltd	5,406,811
384,480	Gold Fields Ltd	2,214,922
104,390	Imperial Holdings Ltd	1,838,924
188,367	Kumba Iron Ore Ltd	3,620,716
1,391,250	MTN Group Ltd	24,025,078
546,440	Sasol Ltd	19,737,391
1,647	Sasol Ltd Sponsored ADR	61,071
259,560	Telkom South Africa Ltd*	1,551,114
67,819	Tiger Brands Ltd	2,287,117
276,842	Truworths International Ltd	1,917,120
474,283	Vodacom Group Ltd	5,445,403
115,356	Wilson Bayly Holmes-Ovcon Ltd	1,195,317

	Total South Africa	69,301,215

	South Korea — 2.9%
173,118	BS Financial Group Inc	2,188,222
55,694	Daelim Industrial Co Ltd	2,778,788
58,034	Dongbu Insurance Co Ltd	2,799,709
71,782	GS Holdings	2,716,494
258,176	Hana Financial Group Inc	7,546,674
32,119	Hankook Tire Co Ltd	1,544,479
75,005	Hankook Tire WorldwideCo Ltd	1,720,867
51,765	Hanwha Corp	1,291,461
8,215	Hyundai Department Store Co Ltd	890,673
52,991	Hyundai Engineering & Construction	2,097,094
60,309	Hyundai Heavy Industries Co Ltd	6,179,976
81,286	Hyundai Marine & Fire Insurance Co Ltd	1,934,467
111,134	Hyundai Mobis	25,123,817
198,977	Hyundai Motor Co	30,579,567

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

31,098	Hyundai Steel Co	1,865,769
320,769	Industrial Bank of Korea	3,768,171
166,523	KB Financial Group Inc	5,594,045
534,672	Kia Motors Corp	22,345,049
8,543	Korea Zinc Co Ltd	3,336,949
323,070	KT Corp	8,796,122
11,400	KT Corp Sponsored ADR	153,216
65,397	KT&G Corp	4,773,849
70,380	LF Corp	2,016,749
43,344	LG Chem Ltd	7,795,039
241,795	LG Display Co Ltd	7,944,927
96,638	LG Electronics Inc	5,353,815
47,502	LG International Corp	1,587,018
64,442	LIG Insurance Co Ltd	1,350,767
8,762	Lotte Shopping Co Ltd	1,896,216
96,267	Meritz Fire & Marine Insurance Co Ltd	1,070,792
46,455	POSCO	10,791,271
281,648	Samsung Electronics Co Ltd	349,637,433
2,595	Samsung Electronics Co Ltd GDR (Registered Shares)	1,597,585
59,651	Samsung Engineering Co Ltd	2,057,415
170,609	Samsung Heavy Industries Co Ltd	2,762,088
180,811	Shinhan Financial Group Co Ltd	7,382,225
30,120	SK Holdings Co Ltd	4,696,039
145,315	SK Innovation Co Ltd	12,340,062
57,798	SK Telecom Co Ltd	15,146,883
25,600	SK Telecom Co Ltd ADR	736,000
119,484	Sungwoo Hitech Co Ltd	1,317,943

	Total South Korea	577,505,725

	Spain — 1.0%
83,150	ACS Actividades de Construccion y Servicios SA	2,891,934
127,745	Enagas	4,045,370
134,300	Endesa SA	2,680,336
371,959	Gas Natural SDG SA	8,731,279
5,659,101	Iberdrola SA	39,061,511
3,633,389	Jazztel Plc*	51,477,529
1,020,213	Repsol YPF SA	18,072,826
5,112,092	Telefonica SA	76,657,886

	Total Spain	203,618,671

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd	54,627

	Sweden — 0.2%
1,048,507	Ericsson LM - Class B	12,712,367
274,113	Sandvik AB	2,877,251
126,432	Securitas AB - Class B	1,541,068
193,989	Skanska AB - Class B	4,299,615
116,101	SKF AB	2,736,719
273,314	Tele2 AB - Class B	3,091,938
3,230,120	TeliaSonera AB	19,903,224

	Total Sweden	47,162,182

	Switzerland — 0.2%
481,974	ABB Ltd (Registered)	9,266,533
97,780	Holcim Ltd (Registered)	6,836,081
239,872	Nestle SA (Registered)	18,319,255
25,927	Novartis AG (Registered)	2,526,657
13,515	Swisscom AG (Registered)	7,924,090

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

11,632	Zurich Insurance Group AG	3,856,917

	Total Switzerland	48,729,533

	Taiwan — 1.1%
2,981,390	Acer Inc	1,934,279
4,156,000	Advanced Semiconductor Engineering Inc	5,218,768
1,912,000	Asustek Computer Inc	19,983,481
1,633,000	Chipbond Technology Corp	3,337,916
716,278	Chong Hong Construction Co Ltd	1,466,770
2,917,470	Chunghwa Telecom Co Ltd	8,816,669
500	Chunghwa Telecom Co Ltd ADR	15,020
11,240,000	Compal Electronics Inc	8,196,355
1,383,000	Coretronic Corp	1,951,586
4,860,371	E.Sun Financial Holding Co Ltd	2,989,959
793,000	Far Eastern New Century Corp	798,127
1,197,000	Far EasTone Telecommunications Co Ltd	2,924,402
2,109,750	Foxconn Technology Co Ltd	5,712,455
1,380,500	Highwealth Construction Corp	2,798,192
17,264,120	Hon Hai Precision Industry Co Ltd	47,372,589
1,815,000	HTC Corp	8,998,071
3,662,628	Lite-On Technology Corp	4,514,264
269,222	Makalot Industrial Co Ltd	1,506,606
670,000	Novatek Microelectronics Corp Ltd	3,685,341
3,531,000	Pegatron Corp	9,389,211
373,000	Phison Electronics Corp	2,644,242
1,408,000	Pou Chen Corp	1,928,253
2,394,808	Powertech Technology Inc	3,961,880
4,533,000	Quanta Computer Inc	11,046,879
1,782,020	Radiant Opto-Electronics Corp	5,637,433
924,330	Realtek Semiconductor Corp	2,802,571
668,000	Simplo Technology Co Ltd	3,277,942
1,611,000	Synnex Technology International Corp	2,315,708
1,253,000	Taiwan Cement Corp	1,691,692
580,000	Taiwan Mobile Co Ltd	1,912,492
660,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	14,990,871
714,000	TPK Holding Co Ltd	4,625,680
1,496,000	Tripod Technology Corp	3,239,131
2,701,000	Unimicron Technology Corp	1,849,740
4,831,000	United Microelectronics Corp	2,339,377
7,507,909	Wistron Corp	6,844,883
1,709,000	WPG Holdings Co Ltd	2,121,875
495,000	Yungtay Engineering Co Ltd	1,144,355

	Total Taiwan	215,985,065

	Thailand — 0.2%
1,392,700	Bangchak Petroleum Pcl (Foreign Registered)	1,457,983
8,431,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,780,441
8,463,900	Banpu Pcl (Foreign Registered)	6,279,798
999,700	PTT Exploration & Production Pcl (Foreign Registered)	3,332,905
1,753,800	PTT Pcl (Foreign Registered)	18,542,992
1,109,600	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	2,031,615
2,848,100	Thai Oil Pcl (Foreign Registered)	4,450,557
1,353,200	Thanachart Capital Pcl (Foreign Registered)	1,372,931

	Total Thailand	42,249,222

	Turkey — 0.6%
2,205,494	Akbank TAS	8,034,732
228,495	Arcelik AS	1,452,159
4,468,315	Asya Katilim Bankasi AS	1,134,303
1,792,762	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,271,489
1,030,232	Gubre Fabrikalari TAS	2,341,410

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

504,098	Haci Omer Sabanci Holding AS	2,123,421
1,889,350	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	1,223,003
1,047,442	KOC Holding AS	5,431,261
407,143	Koza Altin Isletmeleri AS	3,220,179
1,790,928	Koza Anadolu Metal Madencilik Isletmeleri AS	1,239,761
1,372,207	Tekfen Holding AS	3,213,523
267,429	Tupras-Turkiye Petrol Rafineriler AS	5,796,193
1,289,508	Turk Hava Yollari Anonim Ortakligi	4,921,290
1,757,119	Turk Telekomunikasyon AS	5,257,021
1,900,968	Turkcell Iletisim Hizmetleri AS	10,943,587
4,400	Turkcell Iletisim Hizmetleri AS ADR	63,536
490,366	Turkiye Garanti Bankasi AS	2,061,885
1,454,293	Turkiye Halk Bankasi AS	9,338,178
7,627,988	Turkiye IS Bankasi - Class C	22,111,786
842,801	Turkiye Sise ve Cam Fabrikalari AS	1,315,598
3,872,106	Turkiye Vakiflar Bankasi TAO - Class D	8,995,585
3,977,673	Yapi ve Kredi Bankasi AS	8,222,910

	Total Turkey	110,712,810

	United Kingdom — 3.2%
62,791	Aggreko Plc	1,464,414
1,344,618	AstraZeneca Plc	95,717,119
1,557,446	BAE Systems Plc	11,856,235
602,638	Balfour Beatty Plc	2,012,260
25,124	Berkeley Group Holdings Plc	915,789
404,414	BG Group Plc	5,394,022
13,679,144	BP Plc	87,875,255
261,371	British American Tobacco Plc	14,745,513
1,516,855	BT Group Plc	9,516,214
4,402,541	Centrica Plc	19,428,528
355,932	Cobham Plc	1,744,737
218,148	Compass Group Plc	3,761,121
1,615,332	CSR Plc	20,696,350
670,734	Debenhams Plc	756,735
1,259,990	GlaxoSmithKline Plc	27,743,368
1,347,834	Home Retail Group Plc	3,893,170
102,808	Imperial Tobacco Group Plc	4,828,786
208,568	Inchcape Plc	2,178,681
1,244,814	J Sainsbury Plc	4,770,140
1,609,740	Kingfisher Plc	8,280,765
1,126,747	Ladbrokes Plc	1,963,014
4,056,836	Man Group Plc	10,921,589
1,185,948	Marks & Spencer Group Plc	8,620,810
313,843	Meggitt Plc	2,537,071
48,063	Micro Focus International Plc	761,570
560,308	Pearson Plc	11,368,528
151,860	Persimmon Plc	3,635,367
130,880	Reckitt Benckiser Group Plc	11,077,011
312,299	Rexam Plc	1,995,676
2,937,585	Royal Dutch Shell Plc A Shares (London)	89,524,553
1,673,934	Royal Dutch Shell Plc B Shares (London)	52,996,689
264,283	Royal Mail Plc	1,727,395
301,491	Sage Group Plc (The)	2,173,406
324,126	Scottish & Southern Energy Plc	7,843,408

207,527	Smiths Group Plc	3,512,193
63,195	Synergy Health Plc	2,061,599
192,016	Tate & Lyle Plc	1,958,356
9,056,096	Tesco Plc	30,624,658
351,954	Unilever Plc	15,497,952
14,296,114	Vodafone Group Plc	50,271,968
266,849	William Hill Plc	1,511,856

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

3,393,576	WM Morrison Supermarkets Plc	9,156,284
271,759	WPP Plc	5,976,136

	Total United Kingdom	655,296,291

	United States — 19.5%
415,506	3M Co.	67,436,624
905,100	Abbott Laboratories	40,512,276
325,017	Accenture Plc – Class A	27,311,178
725,595	Allergan, Inc.(b)	159,093,960
541	Alliance Data Systems Corp.	156,257
1,949,644	Amazon.com, Inc.	691,207,287
72,200	Ametek, Inc.	3,458,380
88,500	Amphenol Corp. – Class A	4,753,335
150,845	Analog Devices, Inc.	7,859,779
313,542	Apple, Inc.	36,734,581
1,223,150	Baker Hughes, Inc.	70,930,468
149,304	Baxter International, Inc.	10,497,564
116,308	Becton, Dickinson and Co.	16,059,809
228,800	Bed Bath & Beyond, Inc.	17,107,376
43,900	Biogen Idec, Inc.	17,084,124
217,100	Chevron Corp.	22,259,263
71,100	Church & Dwight Co., Inc.	5,753,412
79,800	CH Robinson Worldwide, Inc.	5,683,356
2,251,889	Cisco Systems, Inc.	59,371,053
100,000	Citrix Systems, Inc.	5,926,000
452,047	City National Corp.	39,187,954
2,513,103	Coca-Cola Co. (The)	103,464,450
330,968	Cognizant Technology Solutions Corp. – Class A	17,915,298
554,219	Colgate-Palmolive Co.	37,420,867
148,800	Costco Wholesale Corp.	21,276,912
242,402	Covisint Corp.	538,132
31,000	CR Bard, Inc.	5,301,930
424,802	Danaher Corp.	34,995,189
1,615,760	DIRECTV(b)	137,792,013
212,500	eBay, Inc.	11,262,500
18,800	Edwards Lifesciences Corp.	2,356,580
1,142,300	EMC Corp.	29,619,839
397,357	Emerson Electric Co.	22,625,508
169,059	Endo International Plc	13,458,812
33,000	Estee Lauder Cos., Inc. (The) – Class A	2,329,470
74,200	Expeditors International of Washington, Inc.	3,241,056
2,706,917	Express Scripts Holding Co.	218,475,271
29,400	F5 Networks, Inc.	3,281,628
45,000	Fastenal Co.	1,998,000
63,300	Genuine Parts Co.	5,883,102
205,816	Google, Inc. – Class A	110,636,391
1,500	Google, Inc. – Class C	801,780
38,100	Henry Schein, Inc.	5,260,467
23,300	Hershey Co. (The)	2,381,493
57,900	Honeywell International, Inc.	5,660,304
44,000	Hormel Foods Corp.	2,253,680
6,987,793	Hudson City Bancorp, Inc.(b)	62,680,503
72,763	Humana, Inc.	10,655,414
261,636	Illinois Tool Works, Inc.	24,355,695

3,177,779	International Game Technology(b)	53,768,021
156,199	International Business Machines Corp.	23,946,869
114,174	Intuit, Inc.	9,912,587
10,346	Intuitive Surgical, Inc.	5,115,890
922,800	Johnson & Johnson	92,409,192
535,332	JPMorgan Chase & Co.	29,111,354
98,300	Linear Technology Corp.	4,417,602

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

943,406	Lorillard, Inc.(b)	61,896,868
148,700	Mastercard, Inc. – Class A	12,197,861
36,700	McCormick & Co., Inc. (Non Voting)	2,620,013
206,134	McDonald’s Corp.	19,055,027
2,341,787	Medtronic Plc	167,203,592
1,785,800	Microsoft Corp.	72,146,320
253,004	Monsanto Co.	29,849,412
315,952	Nike, Inc. – Class B	29,146,572
3,638,278	Oracle Corp.	152,407,465
138,000	Paychex, Inc.	6,245,880
4,274,327	Philip Morris International, Inc.	342,971,998
68,596	Precision Castparts Corp.	13,726,060
1,109,695	Procter & Gamble Co. (The)	93,536,192
1,046,178	Qualcomm, Inc.	65,344,278
19,900	Ralph Lauren Corp.	3,321,111
64,864	Rockwell Automation, Inc.	7,064,987
45,700	Ross Stores, Inc.	4,191,147
541,328	Sigma-Aldrich Corp.	74,443,427
213,707	Stryker Corp.	19,458,022
136,557	St Jude Medical, Inc.	8,995,010
363,200	Susquehanna Bancshares, Inc.	4,579,952
197,800	Sysco Corp.	7,747,826
592,185	Teradata Corp.	26,387,764
726,528	Time Warner Cable, Inc.(b)	98,902,257
68,600	Total System Services, Inc.	2,426,382
608,461	TRW Automotive Holdings Corp.(b)	62,774,921
308,370	Ubiquiti Networks, Inc.	8,108,589
466,181	UnitedHealth Group, Inc.	49,531,731
41,100	Varian Medical Systems, Inc.	3,804,216
167,659	VF Corp.	11,630,505
447,487	Wal-Mart Stores, Inc.	38,027,445
24,600	Waters Corp.	2,928,630
30,200	WW Grainger, Inc.	7,122,368
107,800	Xilinx, Inc.	4,158,385
98,500	Zimmer Holdings, Inc.	11,041,850

	Total United States	3,949,981,898

	TOTAL COMMON STOCKS (COST $ 9,101,386,720)	8,934,682,940

	PREFERRED STOCKS (a)— 1.4%

	Brazil — 0.5%
688,400	AES Tiete SA	4,252,380
582,600	Banco do Estado do Rio Grande do Sul SA - Class B	2,659,886
203,550	Bradespar SA	882,068
399,100	Centrais Eletricas Brasileiras SA	915,754
57,000	Cia Brasileira de Distribuicao	1,900,801
217,381	Companhia de Transmissao de Energia Eletrica Paulista	3,176,094
2,163,627	Companhia Energetica de Minas Gerais	9,606,775
1,346,639	Companhia Energetica de Minas Gerais Sponsored ADR	6,073,342
393,500	Companhia Energetica de Sao Paulo - Class B	3,445,512
289,000	Companhia Paranaense de Energia - Class B	3,348,587
165,600	Companhia Paranaense de Energia Sponsored ADR	1,920,960

727,700	Eletropaulo Metropolitana SA	1,827,081
1,474,800	Gerdau SA	5,017,917
69,100	Gerdau SA Sponsored ADR	238,395
353,716	Itau Unibanco Holding SA	4,340,830
14,466	Itau Unibanco Holding SA ADR	175,328
3,654,708	Itausa-Investimentos Itau SA	12,486,889
581,900	Metalurgica Gerdau SA	2,141,618
424,470	Oi SA	782,875

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

94,980	Oi SA ADR *	187,111
530,200	Telefonica Brasil SA	9,801,825
673,200	Telefonica Brasil SA ADR	12,413,808
185,400	Tim Participacoes SA ADR	4,091,778

	Total Brazil	91,687,614

	Germany — 0.3%
239,313	Porsche Automobil Holding SE	20,055,078
205,030	Volkswagen AG	45,739,699

	Total Germany	65,794,777

	Russia — 0.3%
104,682,104	Surgutneftegaz OJSC	63,166,019
3,410	Transneft	6,918,418

	Total Russia	70,084,437

	South Korea — 0.3%
42,164	Hyundai Motor Co	4,605,299
24,915	Hyundai Motor Co	2,605,156
47,537	Samsung Electronics Co Ltd	46,269,899

	Total South Korea	53,480,354

	TOTAL PREFERRED STOCKS (COST $316,234,704)	281,047,182

	RIGHTS/WARRANTS (a)— 0.0%

	Spain — 0.0%
83,150	ACS Actividades de Construccion y Servicios SA, Expires 02/15/18*	42,282

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/2019*	—
2,279,800	Safeway PDC, LLC CVR, Expires 1/30/2017*	—

	Total United States	—

	TOTAL RIGHTS/WARRANTS (COST $2,467,164)	42,282

	DEBT OBLIGATIONS (a)— 9.7%

	Canada — 0.2%

	Bank Loans — 0.2%
28,200,000	Burger King Corp., 2014 Term Loan B, 4.50%, due 3/31/15	28,270,500

	United States — 9.3%

	Asset-Backed Securities — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	1,600
2,500,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	583,750

	Total Asset-Backed Securities	585,350

	Bank Loans — 0.1%
21,900,000	Level 3 Financing Inc., Incremental Term Loan, 4.50%, due 04/30/15	21,900,000
3,609,073	Sears Holding Corporation, Term Loan, 4.50%, due 03/04/15	3,491,778

	Total Bank Loans	25,391,778

	U.S. Government — 9.2%
100,983,600	U.S. Treasury Strip Principal, 3.13%, due 11/15/41	55,054,138
339,509,800	U.S. Treasury Bond, 3.13%, due 11/15/41	403,565,793

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

	1,395,897,069	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15(d)	1,402,221,878

		Total U.S. Government	1,860,841,809

		Total United States	1,886,818,937

		Puerto Rico — 0.0%

		Municipal Obligations — 0.0%
	4,172,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	2,987,987
	3,892,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	2,753,434

		Total Municipal Obligations	5,741,421

		Total Puerto Rico	5,741,421

		United Kingdom — 0.2%

		Certificates of Deposit — 0.2%
GBP	8,921,000	Towergate Finance Plc, Reg. S, 8.50%, due 02/15/18	11,958,769
GBP	21,852,000	Towergate Finance Plc, Reg. S, 6.06%, due 02/15/18	28,963,884

		Total Certificates of Deposit	40,922,653

		Total United Kingdom	40,922,653

		TOTAL DEBT OBLIGATIONS (COST $1,959,656,783)	1,961,753,511

		MUTUAL FUNDS — 26.6%

		United States — 26.6%

		Affiliated Issuers — 26.6%
	87,835,413	GMO Alpha Only Fund, Class IV	2,010,552,608
	34,486,776	GMO Debt Opportunities Fund, Class VI	851,823,368
	97,737,595	GMO Emerging Country Debt Fund, Class IV	908,959,629
	31,263,769	GMO Special Opportunities Fund, Class VI	591,823,139
	30,131,406	GMO Systematic Global Macro Opportunity Fund, Class III	1,019,345,470

		TOTAL MUTUAL FUNDS (COST $5,458,977,055)	5,382,504,214

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED (a)— 2.4%

		Currency Options — 1.8%
EUR	286,277,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	5,634,276
EUR	173,309,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	3,401,138
EUR	389,946,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.08, (OTC) (CP-JPM)	6,469,900
EUR	105,792,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	5,010,487
EUR	105,792,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	2,318,215
EUR	352,638,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.10, (OTC) (CP-JPM)	10,026,973

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

EUR	421,383,000	EUR Put/USD Call, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	21,259,710
EUR	421,383,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	8,233,805
EUR	701,940,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.09, (OTC) (CP-JPM)	18,611,457
GBP	221,507,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	3,677,648
GBP	110,972,000	GBP Put/USD Call, Expires 07/07/15, Strike 1.51, (OTC) (CP-GS)	4,395,776
EUR	209,819,000	EUR Call/USD Put, Expires 07/07/15, Strike 1.18, (OTC) (CP-GS)	2,427,383
GBP	110,972,000	GBP Call/USD Put, Expires 07/07/15, Strike 1.51, (OTC) (CP-GS)	4,121,991
EUR	209,819,000	EUR Put/USD Call, Expires 07/07/15, Strike 1.18, (OTC) (CP-GS)	13,422,445
EUR	38,060,000	EUR Put/USD Call, Expires 03/19/15, Strike 1.25, (OTC) (CP-GS)	4,556,632
EUR	52,460,000	EUR Put/USD Call, Expires 03/19/15, Strike 1.19, (OTC) (CP-GS)	3,061,149
EUR	55,020,000	EUR Put/USD Call, Expires 12/20/17, Strike 1.24, (OTC) (CP-JPM)	6,605,775
EUR	94,850,000	EUR Put/USD Call, Expires 12/18/15, Strike 1.25, (OTC) (CP-GS)	11,610,539
EUR	94,850,000	EUR Call/USD Put, Expires 12/18/15, Strike 1.25, (OTC) (CP-GS)	759,159
EUR	38,060,000	EUR Call/USD Put, Expires 03/19/15, Strike 1.25, (OTC) (CP-GS)	4,344
GBP	94,000,000	GBP Call/USD Put, Expires 12/16/15, Strike 1.57, (OTC) (CP-GS)	2,420,360
GBP	94,000,000	GBP Put/USD Call, Expires 12/16/15, Strike 1.57, (OTC) (CP-GS)	8,625,796
EUR	189,630,000	EUR Call/USD Put, Expires 12/16/15, Strike 1.25, (OTC) (CP-GS)	1,498,901
EUR	189,630,000	EUR Put/USD Call, Expires 12/16/15, Strike 1.25, (OTC) (CP-GS)	23,215,723
EUR	359,400,000	EUR Call/USD Put, Expires 11/12/15, Strike 1.25, (OTC) (CP-JPM)	2,386,778
GBP	190,900,000	USD Call/GBP Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	15,831,035

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

USD	298,200,000	USD Call/JPY Put, Expires 02/16/15, Strike 117.00, (OTC) (CP-GS)	3,397,393
USD	298,200,000	USD Put/JPY Call, Expires 02/16/15, Strike 117.00, (OTC) (CP-GS)	2,371,286
EUR	126,300,000	EUR Put/USD Call, Expires 11/25/15, Strike 1.25, (OTC) (CP-BCLY)	15,434,770
EUR	126,300,000	EUR Call/USD Put, Expires 11/25/15, Strike 1.25, (OTC) (CP-BCLY)	897,702
EUR	105,400,000	EUR Put/USD Call, Expires 02/24/15, Strike 1.25, (OTC) (CP-BCLY)	12,634,337
EUR	105,400,000	EUR Call/USD Put, Expires 02/24/15, Strike 1.25, (OTC) (CP-BCLY)	357
EUR	63,140,000	EUR Put/USD Call, Expires 11/28/17, Strike 1.24, (OTC) (CP-DB)	7,587,736
EUR	64,900,000	EUR Put/USD Call, Expires 02/25/15, Strike 1.21, (OTC) (CP-DB)	5,294,050
USD	82,000,000	USD Call/JPY Put, Expires 02/19/15, Strike 106.13, (OTC) (CP-MSCI)	7,869,622
USD	82,000,000	USD Put/JPY Call, Expires 02/19/15, Strike 98.95, (OTC) (CP-MSCI)	—
USD	294,800,000	USD Put/JPY Call, Expires 02/19/15, Strike 113.34, (OTC) (CP-GS)	458,414
USD	294,800,000	USD Call/JPY Put, Expires 02/19/15, Strike 113.34, (OTC) (CP-DB)	10,647,586
EUR	193,070,529	EUR Put/USD Call, Expires 02/03/15, Strike 1.22, (OTC) (CP-DB)	16,447,154
EUR	234,600,000	EUR Put/USD Call, Expires 02/06/15, Strike 1.25, (OTC) (CP-DB)	28,348,247
EUR	188,645,867	EUR Put/USD Call, Expires 11/03/17, Strike 1.24, (OTC) (CP-GS)	22,678,706
EUR	234,600,000	EUR Call/USD Put, Expires 02/06/15, Strike 1.25, (OTC) (CP-DB)	—
EUR	359,400,000	EUR Put/USD Call, Expires 11/12/15, Strike 1.25, (OTC) (CP-JPM)	43,860,758

		Total Currency Options	367,515,513

		Options on Interest Rate Swaps — 0.2%
EUR	251,000,000	EUR Swaption Put, Expires 12/11/15, Strike 1.64, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 251,000,000 EUR in which it will pay a rate of 1.64% and will receive 6 month Euribor, maturing on 12/15/45. (OTC) (CP - JPM)	6,446,908

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

EUR	204,410,000	EUR Swaption Put, Expires 12/16/16, Strike 2.34, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 2.34% and will receive 6 month Euribor, maturing on 12/22/46. (OTC) (CP - MSCI)	2,634,826
EUR	206,122,000	EUR Swaption Put, Expires 02/01/17, Strike 2.28, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 206,122,000 EUR in which it will pay a rate of 2.28% and will receive 6 month Euribor, maturing on 02/03/47. (OTC) (CP - GS)	3,187,247
EUR	192,344,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 192,344,000 EUR in which it will pay a rate of 2.05% and will receive 6 month Euribor, maturing on 09/05/46. (OTC) (CP - GS)	3,530,829
EUR	260,086,000	EUR Swaption Put, Expires 07/24/17, Strike 2.11, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,086,000 EUR in which it will pay a rate of 2.11% and will receive 6 month Euribor, maturing on 07/26/47. (OTC) (CP - GS)	6,159,201
EUR	278,174,000	EUR Swaption Put, Expires 05/22/17, Strike 2.15, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 278,174,000 EUR in which it will pay a rate of 2.15% and will receive 6 month Euribor, maturing on 05/24/47. (OTC) (CP - GS)	5,917,071
EUR	83,898,000	EUR Swaption Put, Expires 10/13/16, Strike 2.13, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,898,000 EUR in which it will pay a rate of 2.13% and will receive 6 month Euribor, maturing on 10/17/46. (OTC) (CP - GS)	1,422,071
EUR	207,860,000	EUR Swaption Put, Expires 06/01/16, Strike 2.39, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 2.39% and will receive 6 month Euribor, maturing on 06/03/46. (OTC) (CP - GS)	1,475,057
EUR	208,280,000	EUR Swaption Put, Expires 07/07/16, Strike 2.19, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 2.19% and will receive 6 month Euribor, maturing on 07/11/46. (OTC) (CP - GS)	2,619,751
EUR	156,435,000	EUR Swaption Put, Expires 03/01/17, Strike 2.18, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,435,000 EUR in which it will pay a rate of 2.18% and will receive 6 month Euribor, maturing on 03/03/47. (OTC) (CP - GS)	2,930,872
GBP	149,901,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP - GS)	4,619,254

		Total Options on Interest Rate Swaps	40,943,087

Contracts	Description	Value ($)
	Quanto Options — 0.4%
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 03/20/20, Strike 3,000(c)	1,873,648
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 03/06/20, Strike 3,000(c)	1,865,783
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 09/06/19, Strike 3,000(c)	1,796,331
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 09/13/19, Strike 3,000(c)	1,800,079
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 01/31/20, Strike 3,000 (c)	1,850,864

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 07/26/19, Strike 3,000(c)	1,776,849
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 08/23/19, Strike 3,000(c)	1,788,020
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 12/06/19, Strike 3,000(c)	1,829,059
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 08/30/19, Strike 3,000(c)	1,792,395
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 01/17/20, Strike 3,000(c)	1,824,220
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 10/25/19, Strike 3,000(c)	1,818,333
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 05/08/20, Strike 3,000(c)	1,849,881
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 11/15/19, Strike 3,000(c)	1,824,220
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 03/27/20, Strike 3,000(c)	1,873,935
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 07/19/19, Strike 3,000(c)	1,772,779
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 03/13/20, Strike 3,000(c)	1,869,374
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 04/30/20, Strike 3,000(c)	1,867,432
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 01/10/20, Strike 3,000(c)	1,845,216
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 04/09/20, Strike 3,000(c)	1,880,743
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 08/09/19, Strike 3,000(c)	1,783,050
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 10/18/19, Strike 3,000(c)	1,814,341
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 02/21/20, Strike 3,000(c)	1,858,361
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 10/11/19, Strike 3,000(c)	1,810,808
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 04/03/20, Strike 3,000(c)	1,877,712
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 12/13/19, Strike 3,000(c)	1,832,847
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 08/16/19, Strike 3,000(c)	1,786,254
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 04/24/20, Strike 3,000(c)	1,878,388
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 02/07/20, Strike 3,000(c)	1,853,149
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 05/15/20, Strike 3,000(c)	1,840,542
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 12/27/19, Strike 3,000(c)	1,839,065
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 10/04/19, Strike 3,000(c)	1,806,981
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 11/08/19, Strike 3,000(c)	1,823,404
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 09/20/19, Strike 3,000(c)	1,803,923
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 11/01/19, Strike 3,000(c)	1,821,835
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 09/27/19, Strike 3,000(c)	1,803,677
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 01/03/20, Strike 3,000(c)	1,842,121
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 02/14/20, Strike 3,000(c)	1,855,396
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 01/24/20, Strike 3,000(c)	1,853,398
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 11/22/19, Strike 3,000(c)	1,825,831
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 11/29/19, Strike 3,000(c)	1,827,100
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 02/28/20, Strike 3,000(c)	1,861,981
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 04/17/20, Strike 3,000(c)	1,877,975
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 08/02/19, Strike 3,000(c)	1,780,948
3,393	Euro STOXX 50, (OTC)(CP-GS), Expires 12/20/19, Strike 3,000(c)	1,837,600

	Total Quanto Options	80,595,848

	TOTAL OPTIONS PURCHASED (COST $385,644,560)	489,054,448

Shares	Description	Value ($)
	Short-Term Investments (a)— 15.0%

	Money Market Funds — 0.1%
21,753,882	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00%(e)	21,753,882

	U.S. Government — 14.9%
86,600,000	U.S. Treasury Bill, 0.03%, due 06/25/15(f)	86,589,695
886,170,000	U.S. Treasury Bill, 0.01%, due 04/09/15(b)(f)	886,157,594
28,000,000	U.S. Treasury Bill, 0.01%, due 03/19/15(f)	27,999,636
78,000,000	U.S. Treasury Bill, 0.06%, due 07/23/15(f)	77,977,770

216,900,000	U.S. Treasury Bill, 0.01%, due 03/26/15(f)	216,896,096
247,650,000	U.S. Treasury Bill, 0.03%, due 05/07/15(f)	247,632,664
181,221,000	U.S. Treasury Bill, 0.02%, due 05/14/15(f)	181,212,120
186,700,000	U.S. Treasury Bill, 0.03%, due 06/04/15(f)	186,684,130
231,770,000	U.S. Treasury Bill, 0.02%, due 06/11/15(f)	231,753,313
47,000,000	U.S. Treasury Bill, 0.03%, due 06/18/15(f)	46,993,796
115,000,000	U.S. Treasury Bill, 0.03%, due 07/09/15(f)	114,983,670
196,273,000	U.S. Treasury Bill, 0.01%, due 04/02/15(f)	196,269,860

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

January 31, 2015 (Unaudited)

187,800,000	U.S. Treasury Bill, 0.01%, due 04/30/15(f)	187,793,239
110,414,000	U.S. Treasury Bill, 0.01%, due 04/16/15(f)	110,411,792
190,800,000	U.S. Treasury Bill, 0.01%, due 04/23/15(f)	190,795,802
30,000,000	U.S. Treasury Bill, 0.06%, due 08/20/15(f)	29,990,880

	Total U.S. Government	3,020,142,057

	TOTAL SHORT-TERM INVESTMENTS (COST $3,041,607,185)	3,041,895,939

	TOTAL INVESTMENTS — 99.3% (Cost $20,265,974,171)	20,090,980,516

	SECURITIES SOLD SHORT (a)— (3.0)%

	COMMON STOCKS — (3.0)%

	Canada — (0.1)%
(287,935)	Royal Bank of Canada	(16,294,242)

	Italy — 0.0%
(101,548)	GTECH SpA	(1,995,905)

	United States — (2.9)%
(242,197)	Actavis Plc	(64,555,188)
(144)	Alliance Data Systems Corp.	(41,592)
(4,614,142)	Applied Materials, Inc.	(105,387,003)
(1,648,598)	AT&T, Inc.	(54,271,846)
(91,900)	BB&T Corp.	(3,243,151)
(610,044)	Comcast Corp.	(32,420,788)
(842,724)	Comcast Corp. - Class A	(44,580,100)
(170,938)	Endo International Plc	(13,608,374)
(1,257,420)	Halliburton Co.	(50,284,226)
(586,812)	M&T Bank Corp.	(66,403,646)
(1,853,595)	Medtronic Plc	(132,346,683)
(274,439)	Reynolds American, Inc.	(18,648,130)
(27,200)	STERIS Corp.	(1,773,984)

	Total United States	(587,564,711)

	TOTAL COMMON STOCKS (PROCEEDS $615,373,509)	(605,854,858)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $615,373,509)	(605,854,858)

	Other Assets and Liabilities (net) — 3.7%	752,554,723

	TOTAL NET ASSETS — 100.0%	$20,237,680,381

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

A summary of outstanding financial instruments at January 31, 2015 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
02/03/2015	GS	BRL	200,100,000	USD	77,363,232	$2,789,488
03/03/2015	GS	BRL	3,161,000	USD	1,207,872	38,971
02/17/2015	BCLY	CHF	27,326,000	USD	31,885,276	2,102,494
02/17/2015	GS	CHF	139,576,500	USD	158,048,350	5,923,034
02/17/2016	GS	CHF	79,202,000	USD	87,078,246	(763,478)
02/19/2015	BCLY	EUR	219,215,461	USD	271,940,481	24,192,008
02/19/2015	BOA	EUR	686,604,592	USD	849,530,550	73,557,733
02/19/2015	DB	EUR	227,029,209	USD	280,847,384	24,268,128
02/19/2015	GS	EUR	165,160,215	USD	202,948,096	16,290,682
02/19/2015	JPM	EUR	215,032,328	USD	266,907,587	23,886,723
02/19/2015	MSCI	EUR	5,129,592	USD	6,073,485	276,227
03/23/2015	BBH	GBP	123,302	USD	185,094	(564)
03/23/2015	BCLY	GBP	101,979,044	USD	154,002,124	450,717
03/23/2015	BOA	GBP	50,382,606	USD	76,154,875	293,015
03/23/2015	GS	GBP	117,602,992	USD	177,550,873	474,250
07/13/2015	JPM	GBP	53,364,000	USD	80,324,293	33,267
02/06/2015	BCLY	INR	18,953,500,000	USD	307,936,637	2,108,623
02/23/2015	BCLY	JPY	35,870,369,000	USD	304,100,533	(1,425,110)
02/23/2015	BOA	JPY	22,756,788,206	USD	195,640,354	1,809,554
02/23/2015	GS	JPY	22,340,414,000	USD	191,853,900	1,569,565
02/06/2015	BCLY	KRW	426,299,000,000	USD	385,154,696	(4,610,117)
05/14/2015	BCLY	KRW	374,928,141,000	USD	343,920,288	2,409,537
04/09/2015	BCLY	SEK	954,074,637	USD	120,155,237	4,778,263
04/09/2015	GS	SEK	271,175,688	USD	33,367,748	574,265
02/03/2015	GS	USD	73,608,393	BRL	200,100,000	965,352
02/06/2015	BCLY	USD	304,587,546	INR	18,953,500,000	1,240,467
02/06/2015	BCLY	USD	392,619,783	KRW	426,299,000,000	(2,854,971)
02/17/2015	GS	USD	85,670,337	CHF	79,202,000	652,428
02/19/2015	GS	USD	815,325,287	EUR	688,598,000	(37,099,601)
02/19/2015	JPM	USD	49,053,132	EUR	39,890,000	(3,971,063)
02/23/2015	BOA	USD	223,708,864	JPY	26,002,204,521	(2,235,250)
02/23/2015	GS	USD	426,403,287	JPY	50,330,772,323	2,288,750
03/03/2015	GS	USD	76,799,079	BRL	200,100,000	(2,804,441)
05/14/2015	BCLY	USD	303,889,549	INR	18,953,500,000	(4,260,184)
07/13/2015	JPM	USD	154,189,877	GBP	102,526,000	69,883
07/31/2015	JPM	USD	203,930,084	EUR	179,202,000	(1,038,098)
10/23/2015	JPM	USD	369,120,062	EUR	317,277,000	(9,369,770)
10/26/2015	JPM	USD	185,742,816	EUR	159,040,000	(5,402,816)
10/30/2015	JPM	USD	89,689,612	EUR	78,682,000	(463,506)
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(333,749)

						$116,410,706

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

Written Options(a)

Currency Options

	Principal Amount	Expiration Date	Description	Premiums	Market Value
Call EUR	389,946,000	07/29/2015	EUR Call/USD Put, Strike 1.19 (OTC) (CP – JPM)	$457,922	$(4,289,179)
Call EUR	286,277,000	10/29/2015	EUR Call/USD Put, Strike 1.20 (OTC) (CP – JPM)	3,723,896	(4,032,986)
Call EUR	173,309,000	10/28/2015	EUR Call/USD Put, Strike 1.21 (OTC) (CP - JPM)	238,789	(2,312,272)
Call EUR	701,940,000	10/21/2015	EUR Call/USD Put, Strike 1.23 (OTC) (CP – JPM)	9,323,690	(6,600,944)
Call EUR	352,638,000	10/22/2015	EUR Call/USD Put, Strike 1.23 (OTC) (CP – JPM)	4,411,966	(3,205,380)
Call EUR	48,600,000	03/19/2015	EUR Call/USD Put, Strike 1.27 (OTC) (CP-GS)	384,532	(17,024)
Call EUR	182,995,320	02/03/2015	EUR Call/USD Put, Strike 1.28 (OTC) (CP – DB)	1,201,152	(25,434)
Call EUR	64,900,000	02/25/2015	EUR Call/USD Put, Strike 1.28 (OTC) (CP-DB)	478,621	(6,234)
Call EUR	43,300,000	11/28/2017	EUR Call/USD Put, Strike 1.29 (OTC) (CP – DB)	3,215,459	(1,413,852)
Call EUR	36,190,000	12/20/2017	EUR Call/USD Put, Strike 1.29 (OTC) (CP – JPM)	2,577,965	(1,219,848)
Call EUR	129,466,357	11/03/2017	EUR Call/USD Put, Strike 1.29 (OTC) (CP-GS)	9,317,648	(4,079,929)
Call GBP	221,507,000	07/09/2015	GBP Call/USD Put, Strike 1.57 (OTC) (CP - JPM)	2,917,540	(3,007,044)

				$38,249,180	$(30,210,126)

Written Options on Interest Rate Swaps

	Principal Amount	Expiration Date	Description	Premiums	Market Value
EUR	278,174,000	05/22/17	EUR Swaption Call, Expires 05/22/17, Strike 1.15, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 278,174,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.15%, maturing on 05/24/47.	$6,610,400	$(9,682,194)
EUR	83,898,000	10/13/16	EUR Swaption Call, Expires 10/13/16, Strike 1.13, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 83,898,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.13%, maturing on 10/17/46.	1,674,220	(2,457,717)
EUR	206,122,000	02/01/17	EUR Swaption Call, Expires 02/01/17, Strike 1.28, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 206,122,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.28%, maturing on 02/03/47.	5,504,512	(7,985,121)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

EUR	260,086,000	07/24/17	EUR Swaption Call, Expires 07/24/17, Strike 1.11, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 260,086,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.11%, maturing on 07/26/47.	6,680,309	(8,910,078)
EUR	208,280,000	07/07/16	EUR Swaption Call, Expires 07/07/16, Strike 1.19, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.19%, maturing on 07/11/46.	4,395.093	(6,165,630)
EUR	192,344,000	09/01/16	EUR Swaption Call, Expires 09/01/16, Strike 1.05, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 192,344,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.05%, maturing on 09/05/46.	3,320,514	(4,832,313)
EUR	204,410,000	12/16/16	EUR Swaption Call, Expires 12/16/16, Strike 1.34, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.34%, maturing on 12/22/46.	5,002,448	(8,383,305)
EUR	168,209,000	03/01/17	EUR Swaption Call, Expires 03/01/17, Strike 1.38, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 168,209,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.38%, maturing on 03/03/47.	6,862,063	(7,576,054)
EUR	207,860,000	06/01/16	EUR Swaption Call, Expires 06/01/16, Strike 1.39, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay 6 month Euribor and will receive a rate of 1.39%, maturing on 06/03/46.	4,594,240	(8,005,004)
EUR	251,000,000	12/11/15	EUR Swaption Put, Expires 12/11/15, Strike 1.40, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 251,000,000 EUR in which it will pay a rate of 1.40% and will receive 6 month Euribor, maturing on 12/15/30.	8,745,856	(3,876,086)
GBP	149,901,000	01/27/17	GBP Swaption Call, Expires 01/27/17, Strike 1.53, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 149,901,000 EUR in which it will pay 6 month GBP LIBOR and will receive a rate of 1.53%, maturing on 01/27/47.	6,633,501	(7,047,304)

				$60,023,156	$(74,920,806)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

Swaps (a)

Correlation Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
193,930	USD	1/6/2020	GS	Fixed rate Euro STOXX 50 minus 0.40%	Euro STOXX 50 Total Return Index	$893,909

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
6,258,384,000	JPY	01/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$14,382
6,258,384,000	JPY	01/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,075
6,258,384,000	JPY	01/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,204
6,258,384,000	JPY	01/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,137
6,258,384,000	JPY	01/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,792
6,258,384,000	JPY	02/01/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,181
6,258,384,000	JPY	02/02/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,440
6,258,384,000	JPY	02/05/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,229
6,258,384,000	JPY	02/08/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,562
6,258,384,000	JPY	02/09/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,599
10,461,570,000	JPY	11/01/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	39,372
10,461,570,000	JPY	11/02/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	39,267
10,461,570,000	JPY	11/03/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,437

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

10,461,570,000	JPY	11/07/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	39,035
10,461,570,000	JPY	11/08/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,366
6,340,350,000	JPY	11/09/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,955
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,879
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,821
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,861
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38,790
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,102
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	22,547
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,440
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,813
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	22,478
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53,508
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53,700
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53,892
7,875,000,000	JPY	12/01/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	54,244
7,875,000,000	JPY	12/02/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53,872
7,875,000,000	JPY	12/05/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40,806
7,875,000,000	JPY	12/06/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40,861
7,875,000,000	JPY	12/07/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40,916

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

7,875,000,000	JPY	12/08/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40,959
7,875,000,000	JPY	12/09/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40,606
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,950
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,189
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,256
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,413
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,021
6,340,350,000	JPY	11/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37,289
6,340,350,000	JPY	11/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37,229
6,340,350,000	JPY	11/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37,307
6,340,350,000	JPY	11/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37,017
6,340,350,000	JPY	11/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36,989
10,461,570,000	JPY	01/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37,025
6,290,160,000	JPY	01/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,823
10,461,570,000	JPY	01/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36,880
10,461,570,000	JPY	01/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36,438
10,461,570,000	JPY	01/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36,569
10,461,570,000	JPY	01/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36,663
6,290,160,000	JPY	01/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,581
6,290,160,000	JPY	01/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,633

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

6,290,160,000	JPY	01/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,519
6,290,160,000	JPY	01/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,116
6,292,750,000	JPY	01/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,294)
6,292,750,000	JPY	02/01/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,243)
6,292,750,000	JPY	02/02/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,138)
6,292,750,000	JPY	02/06/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,085)
6,292,750,000	JPY	02/07/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,919)
6,292,750,000	JPY	02/08/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,753)
6,292,750,000	JPY	02/07/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,834)
6,292,750,000	JPY	02/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,799)
6,292,750,000	JPY	02/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,629)
6,292,750,000	JPY	02/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,569)
3,397,040,600	JPY	02/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,182)
3,397,040,600	JPY	02/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,261)
3,397,040,600	JPY	02/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,086)
3,397,040,600	JPY	02/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,175)
3,397,040,600	JPY	02/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,034)
3,397,040,600	JPY	02/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,121)
3,397,040,600	JPY	02/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,093)
3,397,040,600	JPY	02/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,180)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

3,397,040,600	JPY	03/01/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,806)
3,397,040,600	JPY	03/01/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,987)
3,397,040,600	JPY	03/02/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,963)
3,397,040,600	JPY	03/02/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,050)
3,397,040,600	JPY	03/06/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,714)
3,397,040,600	JPY	03/06/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,802)
3,397,040,600	JPY	03/07/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,677)
3,397,040,600	JPY	03/07/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,761)
3,397,040,600	JPY	03/08/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,638)
3,397,040,600	JPY	03/08/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,724)
3,397,040,600	JPY	03/09/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,692)
3,397,040,600	JPY	03/09/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,781)
5,672,626,600	JPY	03/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,374)
5,672,626,600	JPY	03/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,032)
5,672,626,600	JPY	03/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,955)
5,672,626,600	JPY	03/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,883)
5,672,626,600	JPY	03/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,052)
5,672,626,600	JPY	03/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,439)
5,672,626,600	JPY	03/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,456)
5,672,626,600	JPY	03/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,575)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

5,672,626,600	JPY	04/03/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,157)
5,672,626,600	JPY	04/04/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,172)
6,321,137,000	JPY	01/09/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,044)
6,321,137,000	JPY	01/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,130)
6,321,137,000	JPY	01/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,525)
6,321,137,000	JPY	01/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,665)
6,321,137,000	JPY	01/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,249)
7,938,127,000	JPY	01/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,639)
7,938,127,000	JPY	01/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,893)
7,938,127,000	JPY	01/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,432)
7,938,127,000	JPY	01/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,388)
7,938,127,000	JPY	01/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,343)
7,938,127,000	JPY	02/01/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,588)
7,999,058,000	JPY	02/05/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,177)
7,999,058,000	JPY	02/06/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,130)
7,999,058,000	JPY	02/07/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,082)
7,999,058,000	JPY	02/08/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,581)
7,999,058,000	JPY	02/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,158)
7,999,058,000	JPY	02/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,407)
6,299,793,000	JPY	02/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,448)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

6,299,793,000	JPY	02/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,004)
6,299,793,000	JPY	02/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,787)
6,299,793,000	JPY	02/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,854)
6,299,793,000	JPY	02/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,141)
6,299,793,000	JPY	03/01/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,469)
6,299,793,000	JPY	03/05/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,319)
6,299,793,000	JPY	03/06/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,383)
6,299,793,000	JPY	03/07/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,928)
6,299,793,000	JPY	03/09/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,572)
7,805,776,000	JPY	03/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,317)
7,805,776,000	JPY	03/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,392)
7,805,776,000	JPY	03/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,842)
7,805,776,000	JPY	03/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,700)
7,805,776,000	JPY	03/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,060)
7,805,776,000	JPY	03/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,129)
7,805,776,000	JPY	03/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,981)
7,805,776,000	JPY	04/03/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,185)
7,805,776,000	JPY	04/09/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137,526)
7,805,776,000	JPY	04/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137,817)
7,805,776,000	JPY	04/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,015)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

7,805,776,000	JPY	04/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,205)
7,805,776,000	JPY	04/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,378)
7,805,776,000	JPY	04/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,429)
7,805,776,000	JPY	04/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,844)
7,535,862,000	JPY	05/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,376)
7,535,862,000	JPY	05/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,636)
7,535,862,000	JPY	05/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,813)
7,535,862,000	JPY	05/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,206)
7,535,862,000	JPY	05/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,322)
7,535,862,000	JPY	05/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,362)
7,535,862,000	JPY	05/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,288)
7,535,862,000	JPY	06/01/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,504)
926,612,000	EUR	01/27/2021	1/27/2024	GS	3 Month EURIBOR	3 Month USD LIBOR	(316,089)
561,142,000	EUR	01/23/2020	1/23/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	393,741
456,632,000	EUR	01/24/2022	1/24/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	1,011,332
548,210,000	EUR	01/29/2020	1/29/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(193,988)
273,688,000	EUR	01/30/2020	1/30/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	86,176
69,912,000	EUR	01/22/2020	1/22/2030	GS	3 Month EURIBOR	3 Month USD LIBOR	356,742
291,015,000	EUR	01/28/2020	1/28/2030	GS	3 Month EURIBOR	3 Month USD LIBOR	(362,068)

							$(5,894,867)
				Premiums to (Pay) Receive			$—

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

Inflation Rate Swaps

Notional Amount	Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
103,367,000 GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index		(1,974,502)
212,639,000 GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index		(4,693,145)
103,367,000 GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index		3,423,136
212,639,000 GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index		7,311,270

							$4,066,759
			Premiums to (Pay) Receive			$
# Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount	Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000 AUD	11/6/2024	BCI(g)	Receive	4.32%	6 Month AUD BBSW	$3,953,560
261,000,000 AUD	11/7/2024	BCI(g)	Receive	4.33%	6 Month AUD BBSW	10,563,155
435,900,000 AUD	11/11/2024	BCI(g)	Receive	4.33%	6 Month AUD BBSW	17,915,492
217,000,000 AUD	11/13/2024	BCI(g)	Receive	4.31%	6 Month AUD BBSW	8,723,847
68,554,000 AUD	12/3/2024	BCI(g)	Receive	4.11%	6 Month AUD BBSW	2,283,050
31,776,000 AUD	12/23/2034	BCI(g)	Receive	4.41%	6 Month AUD BBSW	1,516,119
15,878,000 AUD	12/30/2034	CSS(g)	Receive	4.37%	6 Month AUD BBSW	718,304
15,878,000 AUD	1/7/2035	BCI(g)	Receive	4.11%	6 Month AUD BBSW	499,893
15,853,000 AUD	1/8/2035	JPMF(g)	Receive	4.00%	6 Month AUD BBSW	413,239
31,644,000 AUD	1/9/2035	JPMF(g)	Receive	3.96%	6 Month AUD BBSW	757,956
47,675,000 AUD	1/13/2035	JPMF(g)	Receive	3.96%	6 Month AUD BBSW	1,122,388
31,870,000 AUD	1/13/2035	JPMF(g)	Receive	3.95%	6 Month AUD BBSW	741,899
15,964,000 AUD	1/14/2035	JPMF(g)	Receive	3.91%	6 Month AUD BBSW	333,623
15,964,000 AUD	1/14/2035	JPMF(g)	Receive	3.91%	6 Month AUD BBSW	333,623
32,173,000 AUD	1/16/2035	BCI(g)	Receive	3.82%	6 Month AUD BBSW	519,333
15,830,000 AUD	1/20/2035	BCI(g)	Receive	3.76%	6 Month AUD BBSW	205,240
31,659,000 AUD	1/21/2035	BCI(g)	Receive	3.75%	6 Month AUD BBSW	406,115
1,044,400,000 BRL	1/2/2018	JPM	Receive	12.87%	BZDIOVRA Index	5,311,247
157,859,000 BRL	1/4/2021	JPM	Receive	11.49%	BZDIOVRA Index	(243,640)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

16,098,000 CHF	1/13/2035	CSS(g)	(Pay)	1.33%	6 Month CHF LIBOR	(222,320)
32,055,000 CHF	1/13/2035	CS(g)S	(Pay)	1.22%	6 Month CHF LIBOR	(65,546)
16,251,000 CHF	1/15/2035	CSS(g)	(Pay)	1.35%	6 Month CHF LIBOR	(257,316)
65,545,000 CHF	1/16/2035	CSS(g)	(Pay)	1.35%	6 Month CHF LIBOR	(1,037,013)
31,929,000 CHF	1/22/2035	CSS(g)	(Pay)	1.25%	6 Month CHF LIBOR	(176,652)
37,631,000 CHF	1/23/2035	CSS(g)	(Pay)	1.23%	6 Month CHF LIBOR	(121,190)
36,004,000 CHF	1/27/2035	CSS(g)	(Pay)	1.22%	6 Month CHF LIBOR	(86,600)
13,948,000 CHF	2/3/2035	CSS(g)	(Pay)	1.25%	6 Month CHF LIBOR	(75,272)
1,500,571,000 CZK	1/22/2025	JPMF(g)	(Pay)	0.73%	6 Month CZK PRIBOR	(34,451)
189,318,000 CZK	1/23/2025	CSS(g)	(Pay)	0.74%	6 Month CZK PRIBOR	(13,298)
1,618,027,000 CZK	1/27/2025	CSS(g)	(Pay)	0.75%	6 Month CZK PRIBOR	(128,491)
92,150,000 EUR	12/24/2044	CSS(g)	(Pay)	1.96%	6 Month EURIBOR	(5,478,439)
23,101,000 EUR	12/24/2044	CSS(g)	(Pay)	1.96%	6 Month EURIBOR	(1,358,300)
58,129,000 EUR	12/31/2044	CSS(g)	(Pay)	1.96%	6 Month EURIBOR	(3,416,686)
22,103,000 EUR	1/8/2045	CSS(g)	(Pay)	1.63%	6 Month EURIBOR	(301,486)
51,158,000 EUR	1/21/2045	CSS(g)	(Pay)	1.67%	6 Month EURIBOR	(978,490)
99,342,000 EUR	2/4/2045	CSS(g)	Receive	1.55%	6 Month EURIBOR	315,240
28,720,000 GBP	1/26/2020	BCI(g)	(Pay)	0.96%	SONIA Index	(184,659)
167,110,000 GBP	12/9/2024	BCI(g)	(Pay)	2.09%	SONIA Index	(8,131,747)
663,127,000 GBP	1/21/2025	BCI(g)	(Pay)	1.45%	SONIA Index	(2,429,416)
30,139,000 GBP	1/27/2025	BCI(g)	(Pay)	1.56%	SONIA Index	(337,986)
32,010,000,000 JPY	10/3/2024	BCI(g)	(Pay)	0.66%	6 Month JPY LIBOR	(4,634,522)
147,789,000,000 JPY	10/6/2024	CSS(g)	(Pay)	0.66%	6 Month JPY LIBOR	(21,619,759)
30,169,000,000 JPY	10/7/2024	CSS(g)	(Pay)	0.65%	6 Month JPY LIBOR	(4,301,968)
32,114,000,000 JPY	10/9/2024	CSS(g)	(Pay)	0.65%	6 Month JPY LIBOR	(4,549,734)
10,950,000,000 JPY	11/7/2024	CSS(g)	(Pay)	0.60%	6 Month JPY LIBOR	(1,257,154)
2,410,000,000 JPY	11/13/2024	CSS(g)	(Pay)	0.65%	6 Month JPY LIBOR	(335,960)
11,921,100,000 JPY	11/25/2024	CSS(g)	(Pay)	0.62%	6 Month JPY LIBOR	(1,332,492)
2,881,900,000 JPY	11/27/2024	CSS(g)	(Pay)	0.61%	6 Month JPY LIBOR	(298,798)
9,296,300,000 JPY	12/10/2024	CSS(g)	(Pay)	0.60%	6 Month JPY LIBOR	(854,848)
41,862,424,000 JPY	1/14/2025	CSS(g)	Receive	0.48%	6 Month JPY LIBOR	(551,227)
15,261,557,000 JPY	1/15/2025	CSS(g)	Receive	0.49%	6 Month JPY LIBOR	(73,879)
19,344,099,000 JPY	1/16/2025	CSS(g)	Receive	0.45%	6 Month JPY LIBOR	(746,622)
7,102,304,000 JPY	1/31/2025	CSS(g)	Receive	0.52%	6 Month JPY LIBOR	100,813
7,081,899,000 JPY	2/2/2025	CSS(g)	Receive	0.52%	3 Month JPY LIBOR	125,221

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

46,149,511,000 JPY	1/14/2035	CSS(g)	Receive	1.61%	6 Month JPY LIBOR	4,001,026
16,602,530,000 JPY	1/15/2035	CSS(g)	(Pay)	1.63%	6 Month JPY LIBOR	1,193,916
21,013,679,000 JPY	1/16/2035	CSS(g)	(Pay)	1.61%	6 Month JPY LIBOR	1,814,188
9,128,129,000 JPY	1/31/2045	CSS(g)	(Pay)	1.86%	6 Month JPY LIBOR	167,463
9,101,904,000 JPY	2/2/2045	CSS(g)	(Pay)	1.87%	3 Month JPY LIBOR	89,173
516,900,000 MXN	10/9/2024	BCI(g)	Receive	6.10%	TIIE	1,849,071
1,305,700,000 MXN	10/11/2024	BCI(g)	Receive	6.18%	TIIE	5,273,232
1,039,700,000 MXN	10/16/2024	BCI(g)	Receive	6.03%	TIIE	3,333,123
519,800,000 MXN	10/17/2024	BCI(g)	Receive	6.05%	TIIE	1,722,793
521,200,000 MXN	10/18/2024	BCI(g)	Receive	6.08%	TIIE	1,812,875
1,094,200,000 MXN	10/18/2024	BCI(g)	Receive	6.12%	TIIE	4,045,692
261,000,000 MXN	10/24/2024	BCI(g)	Receive	6.17%	TIIE	1,035,962
1,043,900,000 MXN	10/25/2024	BCI(g)	Receive	6.19%	TIIE	4,258,244
785,300,000 MXN	10/28/2024	BCI(g)	Receive	6.13%	TIIE	2,941,705
251,100,000 MXN	10/30/2024	BCI(g)	Receive	6.19%	TIIE	1,023,197
697,600,000 MXN	11/20/2024	BCI(g)	Receive	6.00%	TIIE	2,107,862
454,700,000 MXN	11/28/2024	BCI(g)	Receive	6.27%	TIIE	2,039,199
63,250,000 NZD	12/16/2024	BCI(g)	Receive	4.23%	3 Month NZD Bank Bill Rate	2,266,499
31,620,000 NZD	12/18/2024	BCI(g)	Receive	4.20%	3 Month NZD Bank Bill Rate	1,080,111
48,770,000 NZD	12/22/2024	BCI(g)	Receive	4.14%	3 Month NZD Bank Bill Rate	1,478,063
86,450,000 NZD	12/22/2024	BCI(g)	Receive	4.14%	3 Month NZD Bank Bill Rate	2,649,645
55,801,000 NZD	1/8/2025	BCI(g)	Receive	3.98%	3 Month NZD Bank Bill Rate	1,156,166
121,435,000 NZD	1/9/2025	BCI(g)	Receive	3.95%	3 Month NZD Bank Bill Rate	2,342,115
190,238,000 NZD	1/9/2025	JPMF(g)	Receive	3.93%	3 Month NZD Bank Bill Rate	3,427,934
64,744,000 USD	1/22/2020	CSS(g)	(Pay)	1.46%	3 Month USD LIBOR	(327,254)
3,386,800,000 USD	9/28/2020	CSS(g)	Receive	3.20%	3 Month USD LIBOR	73,985,599
764,340,000 USD	12/19/2020	CSS(g)	Receive	2.81%	3 Month USD LIBOR	10,578,387
940,987,000 USD	1/14/2021	CSS(g)	(Pay)	2.38%	3 Month USD LIBOR	(5,192,305)
797,692,000 USD	1/16/2021	CSS(g)	(Pay)	2.27%	3 Month USD LIBOR	(2,805,844)
198,184,000 USD	1/16/2021	CSS(g)	(Pay)	2.28%	3 Month USD LIBOR	(719,338)
403,854,000 USD	1/20/2021	CSS(g)	(Pay)	2.19%	3 Month USD LIBOR	(761,625)
172,120,000 USD	12/15/2024	CSS(g)	(Pay)	2.33%	3 Month USD LIBOR	(8,248,356)
43,160,000 USD	12/16/2034	CSS(g)	(Pay)	2.65%	3 Month USD LIBOR	(3,989,518)
45,373,000 USD	1/9/2035	CSS(g)	(Pay)	2.39%	3 Month USD LIBOR	(2,189,771)
13,672,000 USD	1/13/2035	CSS(g)	(Pay)	2.45%	3 Month USD LIBOR	(797,790)
13,551,000 USD	1/16/2035	CSS(g)	(Pay)	2.26%	3 Month USD LIBOR	(362,244)
13,826,000 USD	1/26/2035	CSS(g)	(Pay)	2.31%	3 Month USD LIBOR	(478,512)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

8,907,000 USD	1/30/2035	CSS(g)	(Pay)	2.24%	3 Month USD LIBOR	(203,187)
220,303,000 USD	11/15/2041	CSS(g)	(Pay)	2.33%	3 Month USD LIBOR	(7,974,898)
64,446,000 USD	11/15/2041	CSS(g)	(Pay)	2.38%	3 Month USD LIBOR	(2,896,247)
64,446,000 USD	11/15/2041	CSS(g)	(Pay)	2.32%	3 Month USD LIBOR	(2,089,036)
91,298,000 USD	11/15/2041	CSS(g)	(Pay)	2.44%	3 Month USD LIBOR	(5,342,281)
60,947,000 USD	12/19/2048	CSS(g)	(Pay)	3.17%	3 Month USD LIBOR	(10,355,258)
86,329,000 USD	1/14/2049	CSS(g)	Receive	2.68%	3 Month USD LIBOR	5,635,804
23,126,000 USD	1/14/2049	CSS(g)	Receive	2.66%	3 Month USD LIBOR	1,380,346
71,927,000 USD	1/16/2049	CSS(g)	Receive	2.59%	3 Month USD LIBOR	3,237,031
17,982,000 USD	1/16/2049	CSS(g)	Receive	2.61%	3 Month USD LIBOR	890,812
36,279,000 USD	1/20/2049	CSS(g)	Receive	2.55%	3 Month USD LIBOR	1,314,813
28,000,000 USD	7/24/2049	CSS(g)	(Pay)	3.66%	3 Month USD LIBOR	(7,510,571)
35,000,000 USD	7/24/2049	CSS(g)	(Pay)	3.66%	3 Month USD LIBOR	(9,443,614)
35,000,000 USD	7/29/2049	CSS(g)	(Pay)	0.76%	3 Month USD LIBOR	(9,301,160)
36,000,000 USD	7/29/2049	CSS(g)	(Pay)	3.66%	3 Month USD LIBOR	(9,642,884)
35,000,000 USD	7/29/2049	CSS(g)	(Pay)	3.65%	3 Month USD LIBOR	(9,818,221)
36,000,000 USD	7/30/2049	CSS(g)	(Pay)	3.62%	3 Month USD LIBOR	(9,384,116)
43,000,000 USD	8/5/2049	CSS(g)	(Pay)	3.73%	3 Month USD LIBOR	(12,177,363)
99,600,000 USD	9/12/2049	CSS(g)	(Pay)	3.66%	3 Month USD LIBOR	(26,613,245)

						$(7,269,196)
	Premiums to (Pay) Receive					$(2,838,796)
# Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of January 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

BZDIOVRA-Brazil Interbank Deposit Rate

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

January 31, 2015 (Unaudited)

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PRIBOR - Prague Interbank Offered Rate

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*	Non-income producing security.
(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.
(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any .
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(e)	The rate disclosed is the 7 day net yield as of January 31, 2015. Note: Yield rounds to 0.00%.
(f)	The rate shown represents yield-to-maturity.
(g)	Interest rate swap was cleared through the CME Group.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCI- Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS- Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF – J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 25, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 25, 2015